UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

        Investment Company Act file number 811-00810
                                          --------------------------------

                              Phoenix Series Fund
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
        ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
        ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ----------------

                   Date of fiscal year end: OCTOBER 31, 2003
                                           ---------------------

                   Date of reporting period: OCTOBER 31, 2003
                                            --------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


Annual Report

>   OCTOBER 31, 2003

[GRAPHIC OMITTED]
DUFF&PHELPS

Phoenix-Duff & Phelps
Core Bond Fund

[GRAPHIC OMITTED]
ENGEMANN

Phoenix-Engemann Aggressive Growth Fund
Phoenix-Engemann Capital Growth Fund

[GRAPHIC OMITTED]
GOODWIN

Phoenix-Goodwin High Yield Fund
Phoenix-Goodwin Money Market Fund

[GRAPHIC OMITTED]
OAKHURST (R)

Phoenix-Oakhurst Balanced Fund

                               [GRAPHIC OMITTED]

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PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS (SM)

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:
[PHOTO OMITTED]

      With this writing, events in the news have reflected regulatory concern regarding the business conduct of a few mutual fund companies. Your fund's management is continually re-evaluating all of our policies and procedures to ensure that we are not only compliant with regulatory standards, but also conforming to best practices that value your interests and help you invest wisely.
      I hope that you'll take time to review the activities and performance information included in this Phoenix Series Funds annual report. With this writing, we are continuing to witness new signs of life in the equity markets, and I am encouraged that our overall economy may be beginning a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.
      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix-Duff & Phelps Core Bond Fund, Phoenix-Engemann Aggressive Growth Fund, Phoenix-Engemann Capital Growth Fund, Phoenix-Goodwin High Yield Fund, Phoenix-Goodwin Money Market Fund, and Phoenix-Oakhurst Balanced Fund may help you in this effort.
      To learn more about your investments, investing, and the latest industry news, visit PhoenixInvestments.com.

Sincerely,

/s/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

DECEMBER 1, 2003

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

TABLE OF CONTENTS

Phoenix-Duff & Phelps Core Bond Fund ..........................  3
Phoenix-Engemann Aggressive Growth Fund ....................... 13
Phoenix-Engemann Capital Growth Fund .......................... 24
Phoenix-Goodwin High Yield Fund ............................... 32
Phoenix-Goodwin Money Market Fund ............................. 44
Phoenix-Oakhurst Balanced Fund ................................ 50
Notes to Financial Statements ................................. 63

   This report is not authorized for distribution to prospective investors in the Phoenix Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Trust's record and other pertinent information.

PHOENIX-DUFF & PHELPS CORE BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Duff & Phelps Core Bond Fund is appropriate for investors seeking both current income and capital appreciation. The Fund intends to maintain an average credit quality of investments of "A" or better as rated by Moody's Investor Services, Inc. or Standard & Poor's.

Q: HOW WOULD YOU DESCRIBE YOUR FIXED-INCOME PHILOSOPHY?

A: Duff & Phelps Investment Management Co. believes that diversified and controlled exposure to a variety of risks associated with the fixed income markets provides the best opportunity to achieve above-market returns over the long term. Duff & Phelps employs intensive fundamental research to determine the appropriate mix of active sector rotation, opportunistic investing in specific issues, and exposure to changes in interest rates.

      The sector allocation decision is derived from assessing the relative value of industries, credit trends, and supply and demand. Duff & Phelps also relies on opportunistic issue selection to enhance sector exposure. A bottom-up strategy is employed that uses rigid credit quality analysis and an assessment of relative default risk. Finally, our fixed income team employs interest rate forecasting to determine the appropriate level of price risk that the Fund should incur. This forecast is based on careful analysis of domestic and international economic activity.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003?

A: For the 12 months ended October 31, 2003, Class A shares returned 3.96%, Class B shares earned 3.08%, and Class C shares were also up 3.06% compared with a return of 4.91% for the Lehman Brothers Aggregate Bond Index1. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: WHAT EVENTS DOMINATED THE FIXED-INCOME MARKET OVER THIS PERIOD?

A: Several factors dominated the fixed income market over the last 12 months. In general, economic fundamentals improved during the year, issues related to corporate accounting irregularities and general malfeasance abated, and geopolitical events continued to garner the close attention of investors. Treasury returns for the period were quite modest, as were those of AAA-rated fixed income alternatives such as government-sponsored agency securities and mortgage pass-through securities. Corporate bond total returns were quite strong, outpacing returns of Treasury alternatives for the period.

      The U.S. economy continued to grow modestly during the year. The exception to this general improvement came in the U.S. labor market, which we believe as a lagging economic indicator is poised to improve. Gross domestic product growth improved during the year to an annualized level of 7.2% in the third quarter. The Federal Reserve Board



1 THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED, COMMONLY USED
  MEASURE OF BROAD BOND MARKET TOTAL-RETURN PERFORMANCE. THE INDEX IS UNMANAGED, DOES NOT REFLECT MANAGEMENT FEES, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT.

moved during the year to reduce short-term rates from 1.75% in late 2002 to a level of 1.00% by the end of October 2003. As inflation continued to be mild, comments from Fed officials suggested that short-term rates would be held at an accommodative level for a considerable period of time in order to foster sustainable economic growth. Business investment rebounded from an anemic level during the year to a level more consistent with economic recovery, and corporate earnings continued to improve. With the lowest borrowing rates in decades, the consumer sector remained solid, with particular strength in housing, auto sales and other discretionary spending.

      Corporate malfeasance moved from the headlines and the forefront of investor sentiment to the judicial and regulatory process, as the corporate markets, in which the Fund invests, continued to heal. Whereas prior year news generated market-moving headlines on a seemingly daily basis, very few additional corporate malfeasance revelations were uncovered during the past year. Together with the improving corporate fundamentals, this environment provided a supportive backdrop for corporate security returns.

      With the Fed holding short-term rates at a low level throughout the year and improving economic activity, the short end of the Treasury yield curve steepened, with rates under 1 year in maturity actually declining by the end of October 2003. Meanwhile 2-year yields increased modestly from 1.7% to about 1.8% by the end of the period and 5-year yields, the worst performing sector of the treasury market, rose from 2.7% to 3.2%. Yields on somewhat longer maturities also rose, although to a lesser extent. Non-Treasury spread product generally outperformed Treasury securities during the year.

Q: WHAT FACTORS HELPED AND WHAT FACTORS HURT THE FUND'S PERFORMANCE DURING THE YEAR?

A: The Fund benefited during the year from overweightings in high quality structured products, particularly in the areas of asset-backed and commercial mortgage pass-through securities, both of which are rated AAA. In addition, modest adjustments to interest rate exposure of the Fund relative to its benchmark benefited relative performance, as did security positioning on the yield curve. Individual security selection across sectors also benefited the Fund.

      The strategy of concentrating on high quality corporate securities during the year detracted from fund performance, as the lowest quality, most financially and economically leveraged securities outperformed their higher quality brethren in the midst of improving economic activity and reduced investor emphasis on specific issuer risks.

Q: WHAT IS YOUR CURRENT INVESTMENT OUTLOOK?

A: We believe that the economy is undergoing a sustainable, albeit muted, economic recovery. Interest rates remain low (particularly those related to consumer consumption), consumer and business confidence is building, and stimulus in the form of tax cuts and additional government spending are all providing support to the U.S. economy. We expect the U.S. labor market to improve, and this is a critical component for continued economic expansion. Barring an unforeseen shock to the economy, such as another large-scale terrorist incident, we believe economic growth should remain solid.

      In such an environment, treasury yields are expected to gradually increase with a steadily flattening yield curve. Despite current Federal Reserve Board public pronouncements, we expect the Fed to begin increasing short-term rates as soon as the economy shows continuing expansion, particularly if inflation begins to heat up. With corporate securities having experienced such a solid string of relative performance over the last year, the prospective benefits from this sector have been reduced. We will continue to monitor the U.S. fixed income market situation in the future and take advantage of relative value opportunities as they are identified.

                                                                DECEMBER 1, 2003



THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix-Duff & Phelps Core Bond Fund

  AVERAGE ANNUAL TOTAL RETURNS 1                         PERIODS ENDING 10/31/03
--------------------------------------------------------------------------------

                                                                         INCEPTION     INCEPTION
                                           1 YEAR   5 YEARS   10 YEARS  TO 10/31/03       DATE
                                           ------   -------   --------  -----------    ---------
Class A Shares at NAV 2                     3.96%    4.15%       5.07%         --             --
Class A Shares at POP 3                    (0.98)    3.14        4.56          --             --
Class B Shares at NAV 2                     3.08     3.35          --        4.52%       2/24/94
Class B Shares with CDSC 4                 (0.84)    3.35          --        4.52        2/24/94
Class C Shares at NAV 2                     3.06       --          --        5.01       10/12/99
Class C Shares with CDSC 4                  3.06       --          --        5.01       10/12/99
Lehman Brothers Aggregate Bond Index 7      4.91     6.54        6.78      Note 5         Note 5

  GROWTH OF $10,000                                         PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/93 in Class A shares and reflects the maximum sales charge of 4.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. [GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                      Phoenix-Duff & Phelps                 Lehman Brothers
                    Core Bond Fund Class A 6             Aggregate Bond Index 7
10/29/93                     $9,525.00                        $10,000.00
10/31/94                      9,145.83                          9,632.98
10/31/95                     10,500.50                         11,140.60
10/31/96                     10,926.10                         11,792.10
10/31/97                     11,784.20                         12,840.60
10/30/98                     12,745.80                         14,039.40
10/29/99                     12,494.60                         14,113.90
10/31/00                     13,116.90                         15,144.10
10/31/01                     14,869.00                         17,349.20
10/31/02                     15,027.50                         18,370.20
10/31/03                     15,622.00                         19,272.00

  SECTOR WEIGHTINGS                                                     10/31/03
--------------------------------------------------------------------------------
As a percentage of bond holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

AGENCY MORTGAGE-BACKED          35%
CORPORATE                       25
U.S. GOVERNMENT                 13
NON-AGENCY MORTGAGE-BACKED      11
ASSET-BACKED                    11
AGENCY NON MORTGAGE-BACKED       3
FOREIGN CORPORATE                2

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 Index performance is 7.10% for Class B (since 2/28/94) and 8.08% for Class C (since 10/29/99).

6 This chart illustrates POP returns on Class A shares for ten years. Returns on Class B and Class C shares will vary due to differing sales charges, fees and inception dates.


7 The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance. The index's performance does not reflect sales charges.

   All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix-Duff & Phelps Core Bond Fund

 TEN LARGEST HOLDINGS AT OCTOBER 31, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

 1. U.S. Treasury Note 3%, 1/31/04                  6.7%
 2. Home Ownership Funding Corp. II Pfd.
    144A 13.338%                                    6.4%
 3. U.S. Treasury Bond 6%, 2/15/26                  5.1%
 4. GNMA 5%, 7/15/33                                4.4%
 5. Fannie Mae 5.50%, 7/1/33                        3.5%
 6. GNMA 5.50%, 2/15/33                             3.1%
 7. Fannie Mae 5%, 9/1/33                           2.6%
 8. Fannie Mae 5.50%,  7/1/33                       2.5%
 9. Consolidated Natural Gas Co. 6.85%, 4/15/11     2.5%
10. First Union - Lehman Brothers Commercial
    Mortgage 97-C1, A3 7.38%, 4/18/07               2.5%

                         INVESTMENTS AT OCTOBER 31, 2003

                                      STANDARD
                                      & POOR'S     PAR
                                       RATING     VALUE
                                     (Unaudited)  (000)       VALUE
                                     -----------  -----       -----
U.S. GOVERNMENT SECURITIES--11.9%

U.S. TREASURY BONDS--5.2%
U.S. Treasury Bond 6%, 2/15/26 .......   AAA     $5,250   $  5,767,209

U.S. TREASURY NOTES--6.7%
U.S. Treasury Note 3%, 1/31/04 .......   AAA      7,500      7,535,745
----------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $13,216,051)                               13,302,954
----------------------------------------------------------------------

AGENCY MORTGAGE-BACKED
SECURITIES--31.7%
Fannie Mae 10%, 5/25/04 ..............   AAA         14         13,892
Fannie Mae 6%, 10/1/14 ...............   AAA      1,666      1,735,774
Fannie Mae 6.50%, '16-'32 ............   AAA      5,640      5,874,440
Fannie Mae 6%, 7/1/17 ................   AAA      1,944      2,021,409
Fannie Mae 5.50%, 9/1/17 .............   AAA      1,817      1,871,811
Fannie Mae 6%, 5/1/29 ................   AAA        856        879,742
Fannie Mae 7.50%, 3/1/31 .............   AAA        826        879,983
Fannie Mae 7%, 7/1/31 ................   AAA      1,027      1,081,555
Fannie Mae 7%, 9/1/31 ................   AAA      1,177      1,239,576
Fannie Mae 5.50%, 7/1/33 .............   AAA      3,893      3,930,596
Fannie Mae 5.50%, 7/1/33 .............   AAA      2,793      2,819,748
Fannie Mae 5%, 9/1/33 ................   AAA      2,983      2,943,937
GNMA 8%, 9/15/05 .....................   AAA         16         16,394
GNMA 8.50%, 3/15/06 ..................   AAA         15         15,644
GNMA 8.50%, 4/15/06 ..................   AAA          8          8,245
GNMA 8%, 9/15/06 .....................   AAA          2          2,145
GNMA 8.50%, 11/15/22 .................   AAA          6          6,100
GNMA 6.50%, 9/15/28 ..................   AAA        713        746,947
GNMA 7.50%, 9/15/29 ..................   AAA        968      1,034,733
GNMA 5.50%, 2/15/33 ..................   AAA      3,440      3,486,823
GNMA 5%, 7/15/33 .....................   AAA      4,967      4,913,840
----------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $34,943,875)                               35,523,334
----------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--2.6%
Fannie Mae 4.375%, 9/15/12 ...........   AAA     $1,200   $  1,177,879
Fannie Mae 7.125%, 1/15/30 ........... Aaa(c)     1,500      1,789,299
----------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,020,297)                                 2,967,178
----------------------------------------------------------------------

ASSET-BACKED SECURITIES--9.6%
Comed Transitional Funding Trust 98-1, A7
5.74%, 12/25/10 ......................   AAA      2,000      2,179,424

DaimlerChrysler Auto Trust 03-A4 2.88%,
10/8/09 ..............................   AAA      2,600      2,613,350

First USA Credit Card Master Trust 97-2, A
1.25%, 1/17/07(d) ....................   AAA      1,400      1,399,961

Green Tree Financial Corp. 98-3, A5 6.22%,
3/1/30 ...............................   AAA      2,416      2,387,131

PECO Energy Transition Trust 99-A, A6
6.05%, 3/1/09 ........................   AAA      2,000      2,172,085
----------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $10,590,021)                               10,751,951
----------------------------------------------------------------------

CORPORATE BONDS--22.2%

AEROSPACE & DEFENSE--1.6%
Honeywell International
7.50%, 3/1/10 ........................     A      1,500      1,762,233

ALUMINUM--1.9%
Alcoa, Inc. 6%, 1/15/12 ..............     A      2,000      2,172,144

AUTOMOBILE MANUFACTURERS--1.4%
General Motors Corp.
7.20%, 1/15/11 .......................   BBB      1,500      1,573,167

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                                      STANDARD
                                      & POOR'S     PAR
                                       RATING     VALUE
                                     (Unaudited)  (000)       VALUE
                                     -----------  -----       -----
CONSUMER FINANCE--3.1%
General Electric Capital Corp. 6.75%,
3/15/32 ..............................   AAA     $1,000   $  1,108,863

Household Finance Corp. 8%, 7/15/10 ..     A      2,000      2,375,216
                                                          ------------
                                                             3,484,079
                                                          ------------

DIVERSIFIED BANKS--1.5%
Citicorp Capital I 7.933%, 2/15/27 ...     A      1,500      1,717,245

ELECTRIC UTILITIES--1.0%
Progress Energy, Inc. 7.10%, 3/1/11 ..   BBB-     1,000      1,127,935

FOREST PRODUCTS--1.3%
Weyerhaeuser Co. 5.95%, 11/1/08 ......   BBB      1,300      1,391,111

GAS UTILITIES--2.5%
Consolidated Natural Gas Co. 6.85%,
4/15/11 ..............................   BBB+     2,500      2,813,410

INTEGRATED OIL & GAS--1.8%
ConocoPhillips Co. 4.75%, 10/15/12 ...     A-     2,000      1,991,304

INTEGRATED TELECOMMUNICATION SERVICES--1.0%
Verizon Global Funding Corp. 7.75%,
12/1/30 ..............................     A+     1,000      1,157,486

INVESTMENT BANKING & BROKERAGE--3.2%
Merrill Lynch & Co., Inc.
6.50%, 7/15/18 .......................     A+     1,500      1,648,671
Morgan Stanley 3.625%, 4/1/08 ........     A+     1,900      1,893,743
                                                          ------------
                                                             3,542,414
                                                          ------------
MOVIES & ENTERTAINMENT--1.9%
Disney (Walt) Co. (The)
5.50%, 12/29/06 ......................   BBB+     2,000      2,143,464
----------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $23,223,162)                               24,875,992
----------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--9.7%
First Union - Lehman Brothers - Bank of
America 98-C2, A2 6.56%, 11/18/08 ....   AAA      2,300      2,561,081

First Union - Lehman Brothers Commercial
Mortgage 97-C1, A3 7.38%, 4/18/07 .... Aaa(c)     2,500      2,807,577

                                      STANDARD
                                      & POOR'S     PAR
                                       RATING     VALUE
                                     (Unaudited)  (000)       VALUE
                                     -----------  -----       -----

J.P. Morgan Commercial Mortgage Finance
Corp. 97-C5, A2 7.069%, 9/15/29 ......   AAA    $ 1,074   $  1,125,470

Merrill Lynch Mortgage Investors, Inc.
96-C2, A3 6.96%, 11/21/28 ............   AAA      2,534      2,731,974

Morgan Stanley Capital I 98-WF1, A2
6.55%, 12/15/07 ......................   AAA      1,500      1,662,707
----------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,918,021)                                10,888,809
----------------------------------------------------------------------

FOREIGN CORPORATE BONDS--2.1%
UNITED KINGDOM--2.1%
British Telecom plc
8.375%, 12/15/10(d) ..................     A-     2,000      2,415,320
----------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,997,680)                                 2,415,320
----------------------------------------------------------------------

                                              SHARES
                                              ------
PREFERRED STOCKS--6.4%
OTHER DIVERSIFIED FINANCIAL SERVICES--6.4%
Home Ownership Funding Corp. II Pfd.
144A 13.338%(b)(d)(e) ......................     13,522      7,162,514
----------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $8,342,278)                                 7,162,514
----------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.2%
(IDENTIFIED COST $105,251,385)                             107,888,052
----------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--3.3%
MONEY MARKET MUTUAL FUNDS--3.3%
SSgA Money Market Fund
(0.71% seven-day effective yield) ..........  3,651,202      3,651,202
----------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,651,202)                                 3,651,202
----------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $108,902,587)                             111,539,254(a)
Other assets and liabilities, net--0.5%                        565,733
                                                          ------------
NET ASSETS--100.0%                                        $112,104,987
                                                          ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,179,686 and gross depreciation of $7,053,784 for federal income tax purposes. At October 31, 2003, the aggregate cost of securities for federal income tax purposes was $114,413,352.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, these securities amounted to a value of $7,162,514 or 6.4% of net assets.

(c) As rated by Moody's or Fitch.

(d) Variable or step coupon security; interest rate reflects the rate currently in effect.

(e) Illiquid. At October 31, 2003, these securities amounted to a value of $7,162,514 or 6.4% of net assets. For acquisition information, see Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS
Investment securities at value
   including $1,177,879 of securities on loan
   (Identified cost $108,902,587)            $111,539,254
Receivables
   Interest                                       839,441
   Fund shares sold                                 4,907
   Receivable from adviser                             18
Prepaid expenses                                    2,524
                                             ------------
     Total assets                             112,386,144
                                             ------------
LIABILITIES
Payables
   Fund shares repurchased                         88,303
   Dividend distributions                              13
   Transfer agent fee                              56,429
   Investment advisory fee                         43,362
   Professional fee                                33,042
   Distribution and service fees                   29,353
   Financial agent fee                              9,166
   Trustees' fee                                      783
Accrued expenses                                   20,706
                                             ------------
     Total liabilities                            281,157
                                             ------------
NET ASSETS                                   $112,104,987
                                             ============
NET ASSETS CONSIST OF:
Capital paid in on shares of
   beneficial interest                       $129,337,083
Undistributed net investment income               145,717
Accumulated net realized loss                 (20,014,480)
Net unrealized appreciation                     2,636,667
                                             ------------
NET ASSETS                                   $112,104,987
                                             ============
CLASS A
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $104,092,040)                   11,886,936
Net asset value per share                           $8.76
Offering price per share $8.76/(1-4.75%)            $9.20

CLASS B
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $6,627,567)                        761,016
Net asset value and offering
   price per share                                  $8.71

CLASS C
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $1,385,380)                        158,645
Net asset value and offering
   price per share                                  $8.73

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME
Interest                                       $5,764,551
Dividends                                         993,326
Security lending                                    2,175
                                               ----------
     Total investment income                    6,760,052
                                               ----------
EXPENSES
Investment advisory fee                           549,677
Service fees, Class A                             280,908
Distribution and service fees, Class B             84,165
Distribution and service fees, Class C             13,707
Financial agent fee                               117,633
Transfer agent                                    274,810
Registration                                       37,838
Professional                                       33,178
Trustees                                           30,769
Printing                                           30,160
Custodian                                          19,189
Miscellaneous                                      20,897
                                               ----------
     Total expenses                             1,492,931
     Custodian fees paid indirectly                  (905)
                                               ----------
     Net expenses                               1,492,026
                                               ----------
NET INVESTMENT INCOME                           5,268,026
                                               ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on securities                   824,851
Net change in unrealized appreciation (depreciation) on
   investments                                 (1,462,090)
                                               ----------
NET LOSS ON INVESTMENTS                          (637,239)
                                               ----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                  $4,630,787
                                               ==========

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year Ended         Year Ended
                                                                                      10/31/03           10/31/02
                                                                                     ----------         ----------
FROM OPERATIONS
   Net investment income (loss)                                                     $   5,268,026      $   6,912,247
   Net realized gain (loss)                                                               824,851         (2,551,115)
   Net change in unrealized appreciation (depreciation)                                (1,462,090)        (3,333,017)
                                                                                    -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      4,630,787          1,028,115
                                                                                    -------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                      (6,521,130)        (7,750,890)
   Net investment income, Class B                                                        (428,854)          (512,861)
   Net investment income, Class C                                                         (68,787)           (43,441)
                                                                                    -------------      -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                           (7,018,771)        (8,307,192)
                                                                                    -------------      -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,720,631 and 3,252,508 shares, respectively)        24,339,370         29,540,032
   Net asset value of shares issued from reinvestment of distributions
     (471,988 and 536,345 shares, respectively)                                         4,204,423          4,840,548
   Cost of shares repurchased (4,199,509 and 4,666,897 shares, respectively)          (37,436,466)       (42,374,522)
                                                                                    -------------      -------------
Total                                                                                  (8,892,673)        (7,993,942)
                                                                                    -------------      -------------
CLASS B
   Proceeds from sales of shares (151,556 and 403,069 shares, respectively)             1,353,216          3,630,193
   Net asset value of shares issued from reinvestment of distributions
     (33,377 and 39,131 shares, respectively)                                             296,019            351,312
   Cost of shares repurchased (489,759 and 427,629 shares, respectively)               (4,341,638)        (3,865,095)
                                                                                    -------------      -------------
Total                                                                                  (2,692,403)           116,410
                                                                                    -------------      -------------
CLASS C
   Proceeds from sales of shares (63,107 and 99,414 shares, respectively)                 570,368            894,534
   Net asset value of shares issued from reinvestment of distributions
     (6,129 and 4,109 shares, respectively)                                                54,440             36,924
   Cost of shares repurchased (46,581 and 20,237 shares, respectively)                   (414,469)          (182,768)
                                                                                    -------------      -------------
Total                                                                                     210,339            748,690
                                                                                    -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                      (11,374,737)        (7,128,842)
                                                                                    -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              (13,762,721)       (14,407,919)

NET ASSETS
   Beginning of period                                                                125,867,708        140,275,627
                                                                                    -------------      -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $145,717 AND $218,404, RESPECTIVELY]                                           $ 112,104,987      $ 125,867,708
                                                                                    =============      =============

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                          --------------------------------------------------------------
                                                                         ENDED YEAR ENDED OCTOBER 31
                                                          --------------------------------------------------------------
                                                             2003        2002(3)        2001         2000         1999
Net asset value, beginning of period                        $ 8.93       $ 9.43        $ 8.86       $ 9.04       $ 9.83
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                               0.39(4)      0.58          0.60         0.59         0.59
   Net realized and unrealized gain (loss)                   (0.04)       (0.49)         0.55        (0.16)       (0.78)
                                                            ------       ------        ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                         0.35         0.09          1.15         0.43        (0.19)
                                                            ------       ------        ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.52)       (0.59)        (0.58)       (0.61)       (0.60)
                                                            ------       ------        ------       ------       ------
     TOTAL DISTRIBUTIONS                                     (0.52)       (0.59)        (0.58)       (0.61)       (0.60)
                                                            ------       ------        ------       ------       ------
Change in net asset value                                    (0.17)       (0.50)         0.57        (0.18)       (0.79)
                                                            ------       ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                              $ 8.76       $ 8.93        $ 9.43       $ 8.86       $ 9.04
                                                            ======       ======        ======       ======       ======
Total return(1)                                               3.96%        1.07%        13.36%        4.98%       (1.97)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $104,092     $115,184      $129,913     $119,734     $144,923
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                         1.16%(2)     1.15%(2)      1.15%        1.17%        1.04 %
   Net investment income                                      4.37%        5.40%         5.78%        6.01%        5.62 %
Portfolio turnover                                             101%          70%          143%         146%         112 %

                                                                                    CLASS B
                                                          --------------------------------------------------------------
                                                                          ENDED YEAR ENDED OCTOBER 31
                                                          --------------------------------------------------------------
                                                             2003        2002(3)        2001         2000         1999
Net asset value, beginning of period                        $ 8.89       $ 9.39        $ 8.82       $ 8.97       $ 9.77
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                               0.32(4)      0.51          0.53         0.50         0.51
   Net realized and unrealized gain (loss)                   (0.05)       (0.49)         0.55        (0.14)       (0.78)
                                                            ------       ------        ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                         0.27         0.02          1.08         0.36        (0.27)
                                                            ------       ------        ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                      (0.45)       (0.52)        (0.51)       (0.51)       (0.53)
                                                            ------       ------        ------       ------       ------
     TOTAL DISTRIBUTIONS                                     (0.45)       (0.52)        (0.51)       (0.51)       (0.53)
                                                            ------       ------        ------       ------       ------
Change in net asset value                                    (0.18)       (0.50)         0.57        (0.15)       (0.80)
                                                            ------       ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                              $ 8.71       $ 8.89        $ 9.39       $ 8.82       $ 8.97
                                                            ======       ======        ======       ======       ======
Total return(1)                                               3.08%        0.31%        12.58%        4.21%       (2.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                       $6,628       $9,471        $9,867       $7,633      $11,737
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                         1.91%(2)     1.90%(2)      1.90%        1.91%        1.79 %
   Net investment income                                      3.62%        4.65%         5.02%        5.25%        4.89 %
Portfolio turnover                                             101%          70%          143%         146%         112 %

(1) Maximum sales load is not reflected in the total return calculation.

(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 5.44% to 5.40% for Class A, from 4.67% to 4.65% for Class B, and to increase the ratio of net investment income to average net assets from 4.64% to 4.66% for Class C; to decrease net investment income (loss) per share from $0.59 to $0.58 per share for Class A; and, to increase net realized and unrealized gain (loss) from $(0.50) to $(0.49) per share for Class A. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class B and Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(4) Computed using average shares outstanding.

                        See Notes to Financial Statements

Phoenix-Duff & Phelps Core Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS C
                                                  -------------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31                 FROM INCEPTION
                                                  -------------------------------------------------     10/12/99 TO
                                                     2003        2002(3)        2001          2000       10/31/99
Net asset value, beginning of period                $ 8.91        $9.41         $8.84        $8.99         $8.96
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                       0.32(4)      0.51          0.55         0.48          0.03
   Net realized and unrealized gain (loss)           (0.05)       (0.49)         0.52        (0.11)         0.03
                                                    ------        -----         -----        -----         -----
     TOTAL FROM INVESTMENT OPERATIONS                 0.27         0.02          1.07         0.37          0.06
                                                    ------        -----         -----        -----         -----
LESS DISTRIBUTIONS
   Dividends from net investment income              (0.45)       (0.52)        (0.50)       (0.52)        (0.03)
                                                    ------        -----         -----        -----         -----
     TOTAL DISTRIBUTIONS                             (0.45)       (0.52)        (0.50)       (0.52)        (0.03)
                                                    ------        -----         -----        -----         -----
Change in net asset value                            (0.18)       (0.50)         0.57        (0.15)         0.03
                                                    ------        -----         -----        -----         -----
NET ASSET VALUE, END OF PERIOD                      $ 8.73        $8.91         $9.41        $8.84         $8.99
                                                    ======        =====         =====        =====         =====
Total return(1)                                       3.06%        0.31%        12.49%        4.30%         0.53%(6)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $1,385       $1,212          $496         $226          $101
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                 1.91%(2)     1.90%(2)      1.90%        1.91%         1.37%(5)
   Net investment income                              3.63%        4.66%         5.02%        5.31%         4.97%(5)
Portfolio turnover                                     101%          70%          143%         146%          112%(6)

(1) Maximum sales load is not reflected in the total return calculation.

(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

(3) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 5.44% to 5.40% for Class A, from 4.67% to 4.65% for Class B, and to increase the ratio of net investment income to average net assets from 4.64% to 4.66% for Class C; to decrease net investment income (loss) per share from $0.59 to $0.58 per share for Class A; and, to increase net realized and unrealized gain (loss) from $(0.50) to $(0.49) per share for Class A. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class B and Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(4) Computed using average shares outstanding.

(5) Annualized.

(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, JAMES CHEN, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Engemann Aggressive Growth Fund is suitable as a component of a balanced investment program where an investor has a longer term growth focus and is willing to assume above average risk in return for above average capital appreciation potentials. The Fund may invest in a wide range of capital growth seeking opportunities such as early growth cycle companies as well as turn-around situations, which involves added risks and greater price volatility.

Q: HOW DID THE FUND PERFORM OVER THE LAST 12 MONTHS?

A: For the fiscal year ended October 31, 2003, the Phoenix-Engemann Aggressive Growth Fund outperformed its benchmark index. Class A shares returned 40.54%, Class B shares rose 39.52%, and C shares returned 39.41% compared to a return of 39.30% for the Russell Midcap Growth Index 1. The S&P 500(R) Index 2 was up 20.83% for the same period. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: WHAT FACTORS AFFECTED PERFORMANCE IN FISCAL YEAR 2003?

A: A significant departure from the last two years, most equity indices have appreciated strongly from the lows of 2002; in particular, the small- and mid-capitalization categories. The aggressive growth category performed solidly as well. While the Fund had become much more diversified during the equity market downturn, the Fund was able to fully participate in the strong performance within the information technology and internet media sectors. In particular, the Fund's investments in the semiconductor, software, storage, and internet portals were standout performers.

      During the first half of 2003, the Fund was positioned quite defensively due to concerns about continued sluggishness in the overall economy and the impact of war. The Fund's conservative positioning, coupled with a few disappointments in the healthcare and technology sectors, caused the Fund to underperform the equity indices. After the first quarter earnings report and improved economic outlook, the Fund was repositioned in anticipation of stronger economic activities and earnings growth in the coming quarters. The Fund increased its investments in the information technology and internet media sectors due to healthy improvements in fundamental outlook. In particular, the internet media group became a much larger portion within the Fund with such companies as Sina, Yahoo, and Aquantive. In addition, the healthcare sector was re-balanced by re-allocating capital from the managed care and facility services towards the specialty pharmaceutical and medical equipment area.

      As business activities gained further strength throughout the second and third calendar quarters of 2003, the cyclically sensitive sectors such as information technology and consumer discretionary performed strongly driven by accelerating earnings growth prospects. The Fund benefited from the repositioning in the spring of 2003 and achieved


1 THE RUSSELL MIDCAP GROWTH INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF TOTAL RETURN PERFORMANCE OF MID-CAPITALIZATION GROWTH-ORIENTED STOCKS.

2 THE S&P 500(R) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET TOTAL RETURN PERFORMANCE.

THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

solid gains and out-performance relative to the benchmark. The Fund exited fiscal year 2003 and enters 2004 with a portfolio that is positioned for healthy economic activities and earnings growth.

Q: WHAT IS YOUR OUTLOOK FOR THE MARKET?

A: The expansionary fiscal and monetary policies coupled with the increased federal government spending have finally taken hold. The economy is on the mend and resuming a growth trajectory. While the third quarter's 7.2% GDP growth is clearly not sustainable, we are anticipating a healthy economic expansion and earnings growth environment for 2004. We believe business investments will recover from the weak levels of the last few years and help drive growth in the economy. Business leaders have become increasingly more confident about fundamentals, thus, their focus will likely shift towards profitable growth as opposed to cost reduction. As a result, corporations will be more likely to increase capital investments in information technology equipment as well as a variety of commercial services to further cut costs and drive growth.

      Given the prospects of an improved macro environment and earnings growth outlook for 2004, the Fund's increased cyclical tilt towards the business sector will be maintained. The investments in the consumer and healthcare sectors remain well balanced and should add to the overall growth of the portfolio. As a result, the environment should be quite favorable for growth stock investing.

                                                                DECEMBER 1, 2003


THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix-Engemann Aggressive Growth Fund

  AVERAGE ANNUAL TOTAL RETURNS 1                         PERIODS ENDING 10/31/03
--------------------------------------------------------------------------------

                                                                         INCEPTION     INCEPTION
                                           1 YEAR   5 YEARS   10 YEARS  TO 10/31/03       DATE
                                           ------   -------   --------  -----------    ---------
        Class A Shares at NAV 2            40.54%    4.19%      8.92%        --             --
        Class A Shares at POP 3            32.46     2.97       8.27         --             --
        Class B Shares at NAV 2            39.52     3.41         --       9.00%       7/21/94
        Class B Shares with CDSC 4         35.52     3.41         --       9.00        7/21/94
        Class C Shares at NAV 2            39.41       --         --     (13.84)        1/2/01
        Class C Shares with CDSC 4         39.41       --         --     (13.84)        1/2/01
        Russell Midcap Growth Index 6      39.30     4.62       9.17     Note 8         Note 8
        S&P 500(R) Index 7                 20.83     0.54      10.47     Note 9         Note 9

  GROWTH OF $10,000                                         PERIODS ENDING 10/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/93 in Class A shares and reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

         Phoenix-Engemann Aggressive    Russell MidCap
               Growth Fund Class A 5    Growth Index 6     S&P 500 Index 7
10/29/93                   $9,425.00        $10,000.00          $10,000.00
10/31/94                    9,460.20         10,254.20           10,393.30
10/31/95                   12,784.30         12,739.90           13,138.50
10/31/96                   15,012.60         15,026.60           16,318.00
10/31/97                   17,964.90         18,725.00           21,593.00
10/30/98                   18,033.60         19,180.30           26,347.00
10/29/99                   32,268.50         26,404.30           33,140.90
10/31/00                   46,111.50         36,616.00           35,146.40
10/31/01                   20,068.10         20,951.10           26,389.50
10/31/02                   15,756.50         17,260.70           22,403.10
10/31/03                   22,144.70         24,043.60           27,070.00

  SECTOR WEIGHTINGS                                                     10/31/03
--------------------------------------------------------------------------------

As a percentage of equity holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

INFORMATION TECHNOLOGY           54%
HEALTH-CARE                      21
CONSUMER DISCRETIONARY           15
FINANCIALS                        4
INDUSTRIALS                       3
ENERGY                            3

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 This chart illustrates POP returns on Class A shares for ten years. Returns on Class B and Class C shares will vary due to differing sales charges, fees and inception charges.

6 The Russell Midcap Growth Index is an unmanaged, commonly used measure of total return performance of mid-capitalization growth-oriented stocks. The index's performance does not reflect sales charges.

7 The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales chares.

8 Index performance is 10.33% for Class B (since 7/21/94) and (5.06)% for Class C (since 1/2/01), respectively.

9 Index performance is 11.47% for Class B (since 7/21/94) and (5.34)% for Class C (since 1/2/01), respectively.

    All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix-Engemann Aggressive Growth Fund

 TEN LARGEST HOLDINGS AT OCTOBER 31, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
 1. Sina Corp.                                   3.5%
 2. Intersil Corp. Class A                       2.7%
 3. Unova, Inc.                                  2.7%
 4. BEA Systems, Inc.                            2.6%
 5. Sohu.Com, Inc.                               2.2%


 6. Marvell Technology Group Ltd.                2.2%
 7. Macromedia, Inc.                             2.2%
 8. Barr Laboratories, Inc.                      2.1%
 9. Yahoo!, Inc.                                 2.0%
10. Integrated Circuit Systems, Inc.             1.9%

                         INVESTMENTS AT OCTOBER 31, 2003

                                                     SHARES     VALUE
                                                     ------     -----
COMMON STOCKS--87.5%

APPAREL RETAIL--0.9%
Ross Stores, Inc. ............................       40,000 $  2,000,400

APPLICATION SOFTWARE--7.6%
BEA Systems, Inc.(b) .........................      400,000    5,560,000
Citrix Systems, Inc.(b) ......................      120,000    3,033,600
Hyperion Solutions Corp.(b) ..................       60,000    2,009,400
Macromedia, Inc.(b) ..........................      250,000    4,777,500
Portal Software, Inc.(b) .....................       80,000    1,280,000
                                                            ------------
                                                              16,660,500
                                                            ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.8%
National Financial Partners Corp.(b) .........       65,000    1,761,500

AUTO PARTS & EQUIPMENT--0.4%
Quantum Fuel Systems
Technologies Worldwide,
Inc.(b) ......................................      100,000      913,000

BIOTECHNOLOGY--4.1%
Abgenix, Inc.(b) .............................       80,000      980,000
Gilead Sciences, Inc.(b) .....................       25,000    1,364,500
IDEC Pharmaceuticals Corp.(b) ................       20,000      702,600
Ligand Pharmaceuticals, Inc.
   Class B(b) ................................       90,000    1,240,200
MedImmune, Inc.(b) ...........................       65,000    1,732,900
Myogen, Inc.(b) ..............................       50,500      808,000
NPS Pharmaceuticals, Inc.(b) .................       80,000    2,106,400
                                                            ------------
                                                               8,934,600
                                                            ------------

CASINOS & GAMING--1.5%
International Game Technology ................       40,000    1,310,000
Mandalay Resort Group ........................       50,000    1,962,500
                                                            ------------
                                                               3,272,500
                                                            ------------

                                                     SHARES     VALUE
                                                     ------     -----
COMMUNICATIONS EQUIPMENT--3.4%
F5 Networks, Inc.(b) .........................       75,000 $  1,875,750
McDATA Corp. Class A(b) ......................      175,000    1,807,750
QLogic Corp.(b) ..............................       10,000      560,500
UTStarcom, Inc.(b) ...........................      100,000    3,150,000
                                                            ------------
                                                               7,394,000
                                                            ------------

COMPUTER & ELECTRONICS RETAIL--1.1%
Best Buy Co., Inc. ...........................       40,000    2,332,400

COMPUTER HARDWARE--0.9%
SimpleTech, Inc.(b) ..........................      250,000    1,962,500

COMPUTER STORAGE & PERIPHERALS--4.9%
Dot Hill Systems Corp.(b) ....................      125,000    1,676,250
SanDisk Corp.(b) .............................       40,000    3,224,000
Unova, Inc.(b) ...............................      270,000    5,861,700
                                                            ------------
                                                              10,761,950
                                                            ------------

CONSUMER FINANCE--0.7%
Providian Financial Corp.(b) .................      135,000    1,499,850

DATA PROCESSING & OUTSOURCED SERVICES--2.1%
Affiliated Computer Services,
   Inc. Class A(b) ...........................       20,000      978,600
Alliance Data Systems Corp.(b) ...............      130,000    3,611,400
                                                            ------------
                                                               4,590,000
                                                            ------------

DIVERSIFIED COMMERCIAL SERVICES--2.4%
Corinthian Colleges, Inc.(b) .................       20,000    1,238,400
Corporate Executive Board
   Co. (The)(b) ..............................       50,000    2,550,500
Providence Service Corp.(b) ..................      100,000    1,600,000
                                                            ------------
                                                               5,388,900
                                                            ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.6%
Rockwell Automation, Inc. ....................       40,000    1,242,000

                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                                                     SHARES     VALUE
                                                     ------     -----
GENERAL MERCHANDISE STORES--2.7%
Dollar Tree Stores, Inc.(b) ..................      100,000 $  3,818,000
Family Dollar Stores, Inc. ...................       50,000    2,180,500
                                                            ------------
                                                               5,998,500
                                                            ------------

HEALTH CARE DISTRIBUTORS--0.6%
AmerisourceBergen Corp. ......................       25,000    1,419,250

HEALTH CARE EQUIPMENT--3.3%
Abaxis, Inc.(b) ..............................       65,000    1,129,050
INAMED Corp.(b) ..............................       30,000    2,591,100
Varian Medical Systems, Inc.(b) ..............       25,000    1,598,500
VISX, Inc.(b) ................................       30,000      727,800
Wilson Greatbatch
   Technologies, Inc.(b) .....................       30,000    1,131,000
                                                            ------------
                                                               7,177,450
                                                            ------------

HEALTH CARE FACILITIES--0.7%
Triad Hospitals, Inc.(b) .....................       50,000    1,536,500

HEALTH CARE SERVICES--4.6%
Accredo Health, Inc.(b) ......................       70,000    2,237,200
AdvancePCS(b) ................................       20,000    1,029,400
Advisory Board Co. (The)(b) ..................       80,000    2,911,200
Caremark Rx, Inc.(b) .........................      100,000    2,505,000
Quest Diagnostics, Inc.(b) ...................       20,000    1,353,000
                                                            ------------
                                                              10,035,800
                                                            ------------

HEALTH CARE SUPPLIES--0.4%
STAAR Surgical Co.(b) ........................      100,000      991,000

HOME ENTERTAINMENT SOFTWARE--0.5%
Roxio, Inc.(b) ...............................      100,000    1,019,000

HOTELS, RESORTS & CRUISE LINES--0.6%
Hilton Hotels Corp. ..........................       80,000    1,267,200

INTERNET RETAIL--0.3%
RedEnvelope, Inc.(b) .........................       50,000      667,000

INTERNET SOFTWARE & SERVICES--7.4%
24/7 Real Media, Inc.(b) .....................      800,000    1,312,000
aQuantive, Inc.(b) ...........................      200,000    2,100,000
Digital River, Inc.(b) .......................       60,000    1,642,800
Digitas, Inc.(b) .............................      100,000      870,000
FindWhat.Com(b) ..............................      100,000    1,671,000
PEC Solutions, Inc.(b) .......................      150,000    2,283,000
Valueclick, Inc.(b) ..........................      250,000    2,015,000
Yahoo!, Inc.(b) ..............................      100,000    4,370,000
                                                            ------------
                                                              16,263,800
                                                            ------------

                                                     SHARES     VALUE
                                                     ------     -----
INVESTMENT BANKING & BROKERAGE--0.9%
Bear Stearns Cos., Inc. (The) ................       25,000 $  1,906,250

IT CONSULTING & OTHER SERVICES--3.8%
Anteon International Corp.(b) ................       75,000    2,560,500
DigitalNet Holdings, Inc.(b) .................      120,000    2,773,200
Lionbridge Technologies, Inc.(b) .............      100,000      903,000
SRA International, Inc. Class A(b) ...........       50,000    2,178,000
                                                            ------------
                                                               8,414,700
                                                            ------------

MANAGED HEALTH CARE--1.7%
Aetna, Inc. ..................................       65,000    3,731,650

MOVIES & ENTERTAINMENT--0.2%
Regal Entertainment Group Class A ............       20,000      410,000

OIL & GAS EQUIPMENT & SERVICES--1.3%
BJ Services Co.(b) ...........................       40,000    1,312,400
Smith International, Inc.(b) .................       40,000    1,489,200
                                                            ------------
                                                               2,801,600
                                                            ------------

OIL & GAS EXPLORATION & PRODUCTION--1.5%
Evergreen Resources, Inc.(b) .................       80,000    2,193,600
Ultra Petroleum Corp.(b) .....................       60,000    1,098,000
                                                            ------------
                                                               3,291,600
                                                            ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
CapitalSource, Inc.(b) .......................       50,000    1,087,500

PHARMACEUTICALS--4.0%
Barr Laboratories, Inc.(b) ...................       60,000    4,606,200
Medicis Pharmaceutical Corp. Class A .........       20,000    1,267,000
Sepracor, Inc.(b) ............................       50,000    1,331,500
Watson Pharmaceuticals, Inc.(b) ..............       40,000    1,570,800
                                                            ------------
                                                               8,775,500
                                                            ------------

PROPERTY & CASUALTY INSURANCE--0.4%
Infinity Property & Casualty Corp. ...........       30,000      975,000

RESTAURANTS--4.5%
Applebee's International, Inc. ...............       80,000    3,000,800
CBRL Group, Inc. .............................       50,000    1,937,500
Panera Bread Co. Class A(b) ..................       40,000    1,609,200
Ruby Tuesday, Inc. ...........................       80,000    2,188,000
Starbucks Corp.(b) ...........................       40,000    1,264,000
                                                            ------------
                                                               9,999,500
                                                            ------------

                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                                                     SHARES     VALUE
                                                     ------     -----
SEMICONDUCTOR EQUIPMENT--2.2%
Asyst Technologies, Inc.(b) ..................      180,000 $  3,357,000
August Technology Corp.(b) ...................       80,000    1,552,000
                                                            ------------
                                                               4,909,000
                                                            ------------

SEMICONDUCTORS--8.1%
Genesis Microchip, Inc.(b) ...................      100,000    1,658,000
GlobespanVirata, Inc.(b) .....................      200,000    1,232,000
Integrated Circuit Systems, Inc.(b) ..........      125,000    4,196,250
Integrated Silicon Solution, Inc.(b) .........      200,000    2,824,000
Intersil Corp. Class A .......................      230,000    5,931,700
National Semiconductor Corp.(b) ..............       50,000    2,031,500
                                                            ------------
                                                              17,873,450
                                                            ------------

SPECIALIZED FINANCE--0.6%
CIT Group, Inc. ..............................       40,000    1,344,800

SPECIALTY STORES--2.4%
Aaron Rents, Inc. ............................       50,000    1,095,000
CSK Auto Corp.(b) ............................      100,000    1,715,000
Michaels Stores, Inc. ........................       50,000    2,373,500
                                                            ------------
                                                               5,183,500
                                                            ------------

SYSTEMS SOFTWARE--2.9%
Ascential Software Corp.(b) ..................      100,000    2,219,000
Novell, Inc.(b) ..............................      200,000    1,174,000
VERITAS Software Corp.(b) ....................       80,000    2,892,000
                                                            ------------
                                                               6,285,000
                                                            ------------

------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $145,700,446)                               192,078,650
------------------------------------------------------------------------

                                                     SHARES     VALUE
                                                     ------     -----
FOREIGN COMMON STOCKS--9.1%

INTERNET SOFTWARE & SERVICES--5.7%
Sina Corp. (Cayman Islands)(b) ...............      200,000 $  7,726,000
Sohu.Com, Inc. (China)(b) ....................      140,000    4,830,000
                                                            ------------
                                                              12,556,000
                                                            ------------

PHARMACEUTICALS--1.2%
Teva Pharmaceutical Industries
   Ltd. ADR (Israel) .........................       45,000    2,560,050

SEMICONDUCTORS--2.2%
Marvell Technology Group
   Ltd. (Bermuda)(b) .........................      110,000    4,825,700
------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,648,058)                                 19,941,750
------------------------------------------------------------------------

PREFERRED STOCKS--0.0%

COMMUNICATIONS EQUIPMENT--0.0%
Metro Optix, Inc.
   Series B Pfd.(b)(c)(d)(e) .................      176,768            0
------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $1,750,003)                                           0
------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.6%
(IDENTIFIED COST $158,098,507)                               212,020,400
------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--7.3%

MONEY MARKET MUTUAL FUNDS--2.5%
AIM Short Term Investment Trust Liquid
Assets Portfolio-Institutional Shares
(0.99% seven-day effective
yield)(f) ....................................    2,405,432    2,405,432

AIM Short Term Investment
Trust Treasury Assets
Portfolio - Institutional
Shares (0.91% seven-day
effective yield)(f) ..........................      510,466      510,466

Alliance Bernstein Institutional
Reserve Prime
Portfolio (0.89% seven-day
effective yield)(f) ..........................       44,282       44,282

Janus Institutional Money
Market Fund
(1.01% seven-day
effective yield)(f) ..........................    2,470,081    2,470,081
                                                            ------------
                                                               5,430,261
                                                            ------------

                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                                        STANDARD
                                        & POOR'S       PAR
                                         RATING       VALUE
                                       (Unaudited)    (000)     VALUE
                                       -----------    -----     -----
COMMERCIAL PAPER--4.8%
ABSC Capital Corp. 1.07%, 11/3/03 .......  A-1       $1,680 $  1,679,900
Govco, Inc. 1.04%, 11/3/03 ..............  A-1+       2,700    2,699,844
UBS Finance Delaware LLC 1.03%, 11/5/03 .  A-1+         505      504,942

Archer Daniels Midland Co. 1.05%,
11/12/03 ................................  A-1        1,300    1,299,549

Du Pont (E.I.) de Nemours & Co. 1.02%,
11/20/03 ................................  A-1+       2,500    2,498,654

Special Purpose Accounts Receivable
Cooperative Corp. 1.07%, 11/20/03 .......  A-1        2,000    1,998,871
                                                            ------------
                                                              10,681,760
                                                            ------------

------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $16,112,055)                                 16,112,021
------------------------------------------------------------------------

TOTAL INVESTMENTS--103.9%
(IDENTIFIED COST $174,210,562)                               228,132,421(a)
Other assets and liabilities, net--(3.9)%                     (8,524,994)
                                                            ------------
NET ASSETS--100.0%                                          $219,607,427
                                                            ============

a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $58,045,701 and gross depreciation of $5,363,073 for federal income tax purposes. At October 31, 2003, the aggregate cost of securities for federal income tax purposes was $175,449,793.

(b) Non-income producing.

(c) Private placement.

(d) Illiquid. At October 31, 2003, these securities amounted to a value of $0 or 0% of net assets. For acquisition information, see Notes to Financial Statements.

(e) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2003, these securities amounted to a value of $0 or 0% of net assets.

(f) Represents security purchased with cash collateral received for securities on loan.

                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS
Investment securities at value,
   including $5,178,263 of securities on loan
   (Identified cost $174,210,562)           $ 228,132,421
Cash                                                1,148
Receivables
   Investment securities sold                   7,640,387
   Fund shares sold                                43,458
   Dividends                                       26,000
Prepaid expenses                                    3,968
                                            -------------
     Total assets                             235,847,382
                                            -------------
LIABILITIES
Payables
   Investment securities purchased             10,233,747
   Fund shares repurchased                        175,872
   Collateral on securities loaned              5,430,261
   Investment advisory fee                        151,869
   Transfer agent fee                             111,330
   Distribution and service fees                   59,428
   Financial agent fee                             14,440
   Trustees' fee                                      783
   Payable to adviser                                  51
Accrued expenses                                   62,174
                                            -------------
     Total liabilities                         16,239,955
                                            -------------
NET ASSETS                                  $ 219,607,427
                                            =============
NET ASSETS CONSIST OF:
Capital paid in on shares of
   beneficial interest                      $ 303,249,099
Accumulated net realized loss                (137,563,531)
Net unrealized appreciation                    53,921,859
                                            -------------
NET ASSETS                                  $ 219,607,427
                                            =============
CLASS A
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $198,601,980)                   14,218,472
Net asset value per share                          $13.97
Offering price per share $13.97/(1-5.75%)          $14.82

CLASS B
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $20,497,391)                     1,603,498
Net asset value and offering
   price per share                                 $12.78

CLASS C
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $508,056)                           39,788
Net asset value and offering
   price per share                                 $12.77

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME
Dividends                                     $   446,852
Interest                                          120,660
Security lending                                   32,659
Foreign taxes withheld                             (2,750)
                                              -----------
     Total investment income                      597,421
                                              -----------
EXPENSES
Investment advisory fee                         1,547,096
Service fees, Class A                             420,825
Distribution and service fees, Class B            183,983
Distribution and service fees, Class C              4,088
Financial agent fee                               160,297
Transfer agent                                    547,748
Printing                                           41,913
Registration                                       34,059
Custodian                                          32,525
Professional                                       31,915
Trustees                                           30,769
Miscellaneous                                      18,649
                                              -----------
     Total expenses                             3,053,867
     Custodian fees paid indirectly                  (993)
                                              -----------
     Net expenses                               3,052,874
                                              -----------
NET INVESTMENT LOSS                            (2,455,453)
                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain on securities                18,814,366
Net change in unrealized appreciation
   (depreciation) on
   investments                                 48,090,471
                                              -----------
NET GAIN ON INVESTMENTS                        66,904,837
                                              -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                  $64,449,384
                                              ===========

                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year Ended         Year Ended
                                                                                      10/31/03           10/31/02
                                                                                    -------------      -------------
FROM OPERATIONS
   Net investment income (loss)                                                     $  (2,455,453)     $  (3,243,285)
   Net realized gain (loss)                                                            18,814,366        (28,557,417)
   Net change in unrealized appreciation (depreciation)                                48,090,471        (18,233,072)
                                                                                    -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     64,449,384        (50,033,774)
                                                                                    -------------      -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,664,444 and 1,783,444 shares, respectively)        19,514,372         22,219,151
   Cost of shares repurchased (3,520,038 and 5,471,981 shares, respectively)          (38,875,157)       (68,309,645)
                                                                                    -------------      -------------
Total                                                                                 (19,360,785)       (46,090,494)
                                                                                    -------------      -------------
CLASS B
   Proceeds from sales of shares (189,663 and 272,478 shares, respectively)             1,969,455          3,117,855
   Cost of shares repurchased (602,376 and 648,398 shares, respectively)               (6,058,042)        (7,146,620)
                                                                                    -------------      -------------
Total                                                                                  (4,088,587)        (4,028,765)
                                                                                    -------------      -------------
CLASS C
   Proceeds from sales of shares (17,903 and 15,735 shares, respectively)                 198,769            190,873
   Cost of shares repurchased (13,391 and 3,884 shares, respectively)                    (151,503)           (43,187)
                                                                                    -------------      -------------
Total                                                                                      47,266            147,686
                                                                                    -------------      -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (23,402,106)       (49,971,573)
                                                                                    -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                               41,047,278       (100,005,347)

NET ASSETS
   Beginning of period                                                                178,560,149        278,565,496
                                                                                    -------------      -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
     INCOME OF $0 AND $0, RESPECTIVELY]                                             $ 219,607,427      $ 178,560,149
                                                                                    =============      =============

                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                          --------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31
                                                          --------------------------------------------------------------
                                                             2003        2002(5)        2001         2000         1999
Net asset value, beginning of period                        $ 9.94       $12.66       $31.99        $24.54       $13.72
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                           (0.14)       (0.15)       (0.12)        (0.14)       (0.08)
   Net realized and unrealized gain (loss)                    4.17        (2.57)      (17.12)        10.50        10.90
                                                            ------       ------       ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                         4.03        (2.72)      (17.24)        10.36        10.82
                                                            ------       ------       ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         --           --           --            --           --
   Distributions from net realized gains                        --           --        (2.09)        (2.91)          --
                                                            ------       ------       ------        ------       ------
     TOTAL DISTRIBUTIONS                                        --           --        (2.09)        (2.91)          --
                                                            ------       ------       ------        ------       ------
Change in net asset value                                     4.03        (2.72)      (19.33)         7.45        10.82
                                                            ------       ------       ------        ------       ------
NET ASSET VALUE, END OF PERIOD                              $13.97       $ 9.94       $12.66        $31.99       $24.54
                                                            ======       ======       ======        ======       ======
Total return(1)                                              40.54 %     (21.49)%     (56.48)%       42.90 %      78.94 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $198,602     $159,767     $250,174      $622,964     $378,427
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                         1.56 %(4)    1.51 %(4)    1.36 %(4)     1.13 %(4)    1.19 %(3)
   Net investment income (loss)                              (1.24)%      (1.22)%      (0.64)%       (0.43)%      (0.41)%
Portfolio turnover                                             175 %        172 %        183 %         158 %        167 %

                                                                                    CLASS B
                                                          --------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31
                                                          --------------------------------------------------------------
                                                             2003        2002(5)        2001         2000         1999
Net asset value, beginning of period                        $ 9.16       $11.75       $30.13        $23.40       $13.18
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                           (0.20)       (0.23)       (0.24)        (0.38)       (0.22)
   Net realized and unrealized gain (loss)                    3.82        (2.36)      (16.05)        10.02        10.44
                                                            ------       ------       ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                         3.62        (2.59)      (16.29)         9.64        10.22
                                                            ------       ------       ------        ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         --           --           --            --           --
   Distributions from net realized gains                        --           --        (2.09)        (2.91)          --
                                                            ------       ------       ------        ------       ------
     TOTAL DISTRIBUTIONS                                        --           --        (2.09)        (2.91)          --
                                                            ------       ------       ------        ------       ------
Change in net asset value                                     3.62        (2.59)      (18.38)         6.73        10.22
                                                            ------       ------       ------        ------       ------
NET ASSET VALUE, END OF PERIOD                              $12.78       $ 9.16       $11.75        $30.13       $23.40
                                                            ======       ======       ======        ======       ======
Total return(1)                                              39.52 %     (22.04)%     (56.84)%       41.89 %      77.54 %
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $20,497      $18,470      $28,116       $64,351      $27,334
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                         2.31 %(4)    2.26 %(4)    2.11 %(4)     1.88 %(4)    1.94 %(3)
   Net investment income (loss)                              (1.99)%      (1.98)%      (1.40)%       (1.20)%      (1.16)%
Portfolio turnover                                             175 %        172 %        183 %         158 %        167 %

(1) Maximum sales load is not reflected in the total return calculation.

(2) Computed using average shares outstanding.

(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.18% and 1.93% for Class A and Class B, respectively.

(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

(5) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net asset from (1.97)% to (1.98)% for Class B. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class A, B, or Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

Phoenix-Engemann Aggressive Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                          CLASS C
                                           -------------------------------------
                                                                         FROM
                                            YEAR ENDED OCTOBER 31,     INCEPTION
                                           -----------------------     1/2/01 TO
                                              2003        2002(4)       10/31/01
Net asset value, beginning of period         $ 9.16       $11.75         $19.48
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)            (0.21)       (0.22)         (0.20)
   Net realized and unrealized gain (loss)     3.82        (2.37)         (7.53)
                                             ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS          3.61        (2.59)         (7.73)
                                             ------       ------         ------
Change in net asset value                      3.61        (2.59)         (7.73)
                                             ------       ------         ------
NET ASSET VALUE, END OF PERIOD               $12.77       $ 9.16         $11.75
                                             ======       ======         ======
Total return(1)                               39.41 %     (22.04)%       (39.62)%(6)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $508         $323           $275
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                          2.30 %(3)    2.27 %(3)      2.16 %(3)(5)
   Net investment income (loss)               (1.99)%      (1.98)%        (1.41)%(5)
Portfolio turnover                              175 %        172 %          183 %(6)

(1) Maximum sales load is not reflected in the total return calculation.

(2) Computed using average shares outstanding.

(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

(4) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net asset from (1.97)% to (1.98)% for Class B. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class A, B, or Class C. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(5) Annualized.

(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN CAPITAL GROWTH FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, GRETCHEN LASH, CFA, JOHN TILSON, CFA AND SCOTT SWANSON, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is long-term capital appreciation.

Q: HOW DID THE FUND PERFORM OVER THE LAST 12 MONTHS?

A: For the fiscal year ended October 31, 2003, the Phoenix-Engemann Capital Growth Fund's Class A shares returned 16.90% and Class B shares rose 16.03% compared to a return of 17.12% for the S&P Barra Growth Index 1. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: WHAT FACTORS HELPED AND WHAT FACTORS HURT THE FUND'S PERFORMANCE OVER THE LAST 12 MONTHS?

A: Last year, positive performance came primarily from industries most exposed to improving economic conditions. For the Fund, that meant some of our best performing stocks came from industries such as retail and semiconductors. Specifically, retailers Lowes, Staples and Best Buy were positive performers. In semiconductors, Applied Materials, Intel and Texas Instruments contributed positive returns. Additionally, two biotechnology companies added superior performance, Amgen and Genentech.

      One sector that did not contribute positively was the financial sector. Our worst performer was Freddie Mac after the company announced major accounting and management changes. Additionally, our two bank holdings, Wells Fargo and Comerica underperformed their peer group.

Q: WHAT IS YOUR NEAR-TERM OUTLOOK FOR THE MARKET?

A: Recent data show that a broad economic recovery is underway. The U.S. reported 7.2% GDP growth in the calendar third quarter of 2003. With the recovery taking hold, so too is a return to growth in corporate profits. In fact, the latest consensus estimate for corporate profit growth in the fourth quarter of 2003 is in excess of 22%. Further, we think current estimates for profit growth in 2004 are still too low. As we would expect, the best performing stocks this past year are those most sensitive to improving economic conditions. This list would include small cap stocks, lower quality stocks and even stocks with no current earnings. We expect that next year the market will broaden out and large cap, higher quality stocks, those most typical to the Fund, should begin to outperform.

                                                                DECEMBER 1, 2003

1 THE S&P BARRA GROWTH INDEX IS A MEASURE OF TOTAL RETURN PERFORMANCE OF
  COMPANIES WITH LOWER BOOK-TO-PRICE RATIOS. THE INDEX IS UNMANAGED, DOES NOT REFLECT MANAGEMENT FEES, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix-Engemann Capital Growth Fund

  AVERAGE ANNUAL TOTAL RETURNS 1                         PERIODS ENDING 10/31/03
--------------------------------------------------------------------------------
                                                        INCEPTION  INCEPTION
                              1 YEAR  5 YEARS 10 YEARS TO 10/31/03   DATE
                              ------  ------- -------- ----------- ---------
  Class A Shares at NAV 2      16.90% (6.06)%    4.19%       --          --
  Class A Shares at POP 3      10.18  (7.17)     3.58        --          --
  Class B Shares at NAV 2      16.03  (6.78)       --      3.91%    7/15/94
  Class B Shares with CDSC 4   12.03  (6.78)       --      3.91     7/15/94
  S&P Barra Growth Index 6     17.12  (1.77)    10.63     11.93     7/15/94
  S&P 500(R) Index 7           20.83   0.54     10.47     11.40     7/15/94

  GROWTH OF $10,000                                         PERIODS ENDING 10/31
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/93 in Class A shares and reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

      Phoenix-Engemann Capital                               S&P Barra Growth
         Growth Fund Class A 5         S&P 500 Index 6                Index 7
10/29/93             $9,425.00              $10,000.00             $10,000.00
10/31/94              9,619.35               10,547.70              10,393.30
10/31/95             11,919.10               13,682.00              13,138.50
10/31/96             13,866.70               16,927.00              16,318.00
10/31/97             17,306.80               22,734.90              21,593.00
10/30/98             19,428.50               30,020.70              26,347.00
10/29/99             25,209.90               39,497.90              33,140.90
10/31/00             27,840.10               40,315.40              35,146.40
10/31/01             14,070.10               27,593.20              26,389.50
10/31/02             12,158.00               23,445.70              22,403.10
10/31/03             14,213.30               27,458.90              27,070.00

  SECTOR WEIGHTINGS                                                     10/31/03
--------------------------------------------------------------------------------
As a percentage of equity holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

INFORMATION TECHNOLOGY     24%
CONSUMER DISCRETIONARY     21
HEALTH-CARE                20
FINANCIALS                 19
CONSUMER STAPLES           12
ENERGY                      4

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period.

5 This chart illustrates POP returns on Class A shares for ten years. Returns on Class B shares will vary due to differing sales charges, fees and inception dates.

6 The S&P Barra Growth Index is a measure of total return performance of companies with lower book-to-price ratios. The index is unmanaged and the performance does not reflect sales charges.

7 The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

    All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix-Engemann Capital Growth Fund

 TEN LARGEST HOLDINGS AT OCTOBER 31, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
 1. Cisco Systems, Inc.                          4.3%
 2. Medtronic, Inc.                              4.0%
 3. Microsoft Corp.                              3.7%
 4. Pfizer, Inc.                                 3.5%
 5. Amgen, Inc.                                  3.4%


 6. Sysco Corp.                                  3.3%
 7. PepsiCo, Inc.                                3.2%
 8. State Street Corp.                           3.2%
 9. SLM Corp.                                    3.1%
10. American Express Co. 3.1%

                         INVESTMENTS AT OCTOBER 31, 2003

                                                     SHARES     VALUE
                                                     ------     -----
COMMON STOCKS--93.4%

AIR FREIGHT & COURIERS--2.5%
United Parcel Service, Inc. Class B ............    315,000 $ 22,843,800

ASSET MANAGEMENT & CUSTODY BANKS--3.2%
State Street Corp. .............................    555,000   29,059,800

BIOTECHNOLOGY--4.6%
Amgen, Inc.(b) .................................    510,000   31,497,600
Genentech, Inc.(b) .............................    130,000   10,656,100
                                                            ------------
                                                              42,153,700
                                                            ------------

BROADCASTING & CABLE TV--2.0%
EchoStar Communications Corp. Class A(b) .......    230,000    8,813,600
Univision Communications, Inc. Class A(b) ......    290,000    9,845,500
                                                            ------------
                                                              18,659,100
                                                            ------------

COMMUNICATIONS EQUIPMENT--5.5%
Cisco Systems, Inc.(b) .........................  1,870,000   39,232,600
Motorola, Inc. .................................    820,000   11,094,600
                                                            ------------
                                                              50,327,200
                                                            ------------

COMPUTER & ELECTRONICS RETAIL--1.2%
Best Buy Co., Inc. .............................    185,000   10,787,350

COMPUTER HARDWARE--5.1%
Dell, Inc.(b) ..................................    525,000   18,963,000
Hewlett-Packard Co. ............................  1,235,000   27,552,850
                                                            ------------
                                                              46,515,850
                                                            ------------

CONSUMER FINANCE--8.4%
American Express Co. ...........................    600,000   28,158,000
MBNA Corp. .....................................    832,500   20,604,375
SLM Corp. ......................................    720,000   28,195,200
                                                            ------------
                                                              76,957,575
                                                            ------------

                                                     SHARES     VALUE
                                                     ------     -----
DEPARTMENT STORES--1.6%
Kohl's Corp.(b) ................................    260,000 $ 14,578,200

DIVERSIFIED BANKS--4.7%
Comerica, Inc. .................................    330,000   16,988,400
Wells Fargo & Co. ..............................    465,000   26,188,800
                                                            ------------
                                                              43,177,200
                                                            ------------

DIVERSIFIED COMMERCIAL SERVICES--1.0%
Apollo Group, Inc. Class A(b) ..................    150,000    9,529,500

FOOD DISTRIBUTORS--3.3%
Sysco Corp. ....................................    895,000   30,125,700

HEALTH CARE EQUIPMENT--4.0%
Medtronic, Inc. ................................    800,000   36,456,000

HOME IMPROVEMENT RETAIL--2.2%
Lowe's Cos., Inc. ..............................    345,000   20,330,850

HOTELS, RESORTS & CRUISE LINES--2.1%
Carnival Corp. .................................    560,000   19,549,600

HOUSEHOLD PRODUCTS--2.3%
Colgate-Palmolive Co. ..........................    400,000   21,276,000

HYPERMARKETS & SUPER CENTERS--2.8%
Wal-Mart Stores, Inc. ..........................    445,000   26,232,750

MOTORCYCLE MANUFACTURERS--0.9%
Harley-Davidson, Inc. ..........................    175,000    8,296,750

MOVIES & ENTERTAINMENT--4.9%
Fox Entertainment Group, Inc. Class A(b) .......    785,000   21,744,500
Viacom, Inc. Class B ...........................    585,000   23,323,950
                                                            ------------
                                                              45,068,450
                                                            ------------

                        See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                                                     SHARES     VALUE
                                                     ------     -----
PHARMACEUTICALS--9.2%
Forest Laboratories, Inc.(b) ...................    390,000 $ 19,503,900
Johnson & Johnson ..............................    320,000   16,105,600
Pfizer, Inc. ...................................  1,020,000   32,232,000
Wyeth ..........................................    390,000   17,214,600
                                                            ------------
                                                              85,056,100
                                                            ------------

PUBLISHING & PRINTING--1.0%
Tribune Co. ....................................    190,000    9,319,500

RESTAURANTS--1.2%
Starbucks Corp.(b) .............................    355,000   11,218,000

SEMICONDUCTOR EQUIPMENT--1.6%
Applied Materials, Inc.(b) .....................    630,000   14,723,100

SEMICONDUCTORS--4.5%
Intel Corp. ....................................    785,000   25,944,250
Texas Instruments, Inc. ........................    525,000   15,183,000
                                                            ------------
                                                              41,127,250
                                                            ------------

SOFT DRINKS--3.2%
PepsiCo, Inc. ..................................    625,000   29,887,500

SPECIALTY STORES--2.5%
Staples, Inc.(b) ...............................    855,000   22,931,100

SYSTEMS SOFTWARE--5.9%
Microsoft Corp. ................................  1,285,000   33,602,750
Oracle Corp.(b) ................................  1,755,000   20,989,800
                                                            ------------
                                                              54,592,550
                                                            ------------

THRIFTS & MORTGAGE FINANCE--2.0%
Fannie Mae .....................................    260,000   18,639,400
------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $715,934,607)                               859,419,875
------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.0%

PHARMACEUTICALS--1.0%
Teva Pharmaceutical Industries
   Ltd. ADR (Israel) ...........................    170,000    9,671,300
------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,676,510)                                   9,671,300
------------------------------------------------------------------------

                                        STANDARD
                                        & POOR'S     PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
AGENCY NON MORTGAGE-BACKED
SECURITIES--0.3%
Fannie Mae 6.50%, 8/15/04 ................ AAA     $  2,500 $  2,601,432
------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,602,268)                                   2,601,432
------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.7%
(IDENTIFIED COST $726,213,385)                               871,692,607
------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--5.5%

FEDERAL AGENCY SECURITIES--0.3%
Freddie Mac 1.06%, 11/17/03 ..............            1,365    1,364,381
Fannie Mae 1.05%, 11/18/03 ...............            1,060    1,059,489
Freddie Mac 1.08%, 11/20/03 ..............              400      399,792
                                                            ------------
                                                               2,823,662
                                                            ------------

MONEY MARKET MUTUAL FUNDS--0.1%
AIM Short Term Investment Trust Prime
Assets Portfolio-Institutional Shares
(0.96% seven-day effective yield)(d) .....          323,233      323,233

AIM Short Term Investment Trust Liquid
Assets Portfolio-Institutional Shares (0.99%
seven-day effective yield)(d) ............          573,938      573,938

Janus Institutional Money Market Fund
(1.01% seven-day effective yield)(d) .....           93,482       93,482
                                                            ------------
                                                                 990,653
                                                            ------------

COMMERCIAL PAPER--4.7%
Private Export Funding Corp. 1.05%,
11/4/03 .................................. A-1+         500      499,956

Gannett Co, Inc. 1.02%, 11/5/03 .......... A-1        2,035    2,034,769

Archer Daniels Midland Co. 1.06%,
11/12/03 ................................. A-1          680      679,780

ABSC Capital Corp. 1.08%, 11/13/03 ....... A-1          790      789,716
Deluxe Corp. 1.03%, 11/14/03 ............. A-1        2,470    2,469,081
ABSC Capital Corp. 1.08%, 11/19/03 ....... A-1        1,810    1,809,023

General Electric Capital Corp. 1.06%,
11/19/03 ................................. A-1+       5,000    4,997,465

Du Pont (E.I.) de Nemours & Co. 1.02%,
11/20/03 ................................. A-1+       2,580    2,578,611

Wells Fargo & Co. 1.03%, 11/20/03 ........ A-1+       2,500    2,498,641
Household Finance Corp. 1.07%, 11/25/03 .. A-1        5,000    4,996,063
Oil Insurance Ltd. 1.10%, 12/9/03 ........ A-1        5,000    4,994,353
Deluxe Corp. 1.04%, 12/11/03 ............. A-1        2,150    2,147,516

                        See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                                        STANDARD
                                        & POOR'S     PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
COMMERCIAL PAPER--(CONTINUED)
Govco, Inc. 1.05%, 12/11/03 .............. A-1+    $  1,755 $  1,752,953
Oil Insurance Ltd. 1.07%, 12/16/03 ....... A-1        1,990    1,987,338
Household Finance Corp. 1.07%, 12/17/03 .. A-1        5,000    4,992,656
CIT Group, Inc. 1.12%, 1/9/04 ............ A-1        2,000    1,995,980
Citigroup, Inc. 1.13%, 1/14/04 ........... A-1+       2,000    1,995,652
                                                            ------------
                                                              43,219,553
                                                            ------------

MEDIUM TERM NOTES--0.4%
Associates Corp. of  North America
5.75%, 11/1/03 ...........................  AA+(c)    1,285    1,285,000

Wells Fargo Financial, Inc. 6%, 2/1/04 ...  AA-         300      303,328

Salomon Smith Barney Holdings 7%,
3/15/04 ..................................  AA-       1,300    1,327,807

General Electric Capital Corp. 8.09%,
4/1/04 ................................... AAA        1,000    1,027,516
                                                            ------------
                                                               3,943,651
                                                            ------------
------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $50,977,643)                                 50,977,519
------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $777,191,028)                               922,670,126(a)
Other assets and liabilities, net--(0.2)%                     (2,067,693)
                                                            ------------
NET ASSETS--100.0%                                          $920,602,433
                                                            ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $153,927,724 and gross depreciation of $8,455,109 for federal income tax purposes. At October 31, 2003, the aggregate cost of securities for federal income tax purposes was $777,197,511.

(b) Non-income producing.

(c) As rated by Moody's or Fitch.

(d) Represents security purchased with cash collateral received for securities on loan.

                        See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS
Investment securities at value
   including $967,847 of securities on loan
   (Identified cost $777,191,028)          $  922,670,126
Receivables
   Dividends and interest                         613,201
   Fund shares sold                               466,557
   Receivable from adviser                            264
Prepaid expenses                                   16,501
                                           --------------
     Total assets                             923,766,649
                                           --------------
LIABILITIES
Cash overdraft                                        124
Payables
   Collateral on securities loaned                990,653
   Fund shares repurchased                        724,802
   Investment advisory fee                        541,347
   Transfer agent fee                             525,921
   Distribution and service fees                  208,322
   Financial agent fee                             49,567
   Trustees' fee                                      783
Accrued expenses                                  122,697
                                           --------------
     Total liabilities                          3,164,216
                                           --------------
NET ASSETS                                 $  920,602,433
                                           ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of
   beneficial interest                     $1,284,346,756
Accumulated net realized loss                (509,223,421)
Net unrealized appreciation                   145,479,098
                                           --------------
NET ASSETS                                 $  920,602,433
                                           ==============
CLASS A
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $896,872,403)                   64,541,847
Net asset value per share                          $13.90
Offering price per share $13.90/(1-5.75%)          $14.75

CLASS B
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $23,730,030)                     1,830,517
Net asset value and offering price per share       $12.96


                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME
Dividends                                    $  6,745,169
Interest                                          458,305
Security lending                                    8,398
Foreign taxes withheld                             (4,692)
                                             ------------
     Total investment income                    7,207,180
                                             ------------
EXPENSES
Investment advisory fee                         5,780,468
Service fees, Class A                           2,004,065
Distribution and service fees, Class B            241,553
Financial agent fee                               527,651
Transfer agent                                  2,491,227
Printing                                          166,418
Custodian                                          55,715
Registration                                       36,467
Professional                                       31,243
Trustees                                           30,769
Miscellaneous                                      50,170
                                             ------------
     Total expenses                            11,415,746
     Custodian fees paid indirectly                  (457)
                                             ------------
     Net expenses                              11,415,289
                                             ------------
NET INVESTMENT LOSS                            (4,208,109)
                                             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized loss on securities               (15,280,287)
Net change in unrealized
   appreciation (depreciation) on
   investments                                147,133,349
                                             ------------
NET GAIN ON INVESTMENTS                       131,853,062
                                             ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                           $127,644,953
                                             ============

                        See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Year Ended     Year Ended
                                                                                        10/31/03       10/31/02
                                                                                     -------------  --------------
FROM OPERATIONS
   Net investment income (loss)                                                      $  (4,208,109)  $  (5,869,463)
   Net realized gain (loss)                                                            (15,280,287)    (97,602,044)
   Net change in unrealized appreciation (depreciation)                                147,133,349     (37,420,032)
                                                                                     -------------  --------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     127,644,953    (140,891,539)
                                                                                     -------------  --------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (7,371,191 and 3,273,141 shares, respectively)         97,400,413      41,606,341
   Cost of shares repurchased (13,131,989 and 20,078,145 shares, respectively)        (160,483,470)   (268,958,568)
                                                                                     -------------  --------------
Total                                                                                  (63,083,057)   (227,352,227)
                                                                                     -------------  --------------
CLASS B
   Proceeds from sales of shares (215,594 and 242,552 shares, respectively)              2,497,818       3,140,002
   Cost of shares repurchased (787,208 and 1,050,080 shares, respectively)              (9,014,270)    (13,172,388)
                                                                                     -------------  --------------
Total                                                                                   (6,516,452)    (10,032,386)
                                                                                     -------------  --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                           (69,599,509)   (237,384,613)
                                                                                     -------------  --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                58,045,444    (378,276,152)

NET ASSETS
   Beginning of period                                                                 862,556,989   1,240,833,141
                                                                                     -------------  --------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
       INCOME OF $0 AND $0, RESPECTIVELY]                                            $ 920,602,433  $  862,556,989
                                                                                     =============  ==============

                        See Notes to Financial Statements

Phoenix-Engemann Capital Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                          --------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31
                                                          --------------------------------------------------------------
                                                             2003        2002(5)        2001         2000         1999
Net asset value, beginning of period                        $11.89       $13.76       $29.14        $29.61       $24.95
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                           (0.06)       (0.07)       (0.08)        (0.12)       (0.06)
   Net realized and unrealized gain (loss)                    2.07        (1.80)      (13.76)         3.35         7.06
                                                            ------       ------       ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                         2.01        (1.87)      (13.84)         3.23         7.00
                                                            ------       ------       ------        ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                        --           --        (1.54)        (3.70)       (2.39)
                                                            ------       ------       ------        ------       ------
     TOTAL DISTRIBUTIONS                                        --           --        (1.54)        (3.70)       (2.39)
                                                            ------       ------       ------        ------       ------
Capital contribution from Adviser                               --           --           --            --         0.05
                                                            ------       ------       ------        ------       ------
Change in net asset value                                     2.01        (1.87)      (15.38)        (0.47)        4.66
                                                            ------       ------       ------        ------       ------
NET ASSET VALUE, END OF PERIOD                              $13.90       $11.89       $13.76        $29.14       $29.61
                                                            ======       ======       ======        ======       ======
Total return(1)                                              16.90 %     (13.59)%     (49.46)%       10.43 %      29.76 %(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $896,872     $835,713   $1,198,984    $2,796,095   $2,819,742
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                         1.36 %(4)    1.29 %(4)    1.17 %(4)     1.06 %(4)    1.07 %(4)
   Net investment income (loss)                              (0.49)%      (0.51)%      (0.42)%       (0.39)%      (0.23)%
Portfolio turnover                                              39 %        109 %         63 %          75 %        100 %
                                                                                    CLASS B
                                                          --------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31
                                                          --------------------------------------------------------------
                                                             2003        2002(5)        2001         2000         1999
Net asset value, beginning of period                        $11.17       $13.04       $27.90        $28.68       $24.40
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                           (0.14)       (0.16)       (0.22)        (0.34)       (0.26)
   Net realized and unrealized gain (loss)                    1.93        (1.71)      (13.10)         3.26         6.88
                                                            ------       ------       ------        ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                         1.79        (1.87)      (13.32)         2.92         6.62
                                                            ------       ------       ------        ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                        --           --        (1.54)        (3.70)       (2.39)
                                                            ------       ------       ------        ------       ------
     TOTAL DISTRIBUTIONS                                        --           --        (1.54)        (3.70)       (2.39)
                                                            ------       ------       ------        ------       ------
Capital contribution from Adviser                               --           --           --            --         0.05
                                                            ------       ------       ------        ------       ------
Change in net asset value                                     1.79        (1.87)      (14.86)        (0.78)        4.28
                                                            ------       ------       ------        ------       ------
NET ASSET VALUE, END OF PERIOD                              $12.96       $11.17       $13.04        $27.90       $28.68
                                                            ======       ======       ======        ======       ======
Total return(1)                                              16.03 %     (14.34)%     (49.82)%        9.61 %      28.80 %(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $23,730      $26,844      $41,849      $100,558      $97,963
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                         2.11 %(4)    2.05 %(4)    1.92 %(4)     1.81 %(4)    1.82 %(4)
   Net investment income (loss)                              (1.24)%      (1.26)%      (1.16)%       (1.14)%      (0.99)%
Portfolio turnover                                              39 %        109 %         63 %          75 %        100 %

(1) Maximum sales load is not reflected in the total return calculation.

(2) Computed using average shares outstanding.

(3) Total return includes the effect of the capital contribution from the Adviser. Without this contribution, total return would have been 29.54% and 28.58% for Class A and Class B, respectively.

(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

(5) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income (loss) to average net assets from (0.50)% to (0.51)% for Class A and from (1.25)% to (1.26)% for Class B, respectively. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX-GOODWIN HIGH YIELD FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, JAMES WEHR

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Goodwin High Yield Fund's primary investment objective is high current income, with a secondary objective of capital growth.

      The Fund invests in U.S. high yield corporate bonds as well as government and corporate bonds issued by foreign countries. The Fund is suitable for aggressive investors who seek high current income or who wish to diversify their portfolios. Investors should note that high yield bonds generally are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower yielding bonds. Also, foreign investments pose added risks, such as currency fluctuation and political and economic uncertainty.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003?

A: For the 12 months ended October 31, 2003, the Fund generated positive returns, but underperformed its benchmark index, The Merrill Lynch High Yield Master II Index1. Class A shares returned 20.54%, Class B shares were up 19.39%, and Class C shares gained 19.30% compared with a 33.10% return for the Merrill Lynch High Yield Master II Index. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT DURING THIS PERIOD?

A: Following a negative return for the fiscal year ending October 31, 2002, the high yield market rebounded strongly. The economy began to stabilize in early 2003 and began its improvement over the summer. Defaults on high yield bonds peaked at 10% in mid-2002 and began a slow decline to 5.7% by October 2003. The rally in the market was sparked by a return of liquidity in the form of banks refinancing loans to highly leveraged companies. This was followed by strong flows into high yield funds by investors seeking an alternative to the stalled equity market. The increased demand for high yield bonds fueled the rally, which has extended for nearly a year.

      Lower quality issues whose liquidity and viability had been in question have led the strong rally. While only a small percentage of the high yield market, low quality issues contributed heavily to the overall market's return.

Q: WHAT FACTORS AFFECTED FUND PERFORMANCE?

A: The Fund had been positioned defensively in the prior year ending October 31, 2002, and outperformed in that weak market. The market turnaround described earlier in this commentary has preceded a fundamental improvement in the credit quality of the high yield issuers. In fact, the proportion of credit downgrades exceeded upgrades fourfold until late in the third quarter.

      The Fund's emphasis on better-quality BB issuers caused it to underperform in the past year ending October 31, 2003. In particular, we were underweight in telecommunications, a sector that had undergone a wrenching number of bankruptcies that stemmed from overcapacity and excess leverage. We were also underweight in utilities that were


1 THE MERRILL LYNCH HIGH YIELD MASTER II INDEX IS AN UNMANAGED, COMMONLY USED
  MEASURE OF TOTAL RETURN PERFORMANCE FOR HIGH-YIELD BONDS. THE INDEX IS UNMANAGED, DOES NOT REFLECT MANAGEMENT FEES, AND IS NOT AVAILABLE FOR DIRECT INVESTMENT.

suffered from trading losses, over capacity, and deregulation issues. The survivors in these industries rebounded strongly from distressed levels, and avoiding them has affected our results.

Q: HOW IS THE FUND POSITIONED TODAY?

A: We have transitioned to a team management style for the Phoenix-Goodwin High Yield Fund. This is an approach we have employed successfully in our multi-sector funds. The team uses an index-centric approach. Index-centric means that we will maintain the portfolio in closer alignment to its benchmark, the Merrill Lynch High Yield Master II Index. For example, the 50 largest issuers in the index represent nearly 40% of the index's market value. We have reviewed these names and have aligned our exposures to the index with either an underweight, neutral or overweight position in each top 50 issuer. Similarly, we have overweighted and underweighted industries based on our outlook.

      This team approach leverages the expertise of our six dedicated fixed income analysts who average 11 years experience in corporate bond credit analysis.

      The Fund is currently positioned to perform more closely to the index. It is more aggressive than previously positioned, but with more diversification to reduce exposure to individual credit problems. We have a modest overweight to service, energy, consumer products and healthcare and underweight to paper, automobile suppliers, utilities, and telecom.

Q: WHAT IS YOUR NEAR-TERM OUTLOOK?

A: Credit concerns are abating as default levels should continue to decline. Liquidity for high yield issuers continues to be strong, both for banks and for the new issue bond market. The next phase of the economic recovery should see an increase in capital spending that should help many of the companies in the high yield universe. However, the high yield market has rallied to the point that the yield premium for higher risk issuers is below average. So, increasing the yield in the portfolio will need to be pursued carefully. We are optimistic about the economic outlook and its effect on credit quality and cautious about the high valuations already priced into the market.

                                                                DECEMBER 1, 2003


THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix-Goodwin High Yield Fund

  AVERAGE ANNUAL TOTAL RETURNS 1                         PERIODS ENDING 10/31/03
--------------------------------------------------------------------------------

                                                                                              INCEPTION     INCEPTION
                                                          1 YEAR      5 YEARS     10 YEARS    TO 10/31/03      DATE
                                                          ------      -------     --------    -----------   ---------
        Class A Shares at NAV 2                            20.54%      1.97%      3.78%            --             --
        Class A Shares at POP 3                            14.82       0.98       3.28             --             --
        Class B Shares at NAV 2                            19.39       1.16         --           2.58%       2/16/94
        Class B Shares with CDSC 4                         15.39       1.16         --           2.58        2/16/94
        Class C Shares at NAV 2                            19.30       1.16         --          (1.65)       2/27/98
        Class C Shares with CDSC 4                         19.30       1.16         --          (1.65)       2/27/98
        Merrill Lynch High Yield Master II Index 8         33.10       5.28       6.83          Note 5        Note 5
        Lehman Brothers Aggregate Bond Index 9              4.91       6.54       6.78          Note 6        Note 6

  GROWTH OF $10,000                                         PERIODS ENDING 10/31
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/93 in Class A shares and reflects the maximum sales charge of 4.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. [GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

          Phoenix-Goodwin High        Merrill Lynch High         Lehman Brothers
          Yield Fund Class A 7   Yield Master II Index 8  Aggregate Bond Index 9
10/29/93             $9,525.00                $10,000.00              $10,000.00
10/31/94              9,280.41                 10,034.30                9,632.98
10/31/95             10,318.80                 11,793.30               11,140.60
10/31/96             11,964.70                 13,100.20               11,792.10
10/31/97             13,763.20                 14,976.40               12,840.60
10/30/98             12,528.30                 14,964.40               14,039.40
10/29/99             13,801.00                 15,804.30               14,113.90
10/31/00             13,435.30                 15,538.60               15,144.10
10/31/01             11,975.20                 15,547.10               17,349.20
10/31/02             11,456.70                 14,540.70               18,370.20
10/31/03             13,810.20                 19,353.90               19,272.00

  SECTOR WEIGHTINGS                                                     10/31/03
--------------------------------------------------------------------------------
As a percentage of bond holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

CORPORATE                   75%
FOREIGN CORPORATE           13
LOAN AGREEMENTS              4
CONVERTIBLE                  3
HIGH YIELD DEBT INDEX        2
NON-AGENCY MORTGAGE-BACKED   2
ASSET-BACKED                 1

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.

5 Index performance is 6.73% for Class B (since 2/28/94) and 3.91% for Class C (since 2/28/98).

6 Index performance is 7.10% for Class B (since 2/28/94) and 6.91% for Class C (since 2/27/98).

7 This chart illustrates POP returns on Class A shares for ten years. Returns on Class B and Class C shares will vary due to differing sales charges, fees and inception dates.

8 The Merrill Lynch High Yield Master II Index is an unmanaged, commonly used measure of total return performance for high-yield bonds. The index's performance does not reflect sales charges.

9 The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

    All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix-Goodwin High Yield Fund

 TEN LARGEST HOLDINGS AT OCTOBER 31, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)

 1. J.P. Morgan High Beta 10%, 6/20/08                              2.2%
 2. Williams Cos., Inc. (The) 8.625%, 6/1/10                        2.0%
 3. Methanex Corp. 7.75%, 8/15/05                                   1.6%
 4. Tyco International Group SA 6.375%, 10/15/11                    1.6%
 5. Petrobras International Finance Co. 9.75%, 7/6/11               1.5%


 6. SESI LLC 8.875%, 5/15/11                                        1.5%
 7. Iron Mountain, Inc. 7.75%, 1/15/15                              1.5%
 8. Garden State Newspapers, Inc. Series B 8.75%, 10/1/09           1.4%
 9. MSX International, Inc. 144A 11%, 10/15/07                      1.4%
10. United Pan-Europe Communications Tranch C2 6.65%, 3/31/09       1.3%

                         INVESTMENTS AT OCTOBER 31, 2003

                                        MOODY'S      PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
ASSET-BACKED SECURITIES--0.7%
Pennant CBO Ltd. 1A, D 13.43%,
3/14/11(g)(i)(k)                             B       $3,201 $  1,536,696
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $3,133,143)                                   1,536,696
--------------------------------------------------------------------------------

CORPORATE BONDS--69.2%

AIRLINES--0.2%
Delta Air Lines, Inc. 144A
10%, 8/15/08(b) ..........................   B(c)       500      433,750

ALTERNATIVE CARRIERS--0.5%
Level 3 Financing, Inc. 144A 10.75%,
10/15/11(b) .............................. Caa        1,000    1,045,000

AUTO PARTS & EQUIPMENT--0.8%
CB Cambridge Industries Liquidating Trust
Interests 0%, 12/24/05(e)(f)(g)(i)(k) ....  NR        5,164      193,123

Dana Corp. 6.50%, 3/1/09 .................  Ba          500      497,500
Tenneco Automotive, Inc.
10.25%, 7/15/13 ..........................   B        1,000    1,110,000
                                                            ------------
                                                               1,800,623
                                                            ------------

BIOTECHNOLOGY--0.5%
Dade Behring Holdings, Inc. 11.91%,
10/3/10 ..................................   B        1,000    1,145,000

BROADCASTING & CABLE TV--4.9%
Avalon Cable LLC 0%, 12/1/08(d)(h) ....... Caa        2,000    2,075,000

Charter Communications Holdings LLC
8.25%, 4/1/07 ............................  Ca        2,000    1,810,000

CSC Holdings, Inc. Series B 7.625%,
4/1/11 ...................................   B          750      768,750

Echostar DBS Corp. 144A 4.41%,
10/1/08(b)(d) ............................  Ba        1,000    1,032,500

                                        MOODY'S      PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
BROADCASTING & CABLE TV--(CONTINUED)
Echostar DBS Corp. 144A 6.375%,
10/1/11(b) ...............................  Ba       $1,000 $  1,000,000

Emmis Communications Corp. 0%,
3/15/11(d) ...............................   B        2,604    2,402,190

Paxson Communications Corp. 0%,
1/15/09(d) ............................... Caa        2,000    1,690,000
                                                            ------------
                                                              10,778,440
                                                            ------------

CASINOS & GAMING--3.5%
Chumash Casino & Resort Enterprise
144A 9.25%, 7/15/10(b) ...................  Ba          450      495,000

Mandalay Resort Group 144A 6.50%,
7/31/09(b) ...............................  Ba          500      518,125

MGM Mirage, Inc. 8.50%, 9/15/10(h) .......  Ba        1,415    1,611,331

Mikohn Gaming Corp. Series B 11.875%,
8/15/08 ..................................   B        1,000    1,065,000

Park Place Entertainment Corp. 8.125%,
5/15/11 ..................................  Ba        1,250    1,371,875

Waterford Gaming LLC 144A 8.625%,
9/15/12(b) ...............................   B        2,469    2,595,536
                                                            ------------
                                                               7,656,867
                                                            ------------

CATALOG RETAIL--0.5%
Jafra Cosmetics International, Inc. 10.75%,
5/15/11 ..................................   B        1,000    1,105,000

COMMERCIAL PRINTING--0.9%
World Color Press, Inc. 8.375%,
11/15/08(h) .............................. Baa        1,950    2,037,750

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund
                                        MOODY'S      PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
COMMODITY CHEMICALS--0.6%
Lyondell Chemical Co. 9.50%, 12/15/08 ....  Ba       $1,250 $  1,256,250

COMMUNICATIONS EQUIPMENT--1.1%
DIRECTV Holdings LLC 8.375%, 3/15/13 .....   B        1,700    1,921,000
Lucent Technologies, Inc.
6.45%, 3/15/29 ........................... Caa          500      388,750
                                                            ------------
                                                               2,309,750
                                                            ------------

CONSTRUCTION & ENGINEERING--0.6%
Integrated Electric Services, Inc. Series B
9.375%, 2/1/09 ...........................   B        1,000    1,055,000

Integrated Electric Services, Inc. Series C
9.375%, 2/1/09 ...........................   B          200      211,000
                                                            ------------
                                                               1,266,000
                                                            ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.9%
AGCO Corp. 8.50%, 3/15/06(h) .............   B        2,000    2,010,000
Terex Corp. 9.25%, 7/15/11 ...............   B        2,000    2,190,000
                                                            ------------
                                                               4,200,000
                                                            ------------

DATA PROCESSING & OUTSOURCED SERVICES--1.5%
Iron Mountain, Inc. 7.75%, 1/15/15(h) ....   B        2,950    3,163,875

DEPARTMENT STORES--1.1%
Penney (J.C.) Co., Inc. 9%, 8/1/12 .......  Ba        2,000    2,330,000

DISTILLERS & VINTNERS--0.5%
Constellation Brands, Inc. Series B
8.125%, 1/15/12 ..........................  Ba        1,000    1,095,000

DIVERSIFIED CHEMICALS--0.8%
ISP Holdings, Inc. Series B 10.625%,
12/15/09 .................................   B        1,500    1,650,000

DIVERSIFIED COMMERCIAL SERVICES--1.5%
Coinmach Corp. 9%, 2/1/10 ................   B          975    1,067,625
Mobile Mini, Inc. 144A 9.50%, 7/1/13(b) ..   B          500      550,000

United Rentals North America, Inc.
Series B 10.75%, 4/15/08 .................   B        1,500    1,691,250
                                                            ------------
                                                               3,308,875
                                                            ------------

ELECTRIC UTILITIES--0.9%
CMS Energy Corp. 7.50%, 1/15/09 ..........   B          750      766,875
PG&E Corp. 144A 6.875%, 7/15/08(b) .......  NR          750      798,750
TECO Energy, Inc. 7.20%, 5/1/11 ..........  Ba          500      506,250
                                                            ------------
                                                               2,071,875
                                                            ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Key Components LLC 10.50%, 6/1/08 ........   B          275      280,500

                                        MOODY'S      PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
EMPLOYMENT SERVICES--1.4%
MSX International, Inc. 144A 11%,
10/15/07(b) ..............................   B       $3,000 $  3,000,000

ENVIRONMENTAL SERVICES--1.4%
Allied Waste Industries, Inc. 7.40%,
9/15/35 ..................................  Ba        2,000    1,870,000

Allied Waste North America Series B
9.25%, 9/1/12 ............................  Ba        1,000    1,115,000
                                                            ------------
                                                               2,985,000
                                                            ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.7%
IMC Global, Inc. 144A
10.875%, 8/1/13(b) .......................   B        1,000    1,037,500
Scotts Co. (The) 144A
6.625%, 11/15/13(b) ......................  Ba          500      508,750
                                                            ------------
                                                               1,546,250
                                                            ------------

FOOD DISTRIBUTORS--1.1%
Nash Finch Co. Series B
8.50%, 5/1/08(h) .........................   B        2,475    2,351,250

FOOD RETAIL--0.3%
Delhaize America, Inc. 8.125%, 4/15/11 ...  Ba          500      554,375

HEALTH CARE DISTRIBUTORS--0.5%
Omnicare, Inc. 6.125%, 6/1/13 ............  Ba        1,000      995,000

HEALTH CARE FACILITIES--5.4%
Alderwoods Group, Inc.
12.25%, 1/2/09(h) ........................  NR        2,000    2,240,000
HCA, Inc. 6.75%, 7/15/13 .................  Ba        1,500    1,538,981
IASIS Healthcare Corp.
8.50%, 10/15/09(h) .......................   B        2,000    2,100,000
Province Healthcare Co. 7.50%, 6/1/13 ....   B        2,000    2,010,000
Select Medical Corp. 144A
7.50%, 8/1/13(b) .........................   B        1,000    1,030,000
Tenet Healthcare Corp.
7.375%, 2/1/13(h) ........................  Ba        2,950    2,876,250
                                                            ------------
                                                              11,795,231
                                                            ------------

HEALTH CARE SERVICES--1.0%
Team Health, Inc. Series B 12%, 3/15/09 ..   B        2,000    2,140,000

HOME FURNISHINGS--0.7%
Interface, Inc. Series B 9.50%, 11/15/05 .   B        1,500    1,455,000

HOMEBUILDING--2.8%
K. Hovnanian Enterprises, Inc. 7.75%,
5/15/13 ..................................  Ba        2,000    2,110,000

Schuler Homes, Inc. 9.375%, 7/15/09 ......  Ba        1,700    1,914,625
WCI Communities, Inc. 10.625%, 2/15/11 ...  Ba        1,950    2,164,500
                                                            ------------
                                                               6,189,125
                                                            ------------

HOTELS, RESORTS & CRUISE LINES--0.3%
Starwood Hotels &  Resorts Worldwide,
Inc. 7.875%, 5/1/12 ......................  Ba          500      555,000

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                        MOODY'S      PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
INDUSTRIAL MACHINERY--1.5%
Wolverine Tube, Inc. 10.50%, 4/1/09 ......   B       $2,470 $  2,383,550

Wolverine Tube, Inc. 144A 7.375%,
8/1/08(b) ................................   B        1,000      865,000
                                                            ------------
                                                               3,248,550
                                                            ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
Cincinnati Bell, Inc. 144A 8.375%,
1/15/14(b) ...............................   B          500      518,125

Quest Services Corp. 144A 13%,
12/15/07(b) .............................. CCC+(c)    1,000    1,152,500
                                                            ------------
                                                               1,670,625
                                                            ------------

METAL & GLASS CONTAINERS--3.0%
BWAY Finance Corp./BWAY Corp. 144A
10%, 10/15/10(b)(d)(h) ...................   B        2,225    2,369,625

Owens-Brockway Glass Container Corp.
7.75%, 5/15/11 ...........................   B        1,500    1,590,000

Radnor Holdings, Inc. 144A 11%,
3/15/10(b) ...............................   B        3,000    2,580,000
                                                            ------------
                                                               6,539,625
                                                            ------------

MULTI-UTILITIES & UNREGULATED POWER--4.2%
AES Corp. 9.50%, 6/1/09 ..................   B          193      206,510
AES Corp. 144A 8.75%, 5/15/13(b)(h) ......   B        1,750    1,876,875
Calpine Corp. 7.875%, 4/1/08 ............. Caa        1,750    1,242,500
Calpine Corp. 144A 8.75%, 7/15/13(b) .....   B        1,500    1,380,000
Williams Cos., Inc. (The)
8.625%, 6/1/10 ...........................   B        4,000    4,400,000
                                                            ------------
                                                               9,105,885
                                                            ------------

OFFICE ELECTRONICS--0.6%
Xerox Corp. 7.125%, 6/15/10 ..............   B        1,250    1,281,250

OFFICE SERVICES & SUPPLIES--0.2%
Williams Scotsman, Inc. 144A 10%,
8/15/08(b) ...............................   B          500      535,000

OIL & GAS EQUIPMENT & SERVICES--0.4%
Offshore Logistic, Inc. 6.125%, 6/15/13 ..  Ba          850      820,250

OIL & GAS EXPLORATION & PRODUCTION--2.3%
Chesapeake Energy Corp. 8.375%,
11/1/08 ..................................  Ba          750      825,000

Denbury Resources, Inc. 7.50%, 4/1/13 ....   B        1,000    1,037,500
SESI LLC 8.875%, 5/15/11 .................   B        3,000    3,225,000
                                                            ------------
                                                               5,087,500
                                                            ------------

                                        MOODY'S      PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
OIL & GAS REFINING, MARKETING & TRANSPORTATION--4.3%
Citgo Petroleum Corp. 11.375%, 2/1/11 ....  Ba       $2,000 $  2,270,000

GulfTerra Energy Partners LP 144A
8.50%, 6/1/10(b) .........................   B          500      547,500

GulfTerra Energy Partners LP Series B
8.50%, 6/1/11(h) .........................   B        2,425    2,655,375

Teekay Shipping Corp. 8.875%, 7/15/11 ....  Ba        1,450    1,616,750

TransMontaigne, Inc. 144A 9.125%,
6/1/10(b) ................................   B        2,000    2,180,000
                                                            ------------
                                                               9,269,625
                                                            ------------

PACKAGED FOODS & MEATS--1.0%
Del Monte Corp. 144A 8.625%, 12/15/12(b) .   B          850      943,500
Dole Foods Co., Inc. 8.875%, 3/15/11 .....   B        1,200    1,302,000
                                                            ------------
                                                               2,245,500
                                                            ------------

PAPER PACKAGING--1.4%
Chesapeake Corp. 7.20%, 3/15/05(h) .......   B        2,500    2,506,250

Smurfit - Stone Container Corp. 8.25%,
10/1/12 ..................................   B          500      527,500
                                                            ------------
                                                               3,033,750
                                                            ------------

PAPER PRODUCTS--0.7%
Georgia Pacific Corp. 8.125%, 5/15/11 ....  Ba        1,500    1,638,750

PUBLISHING & PRINTING--2.0%
Dex Media West LLC/Dex Media
Finance Co. 144A 8.50%, 8/15/10(b) .......   B          400      435,000

Dex Media West LLC/Dex Media
Finance Co. 144A 9.875%, 8/15/13(b) ......   B          750      847,500

Garden State Newspapers, Inc. Series B
8.75%, 10/1/09(h) ........................   B        2,950    3,056,938
                                                            ------------
                                                               4,339,438
                                                            ------------

RESTAURANTS--0.5%
Yum! Brands, Inc. 7.70%, 7/1/12 ..........  Ba        1,000    1,132,500

SPECIALTY CHEMICALS--0.6%
Huntsman Advanced Materials LLC 144A
11%, 7/15/10(b) ..........................   B        1,170    1,228,500

SPECIALTY STORES--1.7%
Hollywood Entertainment Corp. 9.625%,
3/15/11 ..................................   B        1,450    1,576,875
JohnsonDiversey, Inc. Series B 9.625%,
5/15/12 ..................................   B        2,000    2,220,000
                                                            ------------
                                                               3,796,875
                                                            ------------

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                        MOODY'S      PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
STEEL--1.1%
Oregon Steel Mills, Inc. 10%, 7/15/09 ....   B       $  950 $    783,750
Steel Dynamics, Inc. 9.50%, 3/15/09 ......   B        1,450    1,573,250
                                                            ------------
                                                               2,357,000
                                                            ------------

TEXTILES--0.9%
Broder Bros. Co. 144A 11.25%, 10/15/10(b)    B        2,000    2,060,000

TRADING COMPANIES & DISTRIBUTORS--0.9%
Park-Ohio Industries, Inc.
9.25%, 12/1/07 ........................... Caa          975      955,500
TD Funding Corp. 144A
8.375%, 7/15/11(b) .......................   B        1,000    1,067,500
                                                            ------------
                                                               2,023,000
                                                            ------------

WIRELESS TELECOMMUNICATION SERVICES--3.1%
ACC Escrow Corp. 144A 10%, 8/1/11(b) .....   B        2,000    2,180,000

Calpoint Receivable Structured Trust 2001
144A 7.44%, 12/10/06(b) .................. Caa        1,073    1,065,247

Crown Castle International Corp. 9.375%,
8/1/11 ...................................   B          750      825,000

Dobson Communications Corp. 144A
8.875%, 10/1/13(b) .......................   B        1,550    1,581,000

Nextel Communications, Inc. 7.375%,
8/1/15 ...................................   B        1,000    1,045,000
                                                            ------------
                                                               6,696,247
                                                            ------------
------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $143,652,672)                               150,610,656
------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--2.2%
Golden Tree Loan Opportunities 1A, D4
12%, 3/20/14 .............................  Ba        3,000    2,850,000

Golden Tree Loan Opportunities 2A-5B
11.80%, 7/10/15 ..........................  Ba        2,000    1,910,000
------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,632,755)                                   4,760,000
------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--11.6%

BRAZIL--2.3%
Cia Brasileira de Bebidas 144A 8.75%,
9/15/13(b) ............................... Baa        1,715    1,775,025

Petrobras International Finance Co.
9.75%, 7/6/11 ............................ Baa        3,000    3,315,000
                                                            ------------
                                                               5,090,025
                                                            ------------

                                        MOODY'S      PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
CANADA--4.1%
Abitibi Consolidated, Inc. 6%, 6/20/13 ...  Ba       $1,500 $  1,403,944
Cascades, Inc. 7.25%, 2/15/13 ............  Ba        2,450    2,572,500
Methanex Corp. 7.75%, 8/15/05(h) .........  Ba        3,350    3,542,625
Tembec Industries, Inc. 8.50%, 2/1/11 ....  Ba        1,500    1,455,000
                                                            ------------
                                                               8,974,069
                                                            ------------

CAYMAN ISLANDS--0.2%
Battery Park CDO Ltd. Series 5 144A
15.407%, 2/10/11(b)(e)(f)(i)(k) ..........   C        2,000          200

NII Holdings, Inc. 0%, 11/1/09(d) ........   C          383      371,903
                                                            ------------
                                                                 372,103
                                                            ------------

FRANCE--1.3%
Crown European Holdings SA 144A
10.25%, 3/1/11(b) ........................  B+(c)   1,500(j)   1,905,102

Vivendi Universal SA 144A 6.25%,
7/15/08(b) ...............................   B        750(j)     914,406
                                                            ------------
                                                               2,819,508
                                                            ------------

IRELAND--1.1%
JSG Funding plc 9.625%, 10/1/12 ..........   B        2,200    2,453,000

MEXICO--0.5%
Innova S de R.L. 144A
9.375%, 9/19/13(b) .......................   B        1,000    1,012,500

POLAND--0.0%
Poland Telecom Finance Series B 14%,
12/1/07(e)(f)(g)(i)(k) ...................  NR        4,942       61,770

SWEDEN--0.5%
Stena AB 9.625%, 12/1/12 .................  Ba          950    1,040,250

UNITED STATES--1.6%
Tyco International Group SA 6.375%,
10/15/11(h) ..............................  Ba        3,250    3,380,000
------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $30,938,176)                                 25,203,225
------------------------------------------------------------------------

CONVERTIBLE BONDS--2.6%

BROADCASTING & CABLE TV--1.0%
EchoStar Communications Corp. Cv. 144A
5.75%, 5/15/08(b) ........................   B        2,000    2,172,500

HEALTH CARE FACILITIES--0.9%
Alderwoods Group, Inc. Cv. 12.25%,
1/2/12 ...................................  NR        2,000    2,000,000

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                                        MOODY'S      PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
WIRELESS TELECOMMUNICATION SERVICES--0.7%
Nextel Communications, Inc. Cv. 5.25%,
1/15/10 ..................................   B       $1,500 $  1,447,500
------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $5,402,970)                                   5,620,000
------------------------------------------------------------------------

LOAN AGREEMENTS--3.5%

BROADCASTING & CABLE TV--2.7%
Charter Communications Operating LLC
Term B 3.92%, 3/18/08(d)(k) ..............   B        2,985    2,902,765

United Pan-Europe Communications
Tranch C2 6.65%, 3/31/09(d)(k) ...........   B        3,000    2,925,000
                                                            ------------
                                                               5,827,765
                                                            ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
Qwest Corp. Tranche Q
4.62%, 5/3/05(d)(k) ......................  NR        1,875    1,853,906
------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $6,989,084)                                   7,681,671
------------------------------------------------------------------------

DEBT INDEX SECURITIES--2.2%
J.P. Morgan High Beta 10%, 6/20/08 .......  NR        4,848    4,860,606
------------------------------------------------------------------------
TOTAL HIGH YIELD DEBT INDEX SECURITIES
(IDENTIFIED COST $4,812,508)                                   4,860,606
------------------------------------------------------------------------

                                                    SHARES
                                                    ------
PREFERRED STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Series A Pfd. 2.50% .............    6,727       40,631
------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $48,312)                                         40,631
------------------------------------------------------------------------

                                                    SHARES      VALUE
                                                    ------      -----
COMMON STOCKS--0.4%

COMMERCIAL PRINTING--0.0%
Sullivan Holdings, Inc.
Class C(g)(i)(k) .................................       76 $     24,610

REITS--0.4%
Annaly Mortgage Management, Inc. .................   57,000      931,380
------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,411,708)                                     955,990
------------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.1%
WIRELESS TELECOMMUNICATION SERVICES--0.1%
Microcell Telecommunications, Inc.
Class A (Canada) .................................       91        1,223
Microcell Telecommunications, Inc.
Class B (Canada) .................................   10,855      142,108
------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $79,237)                                        143,331
------------------------------------------------------------------------

WARRANTS--0.0%
INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Warrants ........................   14,906        6,112
WIRELESS TELECOMMUNICATION SERVICES--0.0%
Microcell Telecommunications, Inc. Warrants
Class B ..........................................    4,032        4,160

Microcell Telecommunications, Inc. Warrants
Class B ..........................................    6,720       11,013

                                                                  15,173

------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $5,217)                                          21,285
------------------------------------------------------------------------

TOTAL INVESTMENTS--92.5%
(IDENTIFIED COST $201,105,782)                               201,434,091(a)
Other assets and liabilities, net--7.5%                       16,369,700
                                                            ------------
NET ASSETS--100.0%                                          $217,803,791
                                                            ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,315,820 and gross depreciation of $10,213,659 for federal income tax purposes. At October 31, 2003, the aggregate cost of securities for federal income tax purposes was $201,331,930.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, these securities amounted to a value of $47,237,516 or 21.7% of net assets.

(c) As rated by Standard & Poor's or Fitch.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e) Non-income producing.

(f) Security in default.

(g) Security valued at fair value as determined in good faith by or under the direction of the Trustees. At October 31, 2003, these securities amounted to a value of $1,816,199 or 0.8% of net assets.

(h) All or a portion segregated as collateral for swaps, forward currency contracts and long settlements.

(i) Illiquid. At October 31, 2003, these securities amounted to a value of $1,816,399 or 0.8% of net assets. For acquisition information, see Notes to Financial Statements.

(j) Par value represents Euro.

(k) Restricted security. For acquisition information, see Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS
Investment securities at value
   (Identified cost $201,105,782)          $  201,434,091
Cash                                           10,849,554
Receivables
   Investment securities sold                   5,025,121
   Interest and dividends                       4,227,839
   Net unrealized appreciation
     on swap agreements                           575,705
   Fund shares sold                               545,825
   Receivable from adviser                         14,184
Prepaid expenses                                    4,782
                                            -------------
     Total assets                             222,677,101
                                            -------------
LIABILITIES
Payables
   Investment securities purchased              3,846,636
   Fund shares repurchased                        362,299
   Net unrealized depreciation on
     swap agreements                              154,449
   Net unrealized depreciation on
     forward currency
     contracts                                    131,034
   Investment advisory fee                        119,917
   Transfer agent fee                             114,943
   Distribution and service fees                   61,917
   Financial agent fee                             14,422
   Trustees' fee                                      783
Accrued expenses                                   66,910
                                            -------------
     Total liabilities                          4,873,310
                                            -------------
NET ASSETS                                   $217,803,791
                                            =============
NET ASSETS CONSIST OF:
Capital paid in on shares of
   beneficial interest                       $443,273,143
Undistributed net investment income               167,240
Accumulated net realized loss                (226,246,567)
Net unrealized appreciation                       609,975
                                            -------------
NET ASSETS                                  $ 217,803,791
                                            =============
CLASS A
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $192,428,085)                   38,318,867
Net asset value per share                           $5.02
Offering price per share
   $5.02/(1-4.75%)                                  $5.27

CLASS B
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $22,499,040)                     4,531,559
Net asset value and offering
   price per share                                  $4.96

CLASS C
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $2,876,666)                        576,944
Net asset value and offering
   price per share                                  $4.99

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME
Interest                                     $ 19,069,156
Dividends                                         461,598
                                             ------------
     Total investment income                   19,530,754
                                             ------------
EXPENSES
Investment advisory fee                         1,442,811
Service fees, Class A                             490,792
Distribution and service fees, Class B            226,469
Distribution and service fees, Class C             30,073
Financial agent fee                               182,324
Transfer agent                                    547,256
Printing                                           43,645
Professional                                       39,161
Custodian                                          35,979
Registration                                       33,726
Trustees                                           30,769
Miscellaneous                                      31,027
                                             ------------
     Total expenses                             3,134,032
     Custodian fees paid indirectly                (3,023)
                                             ------------
     Net expenses                               3,131,009
                                             ------------
NET INVESTMENT INCOME                          16,399,745
                                             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized loss on securities               (20,401,928)
Net realized loss on foreign
   currency transactions                       (1,072,612)
Net realized gain on swap agreements              809,663
Net change in unrealized appreciation
  (depreciation) on investments                42,373,521
Net change in unrealized appreciation
   (depreciation) on swap agreements            2,416,256
Net change in unrealized appreciation
   (depreciation) on foreign currency
   and foreign currency transactions             (140,053)
                                             ------------
NET GAIN ON INVESTMENTS                        23,984,847
                                             ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                           $ 40,384,592
                                             ============

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Year Ended        Year Ended
                                                                                        10/31/03          10/31/02
                                                                                     -------------      -------------
FROM OPERATIONS
   Net investment income (loss)                                                      $  16,399,745      $  22,254,970
   Net realized gain (loss)                                                            (20,664,877)       (70,457,302)
   Net change in unrealized appreciation (depreciation)                                 44,649,724         39,906,206
                                                                                     -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      40,384,592         (8,296,126)
                                                                                     -------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                      (15,216,761)       (19,167,768)
   Net investment income, Class B                                                       (1,617,226)        (2,362,870)
   Net investment income, Class C                                                         (206,654)          (199,541)
   Tax return of capital, Class A                                                               --         (1,176,826)
   Tax return of capital, Class B                                                               --           (145,071)
   Tax return of capital, Class C                                                               --            (12,251)
                                                                                     -------------      -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                           (17,040,641)       (23,064,327)
                                                                                     -------------      -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (11,371,288 and 9,885,861 shares, respectively)        54,998,684         48,459,358
   Net asset value of shares issued from reinvestment of distributions
     (1,841,828 and 2,264,427 shares, respectively)                                      8,887,561         11,297,054
   Cost of shares repurchased (15,432,485 and 17,017,676 shares, respectively)         (75,175,386)       (84,886,676)
                                                                                     -------------      -------------
Total                                                                                  (11,289,141)       (25,130,264)
                                                                                     -------------      -------------
CLASS B
   Proceeds from sales of shares (1,143,581 and 2,322,861 shares, respectively)          5,543,480         11,511,067
   Net asset value of shares issued from reinvestment of distributions
     (157,281 and 224,943 shares, respectively)                                            750,274          1,117,378
   Cost of shares repurchased (1,707,513 and 3,459,242 shares, respectively)            (8,214,843)       (17,049,999)
                                                                                     -------------      -------------
Total                                                                                   (1,921,089)        (4,421,554)
                                                                                     -------------      -------------
CLASS C
   Proceeds from sales of shares (701,958 and 333,038 shares, respectively)              3,344,239          1,658,591
   Net asset value of shares issued from reinvestment of distributions
     (24,865 and 19,234 shares, respectively)                                              119,753             95,443
   Cost of shares repurchased (577,967 and 391,925 shares, respectively)                (2,817,148)        (1,928,402)
                                                                                     -------------      -------------
Total                                                                                      646,844           (174,368)
                                                                                     -------------      -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                           (12,563,386)       (29,726,186)
                                                                                     -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                10,780,565        (61,086,639)

NET ASSETS
   Beginning of period                                                                 207,023,226        268,109,865
                                                                                     -------------      -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
       OF $167,240 AND $0, RESPECTIVELY]                                             $ 217,803,791      $ 207,023,226
                                                                                     =============      =============

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                          --------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31
                                                          --------------------------------------------------------------
                                                             2003        2002(6)       2001          2000         1999
Net asset value, beginning of period                        $4.51         $5.19       $6.59          $7.53        $7.55
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                              0.36(4)       0.46(4)     0.65(4)        0.79         0.76
   Net realized and unrealized gain (loss)                   0.53         (0.66)      (1.30)         (0.95)          --
                                                            -----         -----       -----          -----        -----
     TOTAL FROM INVESTMENT OPERATIONS                        0.89         (0.20)      (0.65)         (0.16)        0.76
                                                            -----         -----       -----          -----        -----
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.38)        (0.45)      (0.75)         (0.78)       (0.78)
   Tax return of capital                                       --         (0.03)         --             --           --
                                                            -----         -----       -----          -----        -----
     TOTAL DISTRIBUTIONS                                    (0.38)        (0.48)      (0.75)         (0.78)       (0.78)
                                                            -----         -----       -----          -----        -----
Change in net asset value                                    0.51         (0.68)      (1.40)         (0.94)       (0.02)
                                                            -----         -----       -----          -----        -----
NET ASSET VALUE, END OF PERIOD                              $5.02         $4.51       $5.19          $6.59        $7.53
                                                            =====         =====       =====          =====        =====
Total return(1)                                             20.54%        (4.33)%    (10.87)%        (2.65)%      10.16%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $192,428      $183,028    $235,623       $312,544     $391,057
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                        1.32%(3)      1.33 %(5)   1.28 %(3)      1.22 %(3)    1.16%(2)
   Net investment income                                     7.47%         9.30 %     10.69 %        10.35 %       9.71%
Portfolio turnover                                            176%          114 %       100 %           80 %         73%

                                                                                    CLASS B
                                                          --------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31
                                                          --------------------------------------------------------------
                                                             2003        2002(6)       2001          2000         1999
Net asset value, beginning of period                        $4.47         $5.14       $6.54          $7.51        $7.52
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                              0.32(4)       0.43(4)     0.60(4)        0.72         0.70
   Net realized and unrealized gain (loss)                   0.51         (0.66)      (1.30)         (0.95)        0.01
                                                            -----         -----       -----          -----         ----
     TOTAL FROM INVESTMENT OPERATIONS                        0.83         (0.23)      (0.70)         (0.23)        0.71
                                                            -----         -----       -----          -----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.34)        (0.41)      (0.70)         (0.74)       (0.72)
   Tax return of capital                                       --         (0.03)         --             --           --
                                                            -----         -----       -----          -----         ----
     TOTAL DISTRIBUTIONS                                    (0.34)        (0.44)      (0.70)         (0.74)       (0.72)
                                                            -----         -----       -----          -----         ----
Change in net asset value                                    0.49         (0.67)      (1.40)         (0.97)       (0.01)
                                                            -----         -----       -----          -----         ----
NET ASSET VALUE, END OF PERIOD                              $4.96         $4.47       $5.14          $6.54        $7.51
                                                            =====         =====       =====          =====        =====
Total return(1)                                             19.39%        (4.88)%    (11.59)%        (3.52)%       9.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $22,499       $22,074     $30,073        $43,108      $59,547
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                        2.07%(3)      2.08 %(5)   2.03 %(3)      1.97 %(3)    1.91%(2)
   Net investment income                                     6.73%         8.56 %      9.93 %         9.62 %       8.94%
Portfolio turnover                                            176%          114 %       100 %           80 %         73%

(1) Maximum sales load is not reflected in the total return calculation.

(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.15% for Class A and the ratio would not differ for Class B.

(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

(4) Computed using average shares outstanding.

(5) The ratio of operating expenses excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 1.32% and 2.07% for Class A and Class B, respectively.

(6) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 9.35% to 9.30% and from 8.61% to 8.56% for Class A and B respectively, decrease the net investment income (loss) per share from $0.47 to $0.46 for Class A, and increase the net realized and unrealized gain (loss) per share from $(0.67) to $(0.66) for Class A. There was no effect on net investment income (loss) per share for Class B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

Phoenix-Goodwin High Yield Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS C
                                                          --------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31
                                                          --------------------------------------------------------------
                                                             2003         2002(5)      2001           2000        1999
Net asset value, beginning of period                        $4.49         $5.16       $6.56          $7.53        $7.54
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                              0.33(4)       0.42(4)     0.60(4)        0.73         0.71
   Net realized and unrealized gain (loss)                   0.51         (0.65)      (1.30)         (0.96)          --
                                                            -----         -----       -----          -----         ----
     TOTAL FROM INVESTMENT OPERATIONS                        0.84         (0.23)      (0.70)         (0.23)        0.71
                                                            -----         -----       -----          -----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.34)        (0.41)      (0.70)         (0.74)       (0.72)
   Tax return of capital                                       --         (0.03)         --             --           --
                                                            -----         -----       -----          -----         ----
     TOTAL DISTRIBUTIONS                                    (0.34)        (0.44)      (0.70)         (0.74)       (0.72)
                                                            -----         -----       -----          -----         ----
Change in net asset value                                    0.50         (0.67)      (1.40)         (0.97)       (0.01)
                                                            -----         -----       -----          -----         ----
NET ASSET VALUE, END OF PERIOD                              $4.99         $4.49       $5.16          $6.56        $7.53
                                                            =====         =====       =====          =====        =====
Total return(1)                                             19.30%        (4.88)%    (11.56)%        (3.51)%       9.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $2,877        $1,921      $2,413         $2,689       $3,052
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                        2.07%(2)      2.08 %(3)   2.03 %(3)      1.97 %(2)    1.91%(2)
   Net investment income                                     6.73%         8.52 %      9.92 %         9.69 %       8.85%
Portfolio turnover                                            176%          114 %       100 %           80 %         73%

(1) Maximum sales load is not reflected in the total return calculation.

(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

(3) For the periods ended October 31, 2002 and 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 2.07% and 2.02%, respectively.

(4) Computed using average shares outstanding.

(5) As required, effective November 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended October 31, 2002, was to decrease net investment income to average net assets from 8.57% to 8.52%, decrease the net investment income
    (loss) per share from $0.43 to $0.42, and increase net realized and unrealized gain (loss) per share from $(0.66) to $(0.65). Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

                        See Notes to Financial Statements

PHOENIX-GOODWIN MONEY MARKET FUND

  MONTHLY YIELD COMPARISON 1

  AVERAGE ANNUAL TOTAL RETURNS 1                          PERIOD ENDING 10/31/03
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

     Phoenix-Goodwin Money Market Fund Class A 1         IBC Money Fund Report 2
2-Nov                    1.20                                      0.89
2-Dec                    1.11                                      0.76
3-Jan                    1.15                                      0.68
3-Feb                    1.07                                      0.63
3-Mar                    1.12                                      0.59
3-Apr                    1.07                                      0.56
3-May                    1.13                                      0.54
3-Jun                    0.97                                      0.49
3-Jul                    0.77                                      0.41
3-Aug                    0.79                                      0.38
3-Sep                    0.80                                      0.38
3-Oct                    0.81                                      0.39

1 This chart illustrates the period from October 31, 2002 to October 31, 2003. The results are not indicative of the rate of return which may be realized from an investment made in the Money Market Fund today. The Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable Net Asset Value at $1.00 per share.

2 Average monthly yield of taxable Money Market Funds as reported by IBC's Money Fund Report.

Phoenix-Goodwin Money Market Fund

                         INVESTMENTS AT OCTOBER 31, 2003

FACE
VALUE                                  INTEREST   MATURITY
(000)  DESCRIPTION                       RATE       DATE        VALUE
-----  -----------                     --------   --------      -----

FEDERAL AGENCY SECURITIES--28.8%
2,500  Fannie Mae(c)(d) ................  1.45%   11/12/03  $  2,500,000
  611  Freddie Mac Discount Note .......  1.08    11/13/03       610,781
1,210  FHLB(c) .........................  3.13    11/14/03     1,210,867
5,200  Freddie Mac(c) ..................  6.38    11/15/03     5,209,950
1,000  FHLB(c) .........................  5.41    11/24/03     1,002,565
2,500  FHLB(c) .........................  2.73    11/28/03     2,503,006
2,500  FHLB(c)(d) ......................  1.43     12/2/03     2,499,473
1,064  FHLB(c)(d) ......................  1.30     12/4/03     1,063,830
2,500  FHLB(c)(d) ......................  1.25    12/11/03     2,500,000
3,185  Freddie Mac Discount Note .......  1.09    12/15/03     3,180,776
2,500  FHLB(c)(d) ......................  1.05    12/24/03     2,500,000
1,235  FHLB(c) .........................  3.00    12/26/03     1,238,559
  250  FFCB(c) .........................  5.65    12/29/03       251,806
1,500  Fannie Mae(c)(d) ................  1.03      1/2/04     1,500,000
5,000  Fannie Mae(c)(d) ................  1.18      1/2/04     4,999,915
2,500  Fannie Mae(c)(d) ................  1.55     1/27/04     2,500,000
2,500  Fannie Mae(c)(d) ................  1.25      2/4/04     2,500,000
2,500  FHLB(c) .........................  3.75     2/13/04     2,518,311
2,500  Fannie Mae(c)(d) ................  1.35      4/9/04     2,500,000
1,500  FHLB(c) .........................  4.88     4/16/04     1,525,372
2,500  FHLB(c) .........................  3.38     5/14/04     2,528,136
2,500  Fannie Mae(c) ...................  6.50     8/15/04     2,601,959
------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                               49,445,306
------------------------------------------------------------------------

                                                   RESET
                                                   DATE
                                                  -------
FEDERAL AGENCY SECURITIES--
VARIABLE(b)--3.9%
  194  SBA (Final Maturity 1/25/21) ....  1.50     11/1/03       194,181
1,111  SBA (Final Maturity 3/25/24) ....  1.38     11/1/03     1,111,078
  928  SBA (Final Maturity 10/25/22) ...  1.50      1/1/04       927,175
1,443  SBA (Final Maturity 11/25/21) ...  1.63      1/1/04     1,442,293
  448  SBA (Final Maturity 2/25/23) ....  1.50      1/1/04       448,409
  650  SBA (Final Maturity 2/25/23) ....  1.50      1/1/04       650,161
  277  SBA (Final Maturity 5/25/21) ....  1.50      1/1/04       276,572
1,594  SBA (Final Maturity 9/25/23) ....  1.38      1/1/04     1,593,693
------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                      6,643,562
------------------------------------------------------------------------

                                  STANDARD
FACE                              & POOR'S
VALUE                              RATING    INTEREST MATURITY
(000)  DESCRIPTION               (Unaudited)   RATE     DATE       VALUE
-----  -----------               ----------- -------- --------     -----
COMMERCIAL PAPER--53.8%

2,000  ABSC Capital Corp. ........... A-1      1.07%   11/3/03  $  1,999,881

1,616  Du Pont (E.I.) de
       Nemours & Co. ................ A-1+     1.03    11/4/03     1,615,861

1,500  Govco, Inc. .................. A-1+     1.06    11/4/03     1,499,867
2,500  Schering-Plough Corp. ........ A-1      1.07    11/4/03     2,499,777

1,250  Preferred Receivables
       Funding Corp. ................ A-1      1.08    11/5/03     1,249,850

1,000  Receivables Capital
       Corp. ........................ A-1+     1.05    11/5/03       999,883

2,385  Special Purpose
       Accounts Receivable
       Cooperative Corp. ............ A-1      1.06    11/5/03     2,384,719

3,305  Private Export Funding
       Corp. ........................ A-1+     1.18    11/6/03     3,304,458
  649  ABSC Capital Corp. ........... A-1      1.09    11/7/03       648,882
1,100  Cargill, Inc. ................ A-1      1.03    11/7/03     1,099,811
1,271  Govco, Inc. .................. A-1+     1.08    11/7/03     1,270,771
2,630  Deluxe Corp. ................. A-1      1.04   11/10/03     2,629,316

2,500  Household Finance
       Corp. ........................ A-1+     1.07   11/10/03     2,499,331

2,615  Coporate Asset
       Funding Co. .................. A-1+     1.06   11/12/03     2,614,153

1,000  General Electric Co. ......... A-1+     1.07   11/12/03       999,673

  305  International Lease
       Finance Corp. ................ A-1+     1.05   11/12/03       304,902

1,115  ABSC Capital Corp. ........... A-1      1.08   11/13/03     1,114,599
1,450  General Electric Co. ......... A-1+     1.05   11/13/03     1,449,492

3,000  Special Purpose
       Accounts Receivable
       Cooperative Corp. ............ A-1      1.07   11/13/03     2,998,930

1,785  Deluxe Corp. ................. A-1      1.03   11/14/03     1,784,336
2,500  Harley Davidson, Inc. ........ A-1      1.03   11/14/03     2,499,070
1,276  ABSC Capital Corp. ........... A-1      1.08   11/17/03     1,275,388

1,790  Coporate Asset
       Funding Co. .................. A-1+     1.07   11/18/03     1,789,096

                        See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                                  STANDARD
FACE                              & POOR'S
VALUE                              RATING    INTEREST MATURITY
(000)  DESCRIPTION               (Unaudited)   RATE     DATE       VALUE
-----  -----------               ----------- -------- --------     -----
1,660  Goldman Sachs Group,
       Inc. (The) ................... A-1      0.92%  11/18/03  $  1,659,279

  925  ABSC Capital Corp. ........... A-1      1.08   11/19/03       924,501
  685  General Electric Co. ......... A-1+     1.04   11/19/03       684,644
1,505  NetJets, Inc. ................ A-1+     1.04   11/19/03     1,504,217

2,500  Du Pont (E.I.) de
       Nemours & Co. ................ A-1+     1.03   11/20/03     2,498,641

3,000  Special Purpose
       Accounts Receivable
       Cooperative Corp. ............ A-1      1.07   11/20/03     2,998,306

2,500  CXC, Inc. .................... A-1+     1.05   11/21/03     2,498,542
2,500  ABSC Capital Corp. ........... A-1      1.08   11/25/03     2,498,200

1,625  Private Export Funding
       Corp. ........................ A-1+     1.03   11/25/03     1,623,884

1,795  Pfizer, Inc. ................. A-1+     1.02   11/26/03     1,793,729

2,500  Archer Daniels Midland
       Co. .......................... A-1      1.05    12/2/03     2,497,740

1,000  Golden Peanut Co. LLC ........ A-1      1.04    12/3/03       999,076

  700  Du Pont (E.I.) de
       Nemours & Co. ................ A-1+     1.04    12/4/03       699,333

2,500  CIT Group, Inc. .............. A-1      1.07    12/8/03     2,497,251

  435  ABN AMRO Holding NV .......... A-1+     1.06   12/10/03       434,500

1,770  Govco, Inc. .................. A-1+     1.05   12/11/03     1,767,935
1,520  Deluxe Corp. ................. A-1      1.07   12/15/03     1,518,012
3,070  Oil Insurance Ltd. ........... A-1      1.07   12/16/03     3,065,894

2,835  Household Finance
       Corp. ........................ A-1      1.08   12/17/03     2,831,088

2,005  Deluxe Corp. ................. A-1      1.04   12/19/03     2,002,220
2,000  CIT Group, Inc. .............. A-1      1.10     1/9/04     1,995,783
2,500  Govco, Inc. .................. A-1+     1.10    1/20/04     2,493,889
1,400  Govco, Inc. .................. A-1+     1.10    1/26/04     1,396,321
2,380  CIT Group, Inc. .............. A-1      1.10    1/29/04     2,373,528

2,500  Household Finance
       Corp. ........................ A-1      1.09     2/5/04     2,492,733

  100  International Lease
       Finance Corp. ................ A-1+     1.15     2/9/04        99,681

                                  STANDARD
FACE                              & POOR'S
VALUE                              RATING    INTEREST MATURITY
(000)  DESCRIPTION               (Unaudited)   RATE     DATE       VALUE
-----  -----------               ----------- -------- --------     -----
1,400  Private Export Funding
       Corp. ........................ A-1+     1.07%   3/30/04  $  1,393,758

2,500  Archer Daniels Midland
       Co. .......................... A-1      1.17    4/13/04     2,486,675
----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                            92,261,406
----------------------------------------------------------------------------

MEDIUM TERM NOTES(c)--12.9%

1,913  Associates Corp. of
       North America ................  AA+     5.75    11/1/03     1,913,000

2,150  Private Export Funding
       Corp. ........................ AAA      5.73    1/15/04     2,168,959

1,500  Associates Corp. of
       North America ................  AA-     6.20    1/26/04     1,516,540

2,500  Merril Lynch & Co.,
       Inc.(b) ......................   A+     1.48     2/9/04     2,502,814

1,905  Associates Corp. of
       North America ................  AA-     5.50    2/15/04     1,928,343

1,195  Citicorp .....................   A+     7.13    3/15/04     1,220,159

  500  Du Pont (E. I.) de
       Nemours & Co. ................  AA-     8.13    3/15/04       512,350

3,000  Heller Financial, Inc. ....... AAA      6.00    3/19/04     3,054,827

1,500  General Electric Capital
       Corp.(b) ..................... AAA      8.09     4/1/04     1,542,740

  900  Associates Corp. of
       North America ................  AA-     5.80    4/20/04       919,127

  350  General Electric Capital
       Corp. ........................ AAA      5.38    4/23/04       356,908

1,045  Citicorp Global
       Markets(b) ...................  AA-     1.44     5/4/04     1,046,980

3,266  Bank of America Corp. ........   A      7.75    8/15/04     3,427,283
----------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                                           22,110,030
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $170,460,304)                                   170,460,304(a)
Other assets and liabilities, net--0.6%                            1,016,294
                                                                ------------
NET ASSETS--100.0%                                              $171,476,598
                                                                ============

(a) Federal Income Tax Information: At October 31, 2003, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.

(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(c) The interest rate shown is the coupon rate.

(d) Callable. The maturity date shown is the call date.

                        See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS
Investment securities at value
   (Identified cost $170,460,304)            $170,460,304
Cash                                              136,790
Receivables
   Fund shares sold                               774,224
   Interest                                       709,420
   Receivable from adviser                         35,593
   Investment securities sold                      25,128
Prepaid expenses                                    4,519
                                             ------------
     Total assets                             172,145,978
                                             ------------
LIABILITIES
Payables
   Fund shares repurchased                        469,371
   Transfer agent fee                             112,942
   Financial agent fee                             12,708
   Distribution and service fees                   10,766
   Trustees' fee                                      783
Accrued expenses                                   62,810
                                             ------------
     Total liabilities                            669,380
                                             ------------
NET ASSETS                                   $171,476,598
                                             ============
NET ASSETS CONSIST OF:
Capital paid in on shares of
   beneficial interest                       $171,476,598
                                             ------------
NET ASSETS                                   $171,476,598
                                             ============
CLASS A
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $156,098,425)                  156,098,425
Net asset value and offering
   price per share                                  $1.00

CLASS B
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $15,378,173)                    15,378,173
Net asset value and offering
   price per share                                  $1.00


                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME
Interest                                         $2,688,143
                                                 ----------
     Total investment income                      2,688,143
                                                 ----------
EXPENSES
Investment advisory fee                             780,760
Distribution and service fees, Class B              137,740
Distribution and service fees, Class C               26,995
Financial agent                                     168,139
Transfer agent                                      547,925
Registration                                         50,272
Printing                                             40,712
Trustees                                             30,780
Custodian                                            28,305
Professional                                         27,573
Miscellaneous                                        18,426
                                                 ----------
     Total expenses                               1,857,627
     Less expenses borne by investment adviser     (964,361)
     Custodian fees paid indirectly                    (237)
                                                 ----------
     Net expenses                                   893,029
                                                 ----------
NET INVESTMENT INCOME                            $1,795,114
                                                 ==========

                        See Notes to Financial Statements

Phoenix-Goodwin Money Market Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                          Year Ended        Year Ended
                                                                                           10/31/03          10/31/02
                                                                                        -------------      -------------
FROM OPERATIONS
   NET INVESTMENT INCOME                                                                $   1,795,114      $   2,619,785
                                                                                        -------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                          (1,745,863)        (2,495,538)
   Net investment income, Class B                                                             (46,107)          (113,341)
   Net investment income, Class C                                                              (3,144)           (10,906)
                                                                                        -------------      -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                               (1,795,114)        (2,619,785)
                                                                                        -------------      -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (186,783,943 and 272,765,743 shares, respectively)       186,783,943        272,765,743
   Net asset value of shares issued from reinvestment of distributions
     (1,707,878 and 2,404,820 shares, respectively)                                         1,707,878          2,404,820
   Cost of shares repurchased (216,783,262 and 275,129,989 shares, respectively)         (216,783,262)      (275,129,989)
                                                                                        -------------      -------------
Total                                                                                     (28,291,441)            40,574
                                                                                        -------------      -------------
CLASS B
   Proceeds from sales of shares (15,356,736 and 26,059,417 shares, respectively)          15,356,736         26,059,417
   Net asset value of shares issued from reinvestment of distributions
     (42,697 and 99,711 shares, respectively)                                                  42,697             99,711
   Cost of shares repurchased (19,600,770 and 28,606,727 shares, respectively)            (19,600,770)       (28,606,727)
                                                                                        -------------      -------------
Total                                                                                      (4,201,337)        (2,447,599)
                                                                                        -------------      -------------
CLASS C
   Proceeds from sales of shares (12,839,058 and 15,388,449 shares, respectively)          12,839,058         15,388,449
   Net asset value of shares issued from reinvestment of distributions
     (2,565 and 9,918 shares, respectively)                                                     2,565              9,918
   Cost of shares repurchased (17,233,969 and 14,405,078 shares, respectively)            (17,233,969)       (14,405,078)
                                                                                        -------------      -------------
Total                                                                                      (4,392,346)           993,289
                                                                                        -------------      -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                              (36,885,124)        (1,413,736)
                                                                                        -------------      -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                  (36,885,124)        (1,413,736)

NET ASSETS
   Beginning of period                                                                    208,361,722        209,775,458
                                                                                        -------------      -------------
   END OF PERIOD                                                                        $ 171,476,598      $ 208,361,722
                                                                                        =============      =============

                        See Notes to Financial Statements
48

Phoenix-Goodwin Money Market Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                          --------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31
                                                          --------------------------------------------------------------
                                                             2003          2002        2001          2000         1999
Net asset value, beginning of period                        $ 1.00        $ 1.00      $ 1.00         $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                     0.010         0.014       0.042          0.054       0.044
                                                            ------        ------      ------         ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                        0.010         0.014       0.042          0.054       0.044
                                                            ------        ------      ------         ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.010)       (0.014)     (0.042)        (0.054)     (0.044)
                                                            ------        ------      ------         ------      ------
Change in net asset value                                       --            --          --             --          --
                                                            ------        ------      ------         ------      ------
NET ASSET VALUE, END OF PERIOD                              $ 1.00        $ 1.00      $ 1.00         $ 1.00      $ 1.00
                                                            ======        ======      ======         ======      ======
Total return                                                  1.00%         1.38%       4.23%          5.59%       4.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $156,098      $184,390    $184,349       $164,125    $205,066
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                         0.37%(1)(2)   0.79%(1)(2) 0.85%(1)(2)    0.80%(1)    0.77%(1)
   Net investment income                                      1.00%         1.37%       4.12%          5.41%       4.41%

                                                                                    CLASS B
                                                          --------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31
                                                          --------------------------------------------------------------
                                                             2003          2002        2001          2000         1999
Net asset value, beginning of period                        $ 1.00        $ 1.00      $ 1.00         $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                     0.002         0.006       0.034          0.047       0.036
                                                            ------        ------      ------         ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                        0.002         0.006       0.034          0.047       0.036
                                                            ------        ------      ------         ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.002)       (0.006)     (0.034)        (0.047)     (0.036)
                                                            ------        ------      ------         ------      ------
Change in net asset value                                       --            --          --             --          --
                                                            ------        ------      ------         ------      ------
NET ASSET VALUE, END OF PERIOD                              $ 1.00        $ 1.00      $ 1.00         $ 1.00      $ 1.00
                                                            ======        ======      ======         ======      ======
Total return                                                  0.25%         0.62%       3.46%          4.80%       3.69%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                      $15,378       $19,580     $22,027        $18,616     $20,054
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                         1.12%(1)(3)   1.54%(1)(3) 1.60%(1)(3)    1.56%(1)    1.52%(1)
   Net investment income                                      0.25%         0.61%       3.28%          4.65%       3.66%

(1) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.87%, 0.84% and 0.86% for the years ended October 31, 2003, 2002 and 2001, respectively.

(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.62%, 1.59% and 1.60% for the years ended October 31, 2003, 2002 and 2001, respectively.

                        See Notes to Financial Statements

PHOENIX-OAKHURST BALANCED FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Oakhurst Balanced Fund is appropriate for investors seeking long-term capital appreciation, current income, and conservation of capital from a balanced portfolio of stocks, bonds, and cash equivalents. Investors should note that the Fund may hold foreign bonds, and foreign investments pose additional risk, such as currency fluctuation, less public disclosure, and political and economic uncertainty.

Q: CAN YOU PROVIDE A BRIEF OVERVIEW OF THE EQUITY MARKETS OVER THE LAST 12
MONTHS?

A: For the 12 months ended October 31, 2003, the stock market made a strong rally after three years of losses. Large-cap stocks represented by the S&P 500(R) Index 1 had a total return of 20.83%. The bear market that started in March 2000 at the S&P 500(R) Index high of 1527 finally ended in October of 2002 when the S&P closed at 777. The year 2002 ended with significant rallies in the stock market, only to see it fade during early 2003. Attractive valuation finally propelled investors to put their excess cash to work. For the past six months, the stock market has been on a sustained rally driven by encouraging economic data ranging from worker productivity, manufacturing recovery and consumer confidence.

      During a time of economic recovery, stock markets are often lead by cyclical issues that benefit from stronger business activities. This past 12 months was no exception. Technology, basic materials and industrials sectors were the best performers. Smaller market-cap companies also outperformed large-cap ones.

Q: CAN YOU PROVIDE A BRIEF OVERVIEW OF THE BOND MARKET OVER THE LAST 12 MONTHS?

A: For the 12 months ended October 31, 2003, the U.S. bond market was effected by near-record and, at times, record interest rate lows. The final months of this period brought substantial volatility as investors assessed the direction of the U.S. economy and debated what action, if any, the Federal Reserve Board would take. The volatility was somewhat hidden by the slight change of -0.15% registered by the Lehman Brothers Aggregate Bond Index 2 for the third quarter of 2003. Rates increased slightly, while the yield curve remained steep, reinforcing expectations in the bond market that the economy would improve.

      Many economic statistics improved over this time period, but a job market recovery remained elusive. The ISM Manufacturing Index 3 rose to 54.7 in August, showing improvement for the fourth straight month and remaining above 50 for the second month in a row. Any reading above 50 normally signifies expansion in the manufacturing sector. Despite positive overall economic data, debate continued through year-end over whether persistent high unemployment would derail the economic recovery or if hiring would begin to gain momentum.


1 THE S&P 500(R) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET TOTAL-RETURN PERFORMANCE.

2 THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF BROAD BOND MARKET TOTAL-RETURN PERFORMANCE.

3 THE ISM MANUFACTURING INDEX MEASURES MANUFACTURING ACTIVITY IN THE UNITED STATES AS TABULATED BY THE INSTITUTE FOR SUPPLY MANAGEMENT.

THE INDEXES ARE UNMANAGED, DO NOT REFLECT MANAGEMENT FEES, AND ARE NOT AVAILABLE FOR DIRECT INVESTMENT.

Q: HOW DID THE FUND PERFORM IN THIS ENVIRONMENT?

A: For the 12 months ended October 31, 2003, the Phoenix-Oakhurst Balanced Fund Class A shares returned 13.98% and Class B shares returned 13.09% compared with a 14.55% return for the benchmark index. The Fund's benchmark is a composite of 60% S&P 500(R) Index and 40% Lehman Brothers Aggregate Bond Index. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

      The equity portion of the portfolio performed in line with a strong market. The average company in our portfolio is smaller than the average in the S&P 500(R) Index. This helped our performance since smaller market-cap stocks outperformed significantly. In addition, our exposure to market and credit sensitive brokers and financial service companies also propelled our Fund. On the negative side, we had significant holdings of oil service and refining stocks that performed poorly.

      The fixed-income portion of the portfolio performed well, aided by its investment in spread sectors. The Fund's use of non-treasury sectors provided an attractive source of income to the Fund. Sectors that continued to help the portfolio into the final four months of the fiscal year included corporate investment grade, corporate high yield, non-dollar, and emerging markets.

Q: HAVE ANY CHANGES TO THE FUND'S ASSET ALLOCATION BEEN MADE?

A: No. As part of our investment philosophy, we do not believe in trying to time the market. Our mandate is to remain approximately 60% invested in equities and 40% in bonds.

Q: WHAT IS YOUR OUTLOOK?

A: On October 31, 2003, the S&P 500(R) Index closed at 1051. It was trading at 18 times the Wall Street consensus earnings estimate of $59 for calendar year 2004. We believe this is a fair valuation given the low inflation environment we are in. Therefore, we think the year 2004 will likely bring us a single digit return from the equity markets, consistent with the historical average.

      We continue to be opportunistic and have taken some more credit risk in the portfolio due to improved credit fundamentals in the corporate and credit high yield market. We feel that the greatest risk in the fixed income market is interest rate risk, not credit risk, and opportunities continue in many credit-intensive sectors.

                                                                DECEMBER 1, 2003


THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix-Oakhurst Balanced Fund

  AVERAGE ANNUAL TOTAL RETURNS 1                         PERIODS ENDING 10/31/03
--------------------------------------------------------------------------------

                                                                                              INCEPTION     INCEPTION
                                                         1 YEAR       5 YEARS     10 YEARS   TO 10/31/03       DATE
                                                         ------       -------     --------   -----------    ---------
        Class A Shares at NAV 2                           13.98%       4.66%         7.27%         --             --
        Class A Shares at POP 3                            7.43        3.43          6.63          --             --
        Class B Shares at NAV 2                           13.09        3.87            --        7.48%       7/15/94
        Class B Shares with CDSC 4                         9.09        3.87            --        7.48        7/15/94
        Balanced Benchmark 6                              14.55        3.34          9.33       10.21        7/29/94
        S&P 500(R) Index 7                                20.83        0.54         10.47       11.40        7/15/94
        Lehman Brothers Aggregate Bond Index 8             4.91        6.54          6.78        7.61        7/29/94

  GROWTH OF $10,000                                         PERIODS ENDING 10/31
--------------------------------------------------------------------------------
This Growth of $10,000 chart assumes an initial investment of $10,000 made on 10/31/93 in Class A shares and reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges. [GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

         Phoenix-Oakhurst                                      Lehman Brothers
                 Balanced          Balanced                          Aggregate
           Fund Class A 5       Benchmark 6  S&P 500 Index 7      Bond Index 8
10/29/93        $9,425.00        $10,000.00       $10,000.00        $10,000.00
10/31/94         9,116.03         10,087.70        10,393.30          9,632.98
10/31/95        10,530.50         12,313.60        13,138.50         11,140.60
10/31/96        11,797.50         14,360.00        16,318.00         11,792.10
10/31/97        13,926.00         17,622.30        21,593.00         12,840.60
10/30/98        15,135.10         20,700.00        26,347.00         14,039.40
10/29/99        17,667.10         23,857.60        33,140.90         14,113.90
10/31/00        18,927.10         25,493.80        35,146.40         15,144.10
10/31/01        18,082.40         22,800.80        26,389.50         17,349.20
10/31/02        16,676.60         21,297.90        22,403.10         18,370.20
10/31/03        19,008.70         24,396.90        27,070.00         19,272.00

  SECTOR WEIGHTINGS                                                     10/31/03
--------------------------------------------------------------------------------
As a percentage of equity holdings

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

FINANCIALS                 25%
INFORMATION TECHNOLOGY     24
HEALTH-CARE                11
INDUSTRIALS                11
CONSUMER DISCRETIONARY     11
CONSUMER STAPLES            8
ENERGY                      7
OTHER                       3

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period.

5 This chart illustrates POP returns on Class A shares for ten years. Returns on Class B shares will vary due to differing sales charges, fees and inception dates.

6 The Balanced Benchmark is a composited index made up of 60% of the S&P 500(R) Index return and 40% of the Lehman Brothers Aggreate Bond Index return. The index's performance does not reflect sales charges.

7 The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

8 The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

    All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Phoenix-Oakhurst Balanced Fund

                 TEN LARGEST EQUITY HOLDINGS AT OCTOBER 31, 2003
                     (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------

 1. General Electric Co.                         2.4%
 2. Bank of America Corp.                        2.2%
 3. Citigroup, Inc.                              2.2%
 4. Microsoft Corp.                              2.1%
 5. Wells Fargo & Co.                            1.8%

 6. Morgan Stanley                               1.7%
 7. Pfizer, Inc.                                 1.6%
 8. J.P. Morgan Chase & Co.                      1.3%
 9. Cisco Systems, Inc.                          1.3%
10. Omnicare, Inc.                               1.3%

                         INVESTMENTS AT OCTOBER 31, 2003

                                        STANDARD
                                        & POOR'S     PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
U.S. GOVERNMENT SECURITIES--0.5%

U.S. TREASURY NOTES--0.5%
U.S. Treasury Note 3%, 11/15/07 ........  AAA      $ 4,500 $    4,521,798
U.S. Treasury Note 3%, 2/15/08 .........  AAA        1,000      1,000,547
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $5,498,897)                                    5,522,345
-------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--3.4%
Fannie Mae 5%, 8/25/12 .................  AAA        7,000      7,207,103
Fannie Mae 6%, 5/1/17 ..................  AAA          957        995,157
Fannie Mae 5.50%, 8/1/17 ...............  AAA        1,299      1,336,196
Fannie Mae 6%, 11/1/31 .................  AAA        5,732      5,884,202
Fannie Mae 6%, 12/1/32 .................  AAA          470        482,275
GNMA 6.50%, '23-'32 ....................  AAA       17,597     18,501,162
-------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $33,380,614)                                  34,406,095
-------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--2.4%
Freddie Mac 4.50%, 7/15/13 .............  AAA       25,000     24,452,450
-------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $24,240,068)                                  24,452,450
-------------------------------------------------------------------------

MUNICIPAL BONDS--4.6%

CALIFORNIA--1.6%
Alameda Corridor Transportation Authority
Revenue Taxable Series C
6.50%, 10/1/19 .........................  AAA        1,100      1,202,047

Alameda Corridor Transportation Authority
Revenue Taxable Series C
6.60%, 10/1/29 .........................  AAA        2,750      2,995,987

Fresno County Pension Obligation Revenue
Taxable 6.21%, 8/15/06 .................  AAA        1,000      1,095,530

                                        STANDARD
                                        & POOR'S     PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
CALIFORNIA--CONTINUED
Pasadena Pension Funding Revenue
Taxable Series A 6.95%, 5/15/07 ........  AAA      $ 1,915 $    2,164,352
Pasadena Pension Funding Revenue
Taxable Series A 7.05%, 5/15/09 ........  AAA        2,500      2,917,900
Pasadena Pension Funding Revenue
Taxable Series A 7.15%, 5/15/11 ........  AAA          565        666,813
Sonoma County Pension Obligation
Revenue Taxable 6.625%, 6/1/13 .........  AAA        4,265      4,821,583
                                                           --------------
                                                               15,864,212
                                                           --------------

COLORADO--0.2%
Denver City and County School District 01
Pension Taxable 6.76%, 12/15/07 ........  AAA        2,000      2,255,700

CONNECTICUT--0.3%
Connecticut State General Obligation
Series C 5%, 5/1/13 ....................  AAA        3,000      3,280,800

FLORIDA--1.8%
Florida State Department of Environmental
Protection Preservation Revenue Series B
5%, 7/1/13 .............................  AAA        3,000      3,297,540
Miami Beach Special Obligation Pension
Funding Project Revenue Taxable
8.60%, 9/1/21 ..........................  AAA       11,675     12,977,463
University of Miami Exchangeable Revenue
Taxable Series A 7.65%, 4/1/20(d) ......  AAA        2,120      2,324,961
                                                           --------------
                                                               18,599,964
                                                           --------------

NEW JERSEY--0.1%
Hamilton Township Atlantic County School
District General Obligation Taxable
4.25%, 12/15/14 ........................  Aaa(c)       645        609,377

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                                        STANDARD
                                        & POOR'S     PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
NEW YORK--0.1%
New York State General Obligation Taxable
Series C 6.35%, 3/1/07 .................  AAA       $1,000 $    1,098,480

OREGON--0.3%
Multnomah County Pension Obligation
Taxable 7.25%, 6/1/11 ..................  Aaa(c)     3,000      3,513,810

TEXAS--0.2%
Dallas-Fort Worth International Airport
Facilities Improvement Corp. Revenue
Taxable 6.50%, 11/1/09 .................  AAA        1,900      2,156,139
-------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $44,161,994)                                  47,378,482
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.8%

ANRC Auto Owner Trust 01-A, A4 4.32%,
6/16/08 ................................  AAA        9,250      9,471,709

Associates Manufactured Housing Pass
Through 97-2, A6 7.075%, 3/15/28(d) ....  AAA        2,290      2,387,849

Capital One Master Trust 01-5, A 5.30%,
6/15/09 ................................  AAA        3,500      3,726,671

Carmax Auto Owner Trust 03-1, A4
2.16%, 11/15/09 ........................  AAA        3,000      2,949,844

CNH Equipment Trust 03-A, A4B 2.57%,
9/15/09 ................................  AAA        2,000      1,958,286

Green Tree Financial Corp. 97-4, M1
7.22%, 2/15/29 .........................   AA-         500        333,750

Residential Asset Mortgage Products, Inc.
03-RS6, AI2 2.39%, 11/25/24 ............  AAA        2,000      1,985,625

WFS Financial Owner Trust 03-1, A4
2.74%, 9/20/10 .........................  AAA        3,000      2,991,275

Whole Auto Loan Trust 02-1, B 2.91%,
4/15/09 ................................    A        2,178      2,196,806
-------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $27,811,363)                                  28,001,815
-------------------------------------------------------------------------

CORPORATE BONDS--11.3%

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%,
7/15/07 ................................  BBB-       2,000      2,210,000

AIRLINES--0.1%
Northwest Airlines, Inc. 00-1 8.072%,
10/1/19 ................................  AAA          455        490,984

                                        STANDARD
                                        & POOR'S     PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Janus Capital Group, Inc.
7.75%, 6/15/09 .........................  BBB+     $ 1,500 $    1,668,555

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp. 4.75%,
1/15/08 ................................  BBB+       1,500      1,498,771

BROADCASTING & CABLE TV--0.5%
Comcast Corp. 5.30%, 1/15/14 ...........  BBB        2,500      2,457,150

Echostar DBS Corp. 144A 6.375%,
10/1/11(b) .............................  BB-        3,000      3,000,000
                                                           --------------
                                                                5,457,150
                                                           --------------

CASINOS & GAMING--0.6%
MGM Mirage, Inc. 9.75%, 6/1/07 .........   BB-       1,650      1,878,937

Park Place Entertainment Corp. 9.375%,
2/15/07 ................................   BB-       4,000      4,510,000
                                                           --------------
                                                                6,388,937
                                                           --------------

CONSUMER FINANCE--1.3%
Capital One Bank 6.50%, 6/13/13 ........   BB+       1,000      1,030,740
Ford Motor Credit Co. 6.50%, 1/25/07 ...  BBB        1,000      1,031,789
Ford Motor Credit Co. 7.25%, 10/25/11 ..  BBB        2,000      2,031,370

General Electric Capital Corp. Series MTNA
6%, 6/15/12 ............................  AAA        4,235      4,557,326

General Motors Acceptance Corp. 6.875%,
8/28/12 ................................  BBB        2,000      2,050,142

Household Finance Corp.
6.75%, 5/15/11 .........................    A        2,500      2,797,715
                                                           --------------
                                                               13,499,082
                                                           --------------

DISTILLERS & VINTNERS--0.2%
Brown-Forman Corp. 3%, 3/15/08 .........    A        2,500      2,441,865

DIVERSIFIED BANKS--0.6%
U.S. Bank NA 6.30%, 7/15/08 ............    A+       3,000      3,345,096
Wachovia Corp. 5.625%, 12/15/08 ........    A-       3,000      3,238,479
                                                           --------------
                                                                6,583,575
                                                           --------------

DIVERSIFIED CHEMICALS--0.1%
Cabot Corp. 144A 5.25%, 9/1/13(b) ......  BBB+       1,500      1,477,744

DIVERSIFIED COMMERCIAL SERVICES--0.7%
International Lease Finance Corp. 5.625%,
6/1/07 .................................   AA-       1,000      1,075,837

International Lease Finance Corp. 4.35%,
9/15/08 ................................   AA-       3,000      3,038,793

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund
                                        STANDARD
                                        & POOR'S     PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
DIVERSIFIED COMMERCIAL SERVICES--CONTINUED
United Rentals North America, Inc.
Series B 10.75%, 4/15/08 ...............   BB-     $ 2,500 $    2,818,750
                                                           --------------
                                                                6,933,380
                                                           --------------

ELECTRIC UTILITIES--0.3%
Entergy Gulf States, Inc. 144A 5.25%,
8/1/15(b) ..............................  BBB-       3,000      2,805,330

ENVIRONMENTAL SERVICES--0.2%
Allied Waste Industries, Inc. 7.875%,
3/15/05 ................................   BB-       2,195      2,299,263

GAS UTILITIES--0.3%
AmeriGas Partners LP/AmeriGas Eagle
Finance Corp. Series B 8.875%, 5/20/11 .   BB-       3,000      3,270,000

HEALTH CARE DISTRIBUTORS--0.3%
AmerisourceBergen Corp. 8.125%,
9/1/08 .................................   BB        3,000      3,270,000

HEALTH CARE FACILITIES--0.4%
Manor Care, Inc. 7.50%, 6/15/06 ........  BBB        3,000      3,243,750
Province Healthcare Co. 7.50%, 6/1/13 ..    B-       1,000      1,005,000
                                                           --------------
                                                                4,248,750
                                                           --------------

HOMEBUILDING--0.3%
Lennar Corp. 7.625%, 3/1/09 ............  BBB-       2,250      2,574,029

HOTELS, RESORTS & CRUISE LINES--0.2%
Park Place Entertainment Corp. 7%,
7/15/04 ................................   BB+       2,000      2,052,500

HOUSEHOLD PRODUCTS--0.1%
Kimberly-Clark Corp. 5%, 8/15/13 .......   AA-       1,000      1,018,499

INDUSTRIAL MACHINERY--0.4%
ITW Cupids Financial Trust I 144A 6.55%,
12/31/11(b)(f) .........................   AA-       4,000      4,210,616

INSURANCE BROKERS--0.1%
Willis Corroon Corp. 9%, 2/1/09 ........   BB-         740        786,250

INTEGRATED OIL & GAS--0.3%
ChevronTexaco Capital Co. 3.375%,
2/15/08 ................................   AA        3,000      3,002,454

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
CenturyTel, Inc. Series F
6.30%, 1/15/08 .........................  BBB+       3,000      3,281,976

Verizon Global Funding Corp. 4.375%,
6/1/13 .................................    A+       1,125      1,049,142
                                                           --------------
                                                                4,331,118
                                                           --------------
                                        STANDARD
                                        & POOR'S     PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
INVESTMENT BANKING & BROKERAGE--0.4%
Goldman Sachs Group, Inc. 4.75%,
7/15/13 ................................    A+     $ 2,000 $    1,931,308

Merrill Lynch & Co., Inc. Series MTNB
3.375%, 9/14/07 ........................    A+       1,600      1,606,747
                                                           --------------
                                                                3,538,055
                                                           --------------

MULTI-LINE INSURANCE--0.2%
Metropolitan Life Global Funding I 144A
5.20%, 9/18/13(b) ......................   AA        2,000      2,000,406

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.4%
Teekay Shipping Corp. 8.32%, 2/1/07 ....   BB+       2,640      2,864,400
Tesoro Petroleum Corp. 144A
8%, 4/15/08(b) .........................   BB        1,000      1,065,000
                                                           --------------
                                                                3,929,400
                                                           --------------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.3%
Pemex Project Funding Master Trust
7.875%, 2/1/09(d) ......................  BBB-       2,000      2,250,000

Pemex Project Funding Master Trust 8%,
11/15/11(d) ............................  BBB-       1,500      1,657,500

Pemex Project Funding Master Trust 144A
7.375%, 12/15/14(b) ....................  BBB-       1,500      1,575,000

Principal Life Global Funding I 4.40%,
10/1/10 ................................   AA        2,500      2,493,133

TIAA Global Markets 144A 3.875%,
1/22/08(b) .............................  AAA        5,000      5,080,870
                                                           --------------
                                                               13,056,503
                                                           --------------

PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5%, 12/3/12 ..........    A        2,500      2,536,348

PAPER PRODUCTS--0.2%
International Paper Co.
3.80%, 4/1/08 ..........................  BBB        2,000      1,984,728

RAILROADS--0.1%
Union Pacific Corp.
6.125%, 1/15/12 ........................  BBB        1,000      1,081,715

REITS--0.2%
HRPT Properties Trust
5.75%, 2/15/14 .........................  BBB        2,000      2,002,800

THRIFTS & MORTGAGE FINANCE--0.2%
Sovereign Bank 5.125%, 3/15/13 .........  BBB-       2,500      2,446,058
-------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $110,510,952)                                115,094,865
-------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund
                                        STANDARD
                                        & POOR'S     PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
NON-AGENCY MORTGAGE-BACKED
SECURITIES--3.9%

American Business Financial Services
02-2, A3 4.76%, 6/15/21 ................  AAA      $ 2,000 $    2,014,744

CS First Boston Mortgage Securities Corp.
97-C2, B 6.72%, 1/17/35 ................   Aa(c)     9,000     10,005,450

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 ....................  Aaa(c)     3,000      3,303,034

DLJ Mortgage Acceptance Corp. 96-CF1,
A1B 7.58%, 3/13/28 .....................  AAA          317        317,311

DLJ Mortgage Acceptance Corp. 97-CF2,
A2 6.84%, 10/15/30 .....................   AA          750        821,762

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29 .........  Aaa(c)     1,570      1,719,126

J.P. Morgan Chase Commercial Mortgage
Securities Corp. 01-CIBC, A3 6.26%,
3/15/33 ................................  AAA       12,015     13,195,965

Lehman Brothers Commercial Conduit
Mortgage Trust 99-C2, A2 7.325%,
10/15/32 ...............................  Aaa(c)     4,855      5,603,984

Merrill Lynch Mortgage Investors, Inc.
96-C1, C 7.42%, 4/25/28 ................   AA        1,500      1,634,032

Residential Funding Mortgage Securities
I 96-S8, A4 6.75%, 3/25/11 .............  AAA          674        673,772
-------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $36,031,808)                                  39,289,180
-------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--6.4%

AUSTRIA--0.5%
Republic of Austria Series EMTN 5.50%,
10/20/07 ...............................  AAA        4,000(g)   5,001,686

BRAZIL--0.7%
Federative Republic of Brazil
10%, 8/7/11 ............................    B+       1,000      1,025,000

Federative Republic of Brazil PIK Interest
Capitalization 8%, 4/15/14 .............    B+       6,773      6,343,125
                                                           --------------
                                                                7,368,125
                                                           --------------

BULGARIA--0.3%
Republic of Bulgaria Series IAB PDI
1.938%, 7/28/11(d) .....................   BB+       2,850      2,784,094

                                        STANDARD
                                        & POOR'S     PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
CANADA--0.8%
Province of Ontario 3.125%, 5/2/08 .....   AA      $ 8,500 $    8,394,651

CHILE--0.6%
Republic of Chile 7.125%, 1/11/12 ......    A-       1,900      2,158,875
Republic of Chile 5.50%, 1/15/13 .......    A-       3,900      3,990,870
                                                           --------------
                                                                6,149,745
                                                           --------------

COLOMBIA--0.1%
Republic of Colombia 10.75%, 1/15/13 ...   BB        1,000      1,097,500
Republic of Colombia 11.75%, 2/25/20 ...   BB          250        286,500
                                                           --------------
                                                                1,384,000
                                                           --------------

LITHUANIA--0.2%
Republic of Lithuania 4.50%, 3/5/13 ....  BBB+      1,775(g)    2,026,355

MEXICO--1.4%
United Mexican States 7.50%, 1/14/12 ...  BBB-       4,000      4,470,000
United Mexican States 5.875%, 1/15/14 ..  BBB-       2,500      2,447,500
United Mexican States 8.125%, 12/30/19 .  BBB-       6,500      7,182,500
                                                           --------------
                                                               14,100,000
                                                           --------------

PANAMA--0.1%
Republic of Panama 8.25%, 4/22/08 ......   BB        1,000      1,112,500

PHILIPPINES--0.3%
Republic of  Philippines
9.875%, 1/15/19 ........................   BB        3,000      3,127,500

RUSSIA--0.3%
Russian Federation RegS
5%, 3/31/30(d) .........................   BB        3,000      2,805,945

SOUTH AFRICA--0.3%
Republic of South Africa
7.375%, 4/25/12 ........................  BBB        2,000      2,240,000
Republic of South Africa
5.25%, 5/16/13 .........................  BBB        1,000(g)   1,109,493
                                                           --------------
                                                                3,349,493
                                                           --------------

TURKEY--0.3%
Republic of Turkey 10.50%, 1/13/08 .....    B+       2,800      3,220,000

UKRAINE--0.2%
Government of Ukraine Series OCT
7.65%, 6/11/13 .........................    B        2,000      2,005,000

VENEZUELA--0.3%
Republic of Venezuela 5.375%, 8/7/10 ...    B-       3,750      2,789,670
-------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $63,234,348)                                  65,618,764
-------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                                        STANDARD
                                        & POOR'S     PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)       VALUE
                                      -----------   ------      -----
FOREIGN CORPORATE BONDS--2.0%

AUSTRALIA--0.1%
St. George Bank Ltd. 144A 5.30%,
10/15/15(b) ............................    A-     $ 1,500 $    1,492,089

CANADA--0.2%
Thomson Corp. (The) 4.25%, 8/15/09 .....    A-       1,000      1,001,775
Thomson Corp. (The) 5.25%, 8/15/13 .....    A-       1,500      1,528,488
                                                           --------------
                                                                2,530,263
                                                           --------------

CHILE--0.2%
Petropower I Funding Trust 144A 7.36%,
2/15/14(b) .............................  BBB        1,960      1,852,214

GERMANY--0.3%
Deutsche Telekom International Finance BV
8.50%, 6/15/10(d) ......................  BBB+       2,500      3,008,772

ITALY--0.2%
Telecom Italia Capital 144A 5.25%,
11/15/13(b) ............................  BBB+       2,000      1,984,444

NETHERLANDS--0.1%
Coca-Cola HBC Finance BV 144A 5.125%,
9/17/13(b) .............................    A       1,500       1,500,480

SOUTH KOREA--0.4%
Korea Development Bank 5.50%, 11/13/12 .    A-       3,500      3,592,547

SWEDEN--0.3%
Nordea Bank Sweden AB 144A 5.25%,
11/30/12(b) ............................    A        2,500      2,564,500

UNITED KINGDOM--0.2%
HBOS plc 144A 5.375%, 11/29/49(b)(d) ...    A        2,000      1,991,280
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $20,173,653)                                  20,516,589
--------------------------------------------------------------------------------

DEBT INDEX SECURITIES--0.2%
J.P. Morgan - Morgan Stanley TRAC-X
EM Ltd. 144A 6.50%, 12/23/08(b)(d) .....   Ba(c)     2,000      1,993,000
--------------------------------------------------------------------------------
TOTAL DEBT INDEX SECURITIES
(IDENTIFIED COST $2,001,000)                                    1,993,000
--------------------------------------------------------------------------------

                                                   SHARES       VALUE
                                                   ------       -----
COMMON STOCKS--59.2%

ADVERTISING--0.6%
Harte-Hanks, Inc. ......................           304,900 $    6,058,363

AEROSPACE & DEFENSE--1.0%
United Technologies Corp. ..............           116,900      9,900,261

AIR FREIGHT & COURIERS--1.4%
FedEx Corp. ............................            72,100      5,462,296
Ryder System, Inc. .....................           306,700      9,201,000
                                                           --------------
                                                               14,663,296
                                                           --------------

APPLICATION SOFTWARE--0.8%
Citrix Systems, Inc.(e) ................           332,100      8,395,488

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Mellon Financial Corp. .................           113,100      3,378,297

CASINOS & GAMING--1.0%
Alliance Gaming Corp.(e) ...............            81,000      1,964,250
Mandalay Resort Group ..................           212,100      8,324,925
                                                           --------------
                                                               10,289,175
                                                           --------------

COMMUNICATIONS EQUIPMENT--2.6%
Andrew Corp.(e) ........................           471,000      6,160,680
Cisco Systems, Inc.(e) .................           627,006     13,154,586
Emulex Corp.(e) ........................           271,300      7,683,216
                                                           --------------
                                                               26,998,482
                                                           --------------

COMPUTER & ELECTRONICS RETAIL--0.7%
Best Buy Co., Inc. .....................           126,600      7,382,046

COMPUTER HARDWARE--1.2%
International Business Machines Corp. ..           133,300     11,927,684

COMPUTER STORAGE & PERIPHERALS--0.5%
EMC Corp.(e) ...........................           361,100      4,997,624

DATA PROCESSING & OUTSOURCED SERVICES--0.6%
Computer Sciences Corp.(e) .............           166,000      6,576,920

DIVERSIFIED BANKS--5.2%
Bank of America Corp. ..................           294,100     22,272,193
FleetBoston Financial Corp. ............            78,900      3,186,771
U.S. Bancorp ...........................           329,400      8,966,268
Wells Fargo & Co. ......................           324,900     18,298,368
                                                           --------------
                                                               52,723,600
                                                           --------------

DIVERSIFIED CAPITAL MARKETS--1.3%
J.P. Morgan Chase & Co. ................           380,300     13,652,770

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund
                                                   SHARES       VALUE
                                                   ------       -----
DIVERSIFIED CHEMICALS--0.2%
Engelhard Corp. ........................            86,800 $    2,480,744

DIVERSIFIED COMMERCIAL SERVICES--1.1%
ARAMARK Corp. Class B(e) ...............           165,700      4,427,504
Cendant Corp.(e) .......................           344,900      7,046,307
                                                           --------------
                                                               11,473,811
                                                           --------------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.5%
AVX Corp. ..............................           311,000      4,571,700
Mettler-Toledo International, Inc.(e) ..           167,900      6,437,286
Vishay Intertechnology, Inc.(e) ........           309,200      5,797,500
Waters Corp.(e) ........................           265,900      8,357,237
                                                           --------------
                                                               25,163,723
                                                           --------------

FOOTWEAR--0.7%
Reebok International Ltd. ..............           176,100      6,859,095

HEALTH CARE DISTRIBUTORS--1.8%
Omnicare, Inc. .........................           334,000     12,805,560
Schein (Henry), Inc.(e) ................            86,800      5,385,940

                                                               18,191,500


HEALTH CARE SERVICES--0.4%
Caremark Rx, Inc.(e) ...................           173,400      4,343,670

HEALTH CARE SUPPLIES--0.8%
Fisher Scientific International, Inc.(e)           195,700      7,876,925

HOTELS, RESORTS & CRUISE LINES--0.9%
Royal Caribbean Cruises Ltd. ...........           301,100      8,945,681

HOUSEHOLD PRODUCTS--1.6%
Dial Corp. (The) .......................           282,300      6,775,200
Procter & Gamble Co. (The) .............            94,700      9,308,063
                                                           --------------
                                                               16,083,263
                                                           --------------

HOUSEWARES & SPECIALTIES--0.6%
Fortune Brands, Inc. ...................            87,200      5,681,080

HYPERMARKETS & SUPER CENTERS--0.9%
Wal-Mart Stores, Inc. ..................           149,800      8,830,710

INDUSTRIAL CONGLOMERATES--2.4%
General Electric Co. ...................           849,500     24,643,995

INDUSTRIAL MACHINERY--0.4%
Pall Corp. .............................           160,500      3,755,700

INTEGRATED OIL & GAS--1.2%
Exxon Mobil Corp. ......................           348,400     12,744,472

                                                   SHARES       VALUE
                                                   ------       -----
INTEGRATED TELECOMMUNICATION SERVICES--1.1%
SBC Communications, Inc. ...............           212,900 $    5,105,342
Verizon Communications, Inc. ...........           182,000      6,115,200
                                                           --------------
                                                               11,220,542
                                                           --------------

INTERNET SOFTWARE & SERVICES--0.7%
VeriSign, Inc.(e) ......................           480,500      7,625,535

INVESTMENT BANKING & BROKERAGE--2.6%
E*TRADE Financial Corp.(e) .............           941,000      9,692,300
Morgan Stanley .........................           307,900     16,894,473
                                                           --------------
                                                               26,586,773
                                                           --------------

LEISURE PRODUCTS--0.7%
Marvel Enterprises, Inc.(e) ............           259,900      7,654,055

LIFE & HEALTH INSURANCE--0.8%
MetLife, Inc. ..........................           260,000      8,164,000

METAL & GLASS CONTAINERS--0.6%
Ball Corp. .............................           111,700      6,277,540

MOVIES & ENTERTAINMENT--1.4%
Time Warner, Inc.(e) ...................           602,400      9,210,696
Viacom, Inc. Class B ...................           119,500      4,764,465
                                                           --------------
                                                               13,975,161
                                                           --------------

MULTI-LINE INSURANCE--1.0%
American International Group, Inc. .....           169,100     10,286,353

OIL & GAS DRILLING--0.9%
Noble Corp.(e) .........................           144,000      4,943,520
Patterson-UTI Energy, Inc.(e) ..........           109,900      3,142,041
Transocean, Inc.(e) ....................            54,499      1,045,836
                                                           --------------
                                                                9,131,397
                                                           --------------

OIL & GAS EQUIPMENT & SERVICES--1.0%
Baker Hughes, Inc. .....................            76,300      2,156,238
BJ Services Co.(e) .....................            87,200      2,861,032
Schlumberger Ltd. ......................           103,600      4,866,092
                                                           --------------
                                                                9,883,362
                                                           --------------

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Anadarko Petroleum Corp. ...............           202,500      8,833,050

OTHER DIVERSIFIED FINANCIAL SERVICES--2.2%
Citigroup, Inc. ........................           464,601     22,022,087

PACKAGED FOODS & MEATS--1.1%
Dean Foods Co.(e) ......................           169,950      5,140,988

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund
                                                   SHARES       VALUE
                                                   ------       -----
PACKAGED FOODS & MEATS--CONTINUED
Kellogg Co. ............................           173,400 $    5,744,742
                                                           --------------
                                                               10,885,730
                                                           --------------

PHARMACEUTICALS--3.7%
Bristol-Myers Squibb Co. ...............           232,900      5,908,673
Johnson & Johnson ......................           193,300      9,728,789
Mylan Laboratories, Inc. ...............           235,800      5,694,570
Pfizer, Inc. ...........................           521,000     16,463,600
                                                           --------------
                                                               37,795,632
                                                           --------------

SEMICONDUCTOR EQUIPMENT--1.0%
Applied Materials, Inc.(e) .............           330,200      7,716,774
Teradyne, Inc.(e) ......................           116,100      2,644,758
                                                           --------------
                                                               10,361,532
                                                           --------------

SEMICONDUCTORS--1.0%
Intel Corp. ............................           315,100     10,414,055

SOFT DRINKS--1.2%
PepsiCo, Inc. ..........................           264,200     12,634,044

SPECIALIZED FINANCE--0.9%
CIT Group, Inc. ........................           269,200      9,050,504

SYSTEMS SOFTWARE--3.0%
Microsoft Corp. ........................           822,900     21,518,835
Oracle Corp.(e) ........................           771,100      9,222,356
                                                           --------------
                                                               30,741,191
                                                           --------------

TECHNOLOGY DISTRIBUTORS--0.3%
Avnet, Inc.(e) .........................           168,600      3,270,840

TRUCKING--0.4%
Swift Transportation Co., Inc.(e) ......           159,800      3,584,314
-------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $490,349,928)                                604,416,072
-------------------------------------------------------------------------



FOREIGN COMMON STOCKS--0.7%

PROPERTY & CASUALTY INSURANCE--0.7%
ACE Ltd. (Bermuda) .....................           188,400 $    6,782,400
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,561,624)                                    6,782,400
-------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.6%
SPDR Trust Series I ....................            58,700      6,182,871
-------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $7,695,137)                                    6,182,871
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $871,651,386)                                999,654,928
-------------------------------------------------------------------------

                                        STANDARD
                                        & POOR'S     PAR
                                         RATING     VALUE
                                      (Unaudited)   (000)
                                      -----------   ------
SHORT-TERM OBLIGATIONS--1.3%

FEDERAL AGENCY SECURITIES--0.1%
FHLB 1.045%, 12/4/03 ...................             1,130      1,129,009

COMMERCIAL PAPER--1.2%
Corporate Asset Funding Co. 1.04%,
11/3/03 ................................  A-1+       7,440      7,439,570

Special Purpose Accounts Receivable
Cooperative Corp. 1.08%, 11/7/03 .......  A-1        2,530      2,529,544

ABSC Capital Corp. 1.09%, 11/13/03 .....  A-1        2,500      2,499,092

                                                               12,468,206

-------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $13,597,124)                                  13,597,215
-------------------------------------------------------------------------

TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $885,248,510)                              1,013,252,143(a)
Other assets and liabilities, net--0.7%                         7,549,465
                                                           --------------
NET ASSETS--100.0%                                         $1,020,801,608
                                                           ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $146,520,046 and gross depreciation of $19,979,970 for federal income tax purposes. At October 31, 2003, the aggregate cost of securities for federal income tax purposes was $886,712,067.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, these securities amounted to a value of $34,592,973 or 3.4% of net assets.

(c) As rated by Moody's or Fitch.

(d) Variable or step coupon security; interest rate reflects the rate currently in effect.

(e) Non-income producing.

(f) Illiquid. At October 31, 2003, these securities amounted to a value of $4,210,616 or 0.4% of net assets. For acquisition information, see Notes to Financial Statements.

(g) Par value represents Euro.

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2003

ASSETS
Investment securities at value
   (Identified cost $885,248,510)          $1,013,252,143
Cash                                            1,516,750
Receivables
   Investment securities sold                   6,165,823
   Interest and dividends                       5,418,571
   Fund shares sold                               244,140
Prepaid expenses                                   20,624
                                           --------------
     Total assets                           1,026,618,051
                                           --------------
LIABILITIES
Payables
   Investment securities purchased              3,451,471
   Fund shares repurchased                      1,162,394
   Investment advisory fee                        475,044
   Transfer agent fee                             339,926
   Distribution and service fees                  229,903
   Financial agent fee                             55,915
   Trustees' fee                                      783
   Payable to adviser                                 278
Accrued expenses                                  100,729
                                           --------------
     Total liabilities                          5,816,443
                                           --------------
NET ASSETS                                 $1,020,801,608
                                           ==============
NET ASSETS CONSIST OF:
Capital paid in on shares
   of beneficial interest                  $  943,722,789
Undistributed net investment income             2,495,991
Accumulated net realized loss                 (53,422,159)
Net unrealized appreciation                   128,004,987
                                           --------------
NET ASSETS                                 $1,020,801,608
                                           ==============
CLASS A
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $999,427,413)                   69,839,834
Net asset value per share                          $14.31
Offering price per share $14.31/(1-5.75%)          $15.18

CLASS B
Shares of beneficial interest
   outstanding, no par value,
   unlimited authorization
   (Net Assets $21,374,195)                     1,498,370
Net asset value and offering
   price per share                                 $14.26

                             STATEMENT OF OPERATIONS
                           YEAR ENDED OCTOBER 31, 2003

INVESTMENT INCOME
Interest                                     $ 22,094,667
Dividends                                       9,378,053
Security lending                                    7,617
Foreign taxes withheld                             (4,321)
                                             ------------
     Total investment income                   31,476,016
                                             ------------
EXPENSES
Investment advisory fee                         5,456,962
Service fees, Class A                           2,424,029
Distribution and service fees, Class B            232,303
Financial agent fee                               621,448
Transfer agent                                  1,615,265
Printing                                          137,172
Custodian                                         133,229
Professional                                       34,411
Registration                                       31,759
Trustees                                           30,769
Miscellaneous                                      65,158
                                             ------------
     Total expenses                            10,782,505
     Custodian fees paid indirectly                (1,721)
                                             ------------
     Net expenses                              10,780,784
                                             ------------
NET INVESTMENT INCOME                          20,695,232
                                             ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized loss on securities                (6,379,974)
Net realized loss on foreign
   currency transactions                          (90,836)
Net change in unrealized appreciation
(depreciation) on investments                 115,590,183
Net change in unrealized appreciation
   (depreciation) on
   foreign currency and
   foreign currency transactions                    1,354
                                             ------------
NET GAIN ON INVESTMENTS                       109,120,727
                                             ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                           $129,815,959
                                             ============

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       Year Ended           Year Ended
                                                                                        10/31/03             10/31/02
                                                                                    ---------------      ---------------
FROM OPERATIONS
   Net investment income (loss)                                                     $    20,695,232      $    28,334,951
   Net realized gain (loss)                                                              (6,470,810)         (24,043,669)
   Net change in unrealized appreciation (depreciation)                                 115,591,537          (94,325,568)
                                                                                    ---------------      ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      129,815,959          (90,034,286)
                                                                                    ---------------      ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                       (20,386,663)         (29,398,318)
   Net investment income, Class B                                                          (318,277)            (576,262)
                                                                                    ---------------      ---------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                            (20,704,940)         (29,974,580)
                                                                                    ---------------      ---------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,453,100 and 3,089,857 shares, respectively)          32,433,518           42,755,275
   Net asset value of shares issued from reinvestment of distributions
     (1,403,654 and 1,955,441 shares, respectively)                                      18,704,722           27,036,145
   Cost of shares repurchased (10,556,344 and 13,098,236 shares, respectively)         (139,742,856)        (179,151,579)
                                                                                    ---------------      ---------------
Total                                                                                   (88,604,616)        (109,360,159)
                                                                                    ---------------      ---------------
CLASS B
   Proceeds from sales of shares (224,050 and 449,565 shares, respectively)               2,931,414            6,249,169
   Net asset value of shares issued from reinvestment of distributions
     (22,637 and 39,251 shares, respectively)                                               299,281              541,604
   Cost of shares repurchased (764,244 and 754,036 shares, respectively)                (10,093,093)         (10,117,014)
                                                                                    ---------------      ---------------
Total                                                                                    (6,862,398)          (3,326,241)
                                                                                    ---------------      ---------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (95,467,014)        (112,686,400)
                                                                                    ---------------      ---------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                 13,644,005         (232,695,266)

NET ASSETS
   Beginning of period                                                                1,007,157,603        1,239,852,869
                                                                                    ---------------      ---------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $2,495,991 AND $2,065,534, RESPECTIVELY]                                       $ 1,020,801,608      $ 1,007,157,603
                                                                                    ===============      ===============

                        See Notes to Financial Statements

Phoenix-Oakhurst Balanced Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                    CLASS A
                                                          --------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31
                                                          --------------------------------------------------------------
                                                             2003        2002(3)       2001          2000         1999
Net asset value, beginning of period                       $12.82        $14.27      $17.63         $17.92       $16.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                              0.28(4)       0.34(4)     0.41           0.47         0.40
   Net realized and unrealized gain (loss)                   1.49         (1.43)      (1.20)          0.77         2.25
                                                           ------        ------      ------         ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                        1.77         (1.09)      (0.79)          1.24         2.65
                                                           ------        ------      ------         ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.28)        (0.36)      (0.48)         (0.44)       (0.39)
   Distributions from net realized gains                       --            --       (2.09)         (1.09)       (0.63)
                                                           ------        ------      ------         ------       ------
     TOTAL DISTRIBUTIONS                                    (0.28)        (0.36)      (2.57)         (1.53)       (1.02)
                                                           ------        ------      ------         ------       ------
Change in net asset value                                    1.49         (1.45)      (3.36)         (0.29)        1.63
                                                           ------        ------      ------         ------       ------
NET ASSET VALUE, END OF PERIOD                             $14.31        $12.82      $14.27         $17.63       $17.92
                                                           ======        ======      ======         ======       ======
Total return(1)                                             13.98%        (7.77)%     (4.46)%         7.13%       16.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                    $999,427      $981,389  $1,207,395     $1,423,113   $1,561,026
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                        1.07%(2)      1.02 %(2)   1.00 %(2)      1.00%(2)     0.97%(2)
   Net investment income                                     2.10%         2.46 %      2.58 %         2.55%        2.19%
Portfolio turnover                                             92%           52 %        45 %           50%          57%

                                                                                    CLASS B
                                                          --------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31
                                                          --------------------------------------------------------------
                                                             2003        2002(3)       2001          2000         1999
Net asset value, beginning of period                       $12.78        $14.23      $17.52         $17.85       $16.25
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                              0.18(4)       0.24(4)     0.30           0.33         0.27
   Net realized and unrealized gain (loss)                   1.48         (1.43)      (1.18)          0.77         2.24
                                                           ------        ------      ------         ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                        1.66         (1.19)      (0.88)          1.10         2.51
                                                           ------        ------      ------         ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.18)        (0.26)      (0.32)         (0.34)       (0.28)
   Distributions from net realized gains                       --            --       (2.09)         (1.09)       (0.63)
                                                           ------        ------      ------         ------       ------
     TOTAL DISTRIBUTIONS                                    (0.18)        (0.26)      (2.41)         (1.43)       (0.91)
                                                           ------        ------      ------         ------       ------
Change in net asset value                                    1.48         (1.45)      (3.29)         (0.33)        1.60
                                                           ------        ------      ------         ------       ------
NET ASSET VALUE, END OF PERIOD                             $14.26        $12.78      $14.23         $17.52       $17.85
                                                           ======        ======      ======         ======       ======
Total return(1)                                             13.09%        (8.49)%     (5.10)%         6.29%       15.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                     $21,374       $25,768     $32,457        $35,242      $38,613
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                        1.82%(2)      1.77 %(2)   1.75 %(2)      1.75%(2)     1.72%(2)
   Net investment income                                     1.37%         1.71 %      1.83 %         1.80%        1.45%
Portfolio turnover                                             92%           52 %        45 %           50%          57%

(1) Maximum sales charge is not reflected in the total return calculation.

(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

(3) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities and including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002, was to increase the ratio of net investment income to average net assets from 2.45% to 2.46% and from 1.70% to 1.71% for Class A and Class B, respectively. There was no effect to net investment income
    (loss) per share or to net realized and unrealized gain (loss) per share for Class A and B. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(4) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003


1. ORGANIZATION

   The Phoenix Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently six funds are offered for sale (each a "Fund"). The Core Bond Fund is diversified and has an investment objective to seek both current income and capital appreciation. The Aggressive Growth Fund is diversified and has an investment objective of capital appreciation. The Capital Growth Fund is diversified and has an investment objective of long-term capital appreciation. The High Yield Fund is diversified and has a primary investment objective to seek high current income and a secondary objective of capital growth. The Money Market Fund is diversified and has an investment objective of seeking as high a level of current income consistent with the preservation of capital and maintenance of liquidity. The Balanced Fund is diversified and has investment objectives of reasonable income, long-term capital growth and conservation of capital.

   Each Fund offers Class A and Class B shares. Core Bond Fund, Aggressive Growth Fund and High Yield Fund also offer Class C shares. Class A shares of Core Bond Fund and High Yield Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of Aggressive Growth Fund, Capital Growth Fund and Balanced Fund are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price are available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.

   The Money Market Fund uses the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

   Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold. At October 31, 2003, the total value of these securities represented approximately 6.4% and 6.8% of net assets of Core Bond Fund and High Yield Fund, respectively.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (CONTINUED)

differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

   Certain Funds may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized gain (or loss). When the contract is closed or offset with the same counterparts, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. SECURITY LENDING:

   The Trust loans securities to qualified brokers through an agreement with State Street Bank and Trust (the Custodian). Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

H. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. OPTIONS:

   Certain Funds may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   Certain Funds may purchase options, which are included in the funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid. At October 31, 2003, the Trust had no options outstanding.

J. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (CONTINUED)

K. LOAN AGREEMENTS:

   The Trust may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

L. SWAP AGREEMENTS:

   Certain Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Funds may enter into interest rate, foreign currency, total return, or credit default swaps. Interest rate and foreign currency swaps involve the exchange by the Funds with another party of their respective commitments to pay or receive interest or foreign currency, (e.g. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.) Total return swap agreements involve commitments to pay interest in exchange for a market-linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the Fund will receive a payment or make a payment to the counterparty. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Funds' custodian. Swaps are marked to market daily based upon quotations from market makers and the change, if any is recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

   At October 31, 2003, the High Yield Fund had the following swap agreements outstanding:
                                                                    Unrealized
                                                                   Appreciation
Notional Amount                                                   (Depreciation)
---------------                                                   --------------
Credit Default Swaps

$3,000,000     Agreement with Deutsche Bank dated January
               15, 2002, terminating on February 15, 2004,
               to receive 7% per year times the notional
               amount. The Fund pays only upon a default
               event of Calpine Corp., the notional amount
               times the difference between the par value
               and the market value of Calpine Corp. 4% bond
               due December 26, 2006                                  $(116,847)

$2,500,000     Agreement with Morgan Stanley Capital
               Services, Inc. dated July 23, 2003,
               terminating on September 20, 2008, to receive
               3% per year times the notional amount. The
               Fund pays only upon a default event of Nextel
               Communications, Inc., the notional amount
               times the difference between the par value
               and the market value of Nextel
               Communications, Inc. 9.50% bond due February
               1, 2011                                                $  116,045

$(2,000,000)   Agreement with Morgan Stanley Credit Products
               Ltd. dated April 18, 2003, terminating on
               June 20, 2008, to pay 1.10% per year times
               the notional amount. The Fund receives only
               upon a default event of Safeway, Inc., the
               notional amount times the difference between
               the par value and the market value of
               Safeway, Inc. 6.50% bond due March 1, 2011            $  (37,602)

$5,000,000     Agreement with J.P. Morgan Chase Bank dated
               September 16, 2003, terminating on June 20,
               2008, to receive 5.20% per year times the
               notional amount. The Fund pays only upon a
               default event of TRAC-X NA High Yield Debt
               Index Series 1-B, the notional amount times
               the difference between the par value and the
               market value of TRAC-X NA High Yield Debt
               Index Series 1-B 5.20% due June 20, 2008              $   55,993

$5,000,000     Agreement with J.P. Morgan Chase Bank dated
               August 20, 2003, terminating on June 20,
               2008, to receive 4.50% per year times the
               notional amount. The Fund pays only upon a
               default event of TRAC-X NA High Yield Debt
               Index Series 1-B, the notional amount times
               the difference between the par value and the
               market value of TRAC-X NA High Yield Debt
               Index Series 1-B 4.50% due June 20, 2008             $   239,726

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (CONTINUED)

                                                                    Unrealized
                                                                   Appreciation
Notional Amount                                                   (Depreciation)
---------------                                                   --------------
Interest Rate Swaps
$(5,000,000)   Agreement with Deutsche Bank terminating on
               October 1, 2013, to pay interest at 4.50% in
               exchange for receipt of 1.16% (3 month LIBOR
               at October 1, 2003) on $5,000,000                      $  83,971

$(3,000,000)   Agreement with Deutsche Bank terminating on
               October 3, 2013, to pay interest at 4.37875%
               in exchange for receipt of 1.16% (3 month
               LIBOR at October 3, 2003) on $3,000,000                $  79,970

                                                                      ---------
                                                                      $ 421,256
                                                                      =========

M. DEBT INDEX SECURITIES, TARGETED RETURN INDEX SECURITIES, AND TRADED CUSTODY
RECEIPTS:

   The Trust invests in securities that represent an interest in a diversified portfolio (the "basket") of debt instruments (the underlying securities). Under the term of the baskets, the Trust has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Trust.

   Debt index securities are comprised of a basket of credit default swaps referencing a diversified pool of high yield or emerging markets debt instruments. Certain baskets may be purchased on a funded or unfunded basis such that the Trust receives interest payments based upon the notional amount or par amount of the basket. In connection with these investments collateral may be set aside by the Trust's custodian. In the event of default of any of the underlying notional securities within the unfunded basket, the Trust will be required to pay the counterparty an amount equal to its pro rata share of the notional amount of the defaulted security and similarly the Trust will then receive its pro rata interest of the defaulted security or equivalent cash amount. In a funded transaction, in the event of default of any par securities in the funded basket, the Trust would be required to receive its pro rata interest of the defaulted security or equivalent cash amount.

   Targeted return index securities are trusts in which each certificate holder owns a pro rata share of the corporate bonds that comprise the Lehman Brothers U.S. Credit Index, which is a component of the Lehman Brothers U.S. Aggregate Index.

   Traded custody receipts are custody receipts, which represent an ownership interest in an equal par-weighted portfolio of benchmark U.S. corporate bonds.

N. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries at risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for their services to the Trust, the Advisers, Phoenix Investment Counsel, Inc, ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), and Duff & Phelps Investment Management Co. ("DPIM"), a subsidiary of Phoenix Investment Partners, Ltd., which is an indirect wholly-owned subsidiary of PNX, are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund:
                              1st        $1-2       $2+
                            Billion     Billion   Billion
                            -------     -------   -------
Core Bond Fund ............   0.45%      0.40%     0.35%
Capital Growth Fund .......   0.70%      0.65%     0.60%
High Yield Fund ...........   0.65%      0.60%     0.55%
Money Market Fund .........   0.40%      0.35%     0.30%
Balanced Fund .............   0.55%      0.50%     0.45%

                            1st $50     $50-500    $500+
                            Million     Million   Million
                            -------     -------   -------
Aggressive Growth Fund ....   0.90%      0.80%     0.70%

   DPIM serves as investment adviser for the Core Bond Fund and PIC serves as investment advisor for the remaining Funds within the Trust.

   From November 1, 2002 through February 28, 2004, the Adviser agreed to assume expenses and reduce the advisory fee for the benefit of the Money Market Fund to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions and extraordinary expenses) exceeded the following range of ratios:

   Class A 0.15% to 0.60%
   Class B 0.90% to 1.35%
   Class C 1.15% to 1.60%

   The expense ratios currently in effect are 0.35% and 1.10% for Class A and B, respectively.

   Roger Engemann & Associates, Inc. ("REA") is the subadviser to the Aggressive Growth Fund and Capital Growth Fund. For its services, REA is paid a fee by the Adviser equal to 0.40% of the average daily net assets of the Aggressive Growth Fund up to $50 million, 0.30% of such value between $50 million and $262 million, 0.45% of such value between $262 and $500 million, and 0.35% of such value in excess of $500 million and a fee equal to 0.10% of the average daily net assets of the Capital Growth Fund up to $3 billion and 0.30% of such value in excess of $3 billion. REA is a wholly-owned subsidiary of Pasadena

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (CONTINUED)

Capital Corporation which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of PNX.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charge for the period ended October 31, 2003, as follows:

                            Class A       Class B          Class C
                          Net Selling     Deferred        Deferred
                          Commissions   Sales Charges   Sales Charges
                          -----------   -------------   -------------

Core Bond Fund ............ $ 8,683        $22,371        $   140
Aggressive Growth Fund ....  15,368         75,018            213
Capital Growth Fund .......  63,660         53,121             --
High Yield Fund ...........  15,158         35,368          7,043
Money Market Fund .........      --        119,728         16,108
Balanced Fund .............  51,215         42,335             --

   In addition to these amounts the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions:

Core Bond Fund ............$ 2,459
Aggressive Growth Fund .... 25,416
Capital Growth Fund ....... 54,197
High Yield Fund ...........  9,426
Balanced Fund ............. 52,392

   In addition, each Fund except the Money Market Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class; the distribution fee for the Money Market Fund is 0% and 0.75% for Class A and Class B, respectively. The Distributor has advised the Trust that the total amount expensed for the period ended October 31, 2003, is as follows:

                                       Distribution    Distribution
                       Distribution   and/or service  and/or service
                      and/or service   fees paid to    fees paid to
                     fees retained by  Unaffiliated    W.S. Griffith
                        Distributor    Participants   Securities, Inc.
                     ----------------  ------------   ----------------
Core Bond Fund ..........$ 96,917       $  267,732        $ 14,131
Aggressive Growth Fund .. 224,053          335,024          49,819
Capital Growth Fund ..... 357,838        1,696,793         190,987
High Yield Fund ......... 239,926          445,419          61,989
Money Market Fund ....... 164,735               --              --
Balanced Fund ........... 437,444        1,995,327         223,561

   For the period ended October 31, 2003, the following Fund paid PXP Securities Corp., an indirect subsidiary of PNX, brokerage commissions in connection with portfolio transactions effected on behalf of the Fund as follows:

                                         Commissions Paid
                                      to PXP Securities Corp.
                                      -----------------------
Balanced Fund ..........................    $279,144

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the period ended October 31, 2003, the Trust paid PEPCO $1,777,492. Effective January 1, 2003, the fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended October 31, 2003, transfer agent fees were $6,024,231 as reported in the Statement of Operations, of which PEPCO retained the following:

                                             Transfer Agent
                                              Fee Retained
                                             --------------
Core Bond Fund .........................      $   93,726
Aggressive Growth Fund .................         224,188
Capital Growth Fund ....................       1,060,097
High Yield Fund ........................         212,809
Money Market Fund ......................         232,866
Balanced Fund ..........................         674,037

   At October 31, 2003, PNX and affiliates held Trust shares which aggregated the following:
                                                 Aggregate
                                                 Net Asset
                                       Shares      Value
                                     ---------  ----------
Core Bond Fund, Class C ............    13,967  $  121,932
Aggressive Growth Fund, Class C ....     5,133      65,548
Money Market Fund, Class A ......... 4,087,379   4,087,379

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, options, forward currency contracts, swaps and loan agreements) for the period ended October 31, 2003, aggregated the following:

                                  Purchases       Sales
                                ------------   ------------
Core Bond Fund ................ $ 12,248,384   $ 16,846,644
Aggressive Growth Fund ........  309,950,998    328,632,534
Capital Growth Fund ...........  299,564,592    376,300,381
High Yield Fund ...............  369,109,153    366,429,901
Balanced Fund .................  743,302,060    802,814,764

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (CONTINUED)

   Purchases and sales of long-term U.S. Government and agency securities for the period ended October 31, 2003, aggregated the following:

                                   Purchases      Sales
                                ------------    ------------
Core Bond Fund ................ $107,290,404    $103,219,240
Capital Growth Fund ...........    2,607,525              --
Balanced Fund .................  128,031,750     115,959,344

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts. Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors. High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

6. FORWARD CURRENCY CONTRACTS

   As of October 31, 2003, the High Yield Fund had entered into the following forward currency contracts which contractually obligate the fund to deliver currency at the specified date.
                                                                   Unrealized
                           Settlement                             Appreciation
Contract to (Deliver)   In Exchange for      Date       Value    (Depreciation)
---------------------   ---------------     -------    --------  --------------
EUR(2,250,000)           USD$(2,487,375)   11/21/03  $(2,618,409)  $(131,034)
USD U.S. Dollar
EUR Euro

7. OTHER

   At October 31, 2003, Aggressive Growth Fund had one shareholder account which amounted to 10.6% of the total shares outstanding. The account is not affiliated with PNX.

   On April 7, 2003, the Board of Trustees of Phoenix Series Fund voted to direct the mandatory redemption of Class C Shares of Money Market Fund. Effective April 17, 2003, Class C Shares of Money Market Fund were closed to new investors and additional investor deposits. On May 23, 2003, this class of shares was liquidated at its net asset value.

8. RESTRICTED SECURTIES
   At October 31, 2003, the Trust held the following restricted securities:

                                        Acquisition Date       Acquisition Cost
                                        ----------------       ----------------
CORE BOND FUND
 Home Ownership Funding Corp. II Pfd.
  144A 13.338%
   Shares 10,000 ..........................  2/21/97              $6,065,065
   Shares 522 .............................  2/18/98                 342,453
   Shares 3,000 ...........................   3/2/98               1,934,760
AGGRESSIVE GROWTH FUND
 Metro Optix, Inc. Series B Pfd. ..........  6/23/00               1,750,003
HIGH YIELD FUND
 Pennant CBO Ltd. 1A, D 13.43%, 3/14/11 ... 10/22/99               2,915,310
 CB Cambridge Industries Liquidating Trust
  Interests 0%, 12/24/05 .................. 12/24/01                 369,206
 Battery Park CDO Ltd. Series 5 144A
  15.407%, 2/10/11 ........................  12/1/99               1,963,360
 Poland Telecom Finance Series B
  14%, 12/1/07 ............................ 11/24/97               5,000,000
 Charter Communications Operating LLC
  Term B 3.92%, 3/18/08 ...................   5/2/03               2,731,750
 United Pan-Europe Communications Tranch C2
  6.65%, 3/31/09 .......................... 10/11/01               2,265,000
 Qwest Corp. Tranche Q 4.62%, 5/3/05 ......  2/19/03               2,790,000
 Sullivan holdings,Inc. Class C ...........  12/4/93                 357,881
BALANCED FUND
 ITW Cupids Financial Trust I 144A
  6.55%, 12/31/11 .........................  4/18/02               3,993,960

   Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

9. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                             Expiration Year
                          ----------------------------------------------------
                              2004        2006           2007        2008
                          ------------ ----------    ----------   ------------
Core Bond Fund ...........  $2,246,778          --  $ 6,429,814   $ 8,192,129
Aggressive Growth Fund ...          --          --           --
Capital Growth Fund ......          --          --           --
High Yield Fund ..........          --  $1,533,950   38,223,988    27,836,215
Balanced Fund ............          --          --           --

                                             Expiration Year
                          -----------------------------------------------------
                              2009        2010           2011         Total
                          ------------ ----------    ----------    ------------
Core Bond Fund ...........          -- $ 2,929,428           --  $ 19,798,149
Aggressive Growth Fund ...$108,834,901  27,489,400           --   136,324,301
Capital Growth Fund ...... 396,211,833  97,731,301  $15,273,804   509,216,938
High Yield Fund ..........  66,603,160  70,134,673   21,914,581   226,246,567
Balanced Fund ............  18,032,864  21,868,870   12,199,260    52,100,994

PHOENIX SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2003 (CONTINUED)

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

   The following Funds utilized losses deferred in prior years against current year capital gains as follows:

Core Bond Fund ............................. $   187,049
Aggressive Growth Fund .....................  18,465,847

   The High Yield Fund has an expired captial loss carryover of $46,929,335.

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                 Undistributed      Long-term
                                ordinary income   capital gains
                                ---------------   -------------
Core Bond Fund ................... $  145,717         $--
Aggressive Growth Fund ...........         --          --
Capital Growth Fund ..............         --          --
High Yield Fund ..................     36,206          --
Balanced Fund ....................  2,495,991          --

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes

10. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset values of the Funds. As of October 31, 2003, the following Funds recorded reclassifications to increase (decrease) the accounts listed below:

                        Capital paid in     Undistributed     Accumulated
                         on shares of      net investment    net realized
                      beneficial interest   income (loss)     gain (loss)
                      -------------------  --------------    ------------
Core Bond Fund ..........$  (823,925)        $1,678,058      $  (854,133)
Aggressive Growth Fund .. (2,453,468)         2,455,453           (1,985)
Capital Growth Fund ..... (4,208,109)         4,208,109               --
High Yield Fund .........(46,609,467)           808,136       45,801,331
Balanced Fund ...........  3,362,667            440,165       (3,802,832)

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

   For federal income tax purposes, 42.6% of the current year net income earned by the Balanced Fund will qualify for the dividends received deduction for corporate shareholders when paid.

   Effective for the calendar year 2003, qualified dividends will be taxed at a lower rate for individual shareholders. 1.3% and 43.2% of the ordinary income dividends distributed by the High Yield Fund and Balanced Fund, respectively, and applicable to qualifying dividends received after January 1, 2003 will qualify for the lower tax rate. The Fund plans to designate the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act. The actual percentage for the calendar year will be designated in the year-end tax statements.
--------------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS

[GRAPHIC OMITTED]

PRICEWATERHOUSECOOPERS

To the Board of Trustees and Shareholders of Phoenix Series Fund

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Duff & Phelps Core Bond Fund, Phoenix-Engemann Aggressive Growth Fund, Phoenix-Engemann Capital Growth Fund, Phoenix-Goodwin High Yield Fund, Phoenix-Goodwin Money Market Fund and Phoenix-Oakhurst Balanced Fund (constituting Phoenix Series Fund, hereafter referred to as the "Trust") at October 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS

Boston, Massachusetts
December 12, 2003

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

                                                NUMBER OF
                                              PORTFOLIOS IN
                                              FUND COMPLEX
    NAME, ADDRESS AND            LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH             TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway             Served since         35
  Rittenhouse Advisors, LLC    1993.                              Chairman, Rittenhouse Advisors, LLC (consulting firm) since
  101 Park Avenue                                                 2001. Trustee/Director, Realty Foundation of New York
  New York, NY 10178                                              (1972-present), Josiah Macy, Jr., Foundation (1975-present),
  DOB: 8/2/29                                                     Pace University (1978-present), New York Housing Partnership
                                                                  Development Corp. (Chairman) (1981-present), Greater New York
                                                                  Councils, Boy Scouts of America (1985-present), The Academy of
                                                                  Political Science (Vice Chairman) (1985-present), Urstadt
                                                                  Biddle Property Corp. (1989-present). Chairman, Metropolitan
                                                                  Transportation Authority (1992-2001). Director, Trism, Inc.
                                                                  (1994-2001), Consolidated Edison Company of New York, Inc.
                                                                  (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                  Centennial Insurance Company (1974-2002), Union Pacific Corp.
                                                                  (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                                  (Advisory Director) (1990-2000), Accuhealth (1994-2002), The
                                                                  Harlem Youth Development Foundation (1998-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne          Served since         35            Currently retired.
  The Flat, Elmore Court       1993.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries          Served since         28            Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902     1995.                              Director (1989-1997), Chairman of the Board (1993-1997),
  Naples, FL 34108                                                Phoenix Investment Partners, Ltd.
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.             Served since         25            Partner, Stonington Partners, Inc. (private equity fund) since
  Stonington Partners, Inc.    1980.                              2001. Chairman (1995 to 2000) and Chief Executive Officer
  736 Market Street, Ste. 1430                                    (1995-1998), Carson Products Company (cosmetics).
  Chattanooga, TN 37402                                           Director/Trustee, Evergreen Funds (six portfolios).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara        Served since         35            Managing Director, U.S. Trust Company of New York (private
  U.S. Trust Company of        2001.                              bank) (1982-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

                                                NUMBER OF
                                              PORTFOLIOS IN
                                              FUND COMPLEX
    NAME, ADDRESS AND            LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH             TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris            Served since         35            Currently retired, Vice President, W.H. Reaves and Company
  164 Laird Road               1995.                              (investment management) (1993-2003).
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson          Served since         25            Managing Director, Northway Management Company (1998-present).
  Northway Management Company  1993.                              Managing Director, Mullin Associates (1993-1998).
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.       Served since         25            Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street              1995.                              Compuware (1996-present) and WWF, Inc. (2000-present).
  Alexandria, VA 22314                                            President, The Trust for America's Health (non-profit)
  DOB: 5/16/31                                                    (2001-present). Director, Duty Free International, Inc.
                                                                  (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

72

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                                NUMBER OF
                                              PORTFOLIOS IN
                                              FUND COMPLEX
    NAME, ADDRESS AND            LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
      DATE OF BIRTH             TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche         Served since         28             Limited Managing Director, Lazard Freres & Co. LLC
   Lazard Freres & Co. LLC      2002.                              (1983-present). Director, The Phoenix Companies, Inc.
   30 Rockefeller Plaza,                                           (2001-present) and Phoenix Life Insurance Company
   59th Floor                                                      (1989-present).
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin        Served since         45             Consultant, Phoenix Investment Partners Ltd. (2002-present).
   DOB: 10/23/46               1989.                               Director, PXRE Corporation (Delaware) (1985-present), World
                                                                   Trust Fund (1991-present). Chairman (1997-2002), Director
   Chairman                                                        (1995-2002), Vice Chairman (1995-1997) and Chief Executive
                                                                   Officer (1995-2002), Phoenix Investment Partners, Ltd.
                                                                   Director and Executive Vice President, The Phoenix Companies,
                                                                   Inc. (2000-2002). Director (1994-2002) and Executive Vice
                                                                   President, Investments (1987-2002), Phoenix Life Insurance
                                                                   Company. Director (1983-2002) and Chairman (1995-2002),
                                                                   Phoenix Investment Counsel, Inc. Director (1982-2002) and
                                                                   President (1990-2000), Phoenix Equity Planning Corporation.
                                                                   Chairman and President, Phoenix/Zweig Advisers LLC
                                                                   (2001-2002). Director (2001-2002) and President (April
                                                                   2002-September 2002), Phoenix Investment Management Company.
                                                                   Director and Executive Vice President, Phoenix Life and
                                                                   Annuity Company (1996-2002). Director (1995-2000) and
                                                                   Executive Vice President (1994-2002), PHL Variable Insurance
                                                                   Company. Director, Phoenix National Trust Holding Company
                                                                   (2001-2002). Director (1985-2002) and Vice President
                                                                   (1986-2002), PM Holdings, Inc. Director, W.S. Griffith
                                                                   Associates, Inc. (1995-2002). Director (1992-2002) and
                                                                   President (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates              Served since         30             Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
   Hudson Castle Group, Inc.   1987.                               Markets, Inc.) (financial services) (1997-present). Managing
   c/o Northeast Investment                                        Director, Wydown Group (consulting firm) (1994-present).
   Management, Inc.                                                Director, Investors Financial Service Corporation
   50 Congress Street                                              (1995-present), Investors Bank & Trust Corporation
   Suite 1000                                                      (1995-present), Plymouth Rubber Co. (1995-present), Stifel
   Boston, MA 02109                                                Financial (1996-present), Connecticut River Bank
   DOB: 5/31/46                                                    (1998-present), New Hampshire Charitable Foundation
                                                                   (2001-present), Trust Co. of New Hampshire (2002-present).
                                                                   Director and Treasurer, Endowment for Health, Inc.
                                                                   (2000-present). Chairman, Emerson Investment Management, Inc.
                                                                   (2000-present), Vice Chairman, Massachusetts Housing
                                                                   Partnership (1998-1999). Director, Blue Cross and Blue Shield
                                                                   of New Hampshire (1994-1999), AIB Govett Funds (1991-2000),
                                                                   Command Systems, Inc. (1998-2000), Phoenix Investment
                                                                   Partners, Ltd. (1995-2001), 1Mind, Inc. (1999-2001), 1Mind.com
                                                                   (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment
    Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group, Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                             POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                               DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer             Executive Vice President            Executive Vice President (1999-present) Senior Vice President
  DOB: 8/16/44                 since 2000.                         (1995-1999), Chief Financial Officer (1995-present), Phoenix
                                                                   Investment Partners, Ltd. Director (1998-present), Executive
                                                                   Vice President, Chief Financial Officer and Treasurer
                                                                   (2000-present), Senior Vice President and Chief Financial
                                                                   Officer (1996-2000), Phoenix Equity Planning Corporation.
                                                                   Director (1998-present), Senior Vice President, Chief
                                                                   Financial Officer and Treasurer (1996-present), Phoenix
                                                                   Investment Counsel, Inc. Director (2000-present), Executive
                                                                   Vice President (2000-present), Treasurer (1996-present),
                                                                   Senior Vice President (2000-2002), Duff & Phelps Investment
                                                                   Management Co. Executive Vice President, Phoenix Fund Complex
                                                                   (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry               Executive Vice President            Executive Vice President, Phoenix Investment Partners, Ltd.
  DOB: 3/28/52                 since 2000.                         (1998-present), President, Phoenix Equity Planning Corporation
                                                                   (2000-present). Executive Vice President, Phoenix Fund Complex
                                                                   (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen           Vice President                      Vice President and Compliance Officer, Phoenix Investment
  One American Row             since 1999.                         Partners, Ltd. (1999-present). Vice President and Compliance
  Hartford, CT 06102                                               Officer, Phoenix Investment Counsel, Inc. (1999-present). Vice
  DOB: 10/12/47                                                    President (1999-present). Anti-Money Laundering Officer and
                                                                   Assistant Secretary (2002-2003) Phoenix Fund Complex. Vice
                                                                   President, Chief Compliance Officer and Secretary
                                                                   (2000-present) and Designated Money Laundering Compliance
                                                                   Officer (2002-present). PXP Securities Corp. Vice President,
                                                                   Compliance and Assistant Secretary (2002-present), PXP
                                                                   Institutional Markets Group, Ltd. Vice President, Compliance
                                                                   (2000-present), Designated Money Laundering Compliance Officer
                                                                   (2002-present), Phoenix Equity Planning Corporation. Vice
                                                                   President, Risk Management Liaison, Bank of America
                                                                   (1996-1999).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss             Treasurer since                     Vice President, Fund Accounting (1994-2000), Treasurer
  DOB: 11/24/52                2000.                               (1996-2000), Assistant Treasurer (2001-present), Phoenix
                                                                   Equity Planning Corporation. Treasurer, Phoenix Fund Complex
                                                                   (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth             Secretary since                     Vice President and Insurance and Investment Products Counsel
  One American Row             2002.                               (2002-present), Counsel (1993-2002), Phoenix Life Insurance
  Hartford, CT 06102                                               Company. Director (2003-present), President (2003-present),
  DOB: 11/14/58                                                    Assistant Secretary (2002-present), Phoenix Variable Advisors,
                                                                   Inc. Secretary (2002-present), Chief Legal Officer
                                                                   (2003-present), Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

74

PHOENIX SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Core Bond Fund)
55 East Monroe Street
Chicago, IL 60603

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                           ---------------------------
                                    PRESORTED
                                    STANDARD
                                  U.S. POSTAGE
                                      PAID
                                 Louisville, KY
                                 Permit No. 1051
                           ---------------------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

PXP 394 (12/03)


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          As of the end of the period covered by the report, the registrant's board of trustees has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Series Fund
            --------------------------------------------------------------

By (Signature and Title)*    /s/Philip R. McLoughlin
                         -------------------------------------------------
                             Philip R. McLoughlin, Chairman
                             (principal executive officer)

Date  January 5, 2004
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/Philip R. McLoughlin
                         -------------------------------------------------
                             Philip R. McLoughlin, Chairman
                             (principal executive officer)

Date  January 5, 2004
    ----------------------------------------------------------------------


By (Signature and Title)*    /s/Nancy G. Curtiss
                         -------------------------------------------------
                             Nancy G. Curtiss, Treasurer
                             (principal financial officer)

Date  January 5, 2004
    ----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.